                      GE Capital Life Separate Account II
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Capital Life Separate Account II (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
 AIM V.I. Capital Appreciation Fund -- Series I shares
 AIM V.I. Premier Equity Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
 AllianceBernstein Premier Growth Portfolio --
   Class B
 AllianceBernstein Technology Portfolio -- Class B

Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
 VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
 Federated High Income Bond Fund II* -- Service
   Shares
 Federated Kaufmann Fund II -- Service Shares
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager Portfolio -- Service Class 2
 VIP Contrafund(R) Portfolio -- Service Class 2
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
 VIP Equity-Income Portfolio -- Service Class 2
 VIP Growth Portfolio -- Service Class 2
 VIP Growth & Income Portfolio -- Service Class 2
 VIP Mid Cap Portfolio -- Service Class 2
 VIP Value Strategies Portfolio -- Service Class 2

GE Investments Funds, Inc.:
 Income Fund
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S&P 500(R) Index Fund
 Small-Cap Value Equity Fund
 Total Return Fund
 U.S. Equity Fund
 Value Equity Fund

Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II (formerly, Salomon Brothers
   Variable Emerging Growth Fund

Janus Aspen Series:
 Balanced Portfolio -- Service Shares
 Capital Appreciation Portfolio -- Service Shares
 International Growth Portfolio -- Service Shares

Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III
   Shares
 Merrill Lynch Small Cap Value V.I. Fund -- Class III
   Shares
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
 MFS(R) Investors Trust Series -- Service Class
   Shares
 MFS(R) New Discovery Series  -- Service Class
   Shares
 MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
 Nations Marsico International Opportunities
   Portfolio
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
 Oppenheimer Balanced Fund/VA -- Service Shares
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
 Oppenheimer Main Street Fund/VA -- Service
   Shares
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares

PIMCO Variable Insurance Trust:
 High Yield Portfolio* -- Administrative Class Shares
 Long-Term U.S. Government
   Portfolio -- Administrative Class Shares
 Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
 Jennison 20/20 Focus Portfolio -- Class II

Rydex Variable Trust:
 OTC Fund

Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II

Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
 Emerging Growth Portfolio -- Class II Shares

The following Portfolios of the Funds are not available to contracts issued on or after May 1, 2003:

AIM Variable Insurance Funds:
AIM V.I. Growth Fund -- Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Small Cap Growth Portfolio -- Class
  B (formerly, Quasar Portfolio)

Dreyfus:
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
Janus Aspen Series:
Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Growth Portfolio -- Service Shares
Mid Cap Growth Portfolio -- Service Shares
Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) --
  Administrative Class Shares

 * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated April 30, 2004, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                1-800-313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is April 30, 2004.

Table of Contents


        Definitions................................................  6

        Fee Tables.................................................  8
           Examples................................................ 10

        Synopsis................................................... 12

        Condensed Financial Information............................ 17

        Investment Results......................................... 17

        Financial Statements....................................... 17

        The Company................................................ 18

        The Separate Account....................................... 19
           The Portfolios.......................................... 19
           Voting Rights........................................... 20
           Subaccounts............................................. 20
           Changes to the Separate Account and the Subaccounts..... 27

        The Guarantee Account...................................... 28

        Charges and Other Deductions............................... 30
           Transaction Expenses.................................... 31
           Other Charges........................................... 33
           Additional Information.................................. 34

        The Contract............................................... 36
           Purchase of the Contract................................ 36
           Ownership............................................... 37
           Assignment.............................................. 38
           Purchase Payments....................................... 38
           Valuation Day and Valuation Period...................... 39
           Allocation of Purchase Payments......................... 39
           Valuation of Accumulation Units......................... 40
           Optional Enhanced Payment Benefit....................... 40

        Transfers.................................................. 42
           Transfers Before the Annuity Commencement Date.......... 42
           Transfers From the Guarantee Account to the Subaccounts. 42 Transfers From the Subaccounts to the Guarantee Account. 42
           Transfers Among the Subaccounts......................... 43
           Telephone/Internet Transactions......................... 44
           Confirmation of Transactions............................ 45
           Special Note on Reliability............................. 45
           Transfers By Third Parties.............................. 45
           Dollar Cost Averaging Program........................... 45

   Portfolio Rebalancing Program............................................  47
   Guarantee Account Interest Sweep Program.................................  48

Surrenders and Partial Withdrawals..........................................  49
   Surrenders and Partial Withdrawals.......................................  49
   Systematic Withdrawal Program............................................  50

The Death Benefit...........................................................  52
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date.  52
   When We Calculate The Death Benefit......................................  54
   Death of an Owner or Joint Owner Before the Annuity Commencement Date....  55
   Death of Owner, Joint Owner or Annuitant After Income Payments Begin.....  57

Income Payments.............................................................  58
   Optional Payment Plans...................................................  60
   Variable Income Payments.................................................  61
   Transfers After the Annuity Commencement Date............................  62

Federal Tax Matters.........................................................  64
   Introduction.............................................................  64
   Taxation of Non-Qualified Contracts......................................  64
   Section 1035 Exchanges...................................................  69
   Qualified Retirement Plans...............................................  69
   Federal Income Tax Withholding...........................................  74
   State Income Tax Withholding.............................................  74
   Tax Status of the Company................................................  74
   Changes in the Law.......................................................  74

Requesting Payments.........................................................  75

Distribution of the Contracts...............................................  77
   Principal Underwriter....................................................  77
   Sales of the Contracts...................................................  77

Additional Information......................................................  79
   Owner Questions..........................................................  79
   Return Privilege.........................................................  79
   State Regulation.........................................................  79
   Evidence of Death, Age, Gender or Survival...............................  80
   Records and Reports......................................................  80
   Other Information........................................................  80
   Legal Proceedings........................................................  80

Appendix A -- Portfolio Expenses............................................ A-1

Appendix B -- Condensed Financial Information............................... B-2

Table of Contents -- Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

                      Separate Account -- GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, 1-800-313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables


                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

          Contract Owner Transaction Expenses
          ------------------------------------------------------------
          Surrender Charge (as a percentage of      Maximum of 8%/1,2/
           purchase payments partially withdrawn or
           surrendered)
          ------------------------------------------------------------
            Transfer Charge                             $10.00/3/
          ------------------------------------------------------------

                    /1/ The maximum surrender charge assumes you elect the
                        Enhanced Payment Benefit Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.
                    /2/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.
                    /3/ We reserve the right to assess a transfer charge for
                        each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------
  Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------

Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------

  Mortality and Expense Risk Charge                       Annuitant
                                                      (Joint Annuitant,
                                                       if any) Age 70       Either Annuitant
                                                         or Younger           Over Age 70
                                                          at Issue              at Issue
                                                  ------------------------- ----------------
                                                            1.30%                1.50%
--------------------------------------------------------------------------------------------
  Administrative Expense Charge                                     0.15%
--------------------------------------------------------------------------------------------

Optional Benefits
--------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                                  0.15%/2/
--------------------------------------------------------------------------------------------

Maximum Total Separate Account Annual Expenses/3/         Annuitant
                                                  (Joint Annuitant, if any)
                                                           Age 70           Either Annuitant
                                                         or Younger           Over Age 70
                                                          at Issue              at Issue
                                                  ------------------------- ----------------
                                                            1.60%                1.80%
--------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.
                    /2/ This charge is deducted as a percentage of your assets allocated to the Separate Account.
                    /3/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account annual expenses would be lower.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in Appendix A to this prospectus and in the prospectus for each Portfolio.

           Annual Portfolio Expenses/1/              Minimum Maximum
           ---------------------------------------------------------
           Total Annual Portfolio Operating Expenses
            (before fee waivers or reimbursements)    0.37%   3.65%
           ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.37% and 2.19%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Enhanced Payment Benefit Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                   1 Year    3 Years   5 Years  10 Years
      -                           --------- --------- --------- ---------
      Costs Based on Maximum
        Annual Portfolio Expenses $4,075.85 $7,515.79 $8,876.18 $9,238.29
      -------------------------------------------------------------------

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                   1 Year    3 Years   5 Years  10 Years
      -                           --------- --------- --------- ---------
      Costs Based on Maximum
        Annual Portfolio Expenses $3,355.85 $6,885.79 $8,336.18 $9,238.29
      -------------------------------------------------------------------

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.65% for the mortality
                           and expense risk charge as well as the
                           administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.1% of the Contract Value); and

                         . a charge of 0.15% for the Enhanced Payment Benefit
                           Option (an annual rate as a percentage of your assets in the Separate Account).

                      If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee

                      Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

                      For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.45% (1.60% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total annual charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, but there may be limits on the method of transfer and how often you may make a transfer. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. In addition, transfers among the Subaccounts, as well as to and from the Guarantee Account may be subject to certain restrictions. See the "Transfers," "Income

                      Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

                      If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

                      If you elect the enhanced payment benefit your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

                      This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

                      If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract--Allocation of Purchase Payments" provision in this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Enhanced Payment Benefit Option. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company


                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments.
                      You may change your allocation without penalty or charges.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS           You may allocate purchase payments in up to 10
                      Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                     Adviser (and Sub-Adviser(s),
                Subaccount Investing In                 Investment Objective                as applicable)
                -------------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --    Seeks long-term growth of capital.       A I M Advisors, Inc.
INSURANCE FUNDS Series II shares
                -------------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation   Seeks growth of capital.                 A I M Advisors, Inc.
                Fund -- Series I shares
                -------------------------------------------------------------------------------------------------
                AIM V.I. Growth Fund --         Seeks growth of capital.                 A I M Advisors, Inc.
                Series I shares
                -------------------------------------------------------------------------------------------------
                AIM V.I. Premier Equity Fund -- Seeks to achieve long-term growth of     A I M Advisors, Inc.
                Series I shares                 capital. Income is a secondary
                                                objective.
                -------------------------------------------------------------------------------------------------

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                     Investment Objective                    as applicable)
                     ---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein Growth and     Seeks reasonable current income and         Alliance Capital
VARIABLE PRODUCTS    Income Portfolio --Class B       reasonable opportunity for appreciation     Management, L.P.
SERIES FUND, INC.                                     through investments primarily in dividend-
                                                      paying common stocks of good quality.
                     ---------------------------------------------------------------------------------------------------------
                     AllianceBernstein Premier        Seeks growth of capital by pursuing         Alliance Capital
                     Growth Portfolio -- Class B      aggressive investment policies.             Management, L.P.
                     ---------------------------------------------------------------------------------------------------------
                     AllianceBernstein Small Cap      Seeks growth of capital by pursuing         Alliance Capital
                     Growth Portfolio -- Class B      aggressive investment policies. Current     Management, L.P.
                     (formerly, Quasar Portfolio)     income is incidental to the portfolio's
                                                      objective.
                     ---------------------------------------------------------------------------------------------------------
                     AllianceBernstein Technology     Seeks growth of capital. Current income     Alliance Capital
                     Portfolio -- Class B             is incidental to the portfolio's objective. Management, L.P.
                     ---------------------------------------------------------------------------------------------------------
DREYFUS              The Dreyfus Socially Responsible Seeks to provide capital growth. Current    The Dreyfus Corporation
                     Growth Fund, Inc. -- Initial     income is a secondary objective.
                     Shares
                     ---------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund     Seeks high current income.                  Eaton Vance Management
TRUST
                     ---------------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences     Seeks long-term capital growth by           OrbiMed Advisors, LLC.
                     Fund                             investing in a worldwide and diversified
                                                      portfolio of health science companies.
                     ---------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --       Seeks long-term capital growth.             Evergreen Investment
ANNUITY TRUST        Class 2                                                                      Management Company, LLC
                     ---------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond       Seeks high current income by investing      Federated Investment
SERIES               Fund II -- Service Class         in lower-rated corporate debt               Management Company
                                                      obligations, commonly referred to as
                                                      "junk bonds."
                     ---------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --    Seeks capital appreciation.                 Federated Investment
                     Service Shares                                                               Management Company of
                                                                                                  Pennsylvania (subadvised by
                                                                                                  Federated Global Investment
                                                                                                  Management Corp.)
                     ---------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE    VIP Asset Manager Portfolio --   Seeks to obtain high total return with      Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                  reduced risk over the long-term by          Research Company
FUND                                                  allocating its assets among stocks,         (subadvised by Fidelity
                                                      bonds, and short-term instruments.          Management & Research
                                                                                                  (U.K.) Inc. (FMR U.K.),
                                                                                                  Fidelity Management &
                                                                                                  Research (Far East) Inc.
                                                                                                  (FMR Far East) and Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  (FIJ); Fidelity Investments
                                                                                                  Money Management Inc.
                                                                                                  (FIMM), FMR Co., Inc.
                                                                                                  (FMRC))
                     ---------------------------------------------------------------------------------------------------------

                                                                             Adviser (and Sub-Adviser(s),
  Subaccount Investing In                     Investment Objective                  as applicable)
  -------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.    Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc. (FMR U.K.),
                                                                             Fidelity Management &
                                                                             Research (Far East) Inc.
                                                                             (FMR Far East) and Fidelity
                                                                             Investments Japan Limited
                                                                             (FIJ), FMR Co., Inc. (FMRC))
  -------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital               Seeks capital appreciation.              Fidelity Management &
  Appreciation Portfolio -- Service                                          Research Company
  Class 2                                                                    (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc. (FMR U.K.),
                                                                             Fidelity Management &
                                                                             Research (Far East) Inc.
                                                                             (FMR Far East) and Fidelity
                                                                             Investments Japan Limited
                                                                             (FIJ), FMR Co., Inc. (FMRC))
  -------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio --    Seeks reasonable income. The Portfolio   Fidelity Management &
  Service Class 2                   will also consider the potential for     Research Company
                                    capital appreciation. The portfolio's    (subadvised by FMR Co., Inc.
                                    goal is to achieve a yield which exceeds (FMRC))
                                    the composite yield on the securities
                                    comprising the Standard & Poor's
                                    500/SM/ Index (S&P 500(R))
  -------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio --           Seeks to achieve capital appreciation.   Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by FMR Co., Inc.
                                                                             (FMRC))
  -------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio --  Seeks high total return through a        Fidelity Management &
   Service Class 2                  combination of current income and        Research Company
                                    capital appreciation.                    (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc. (FMR U.K.),
                                                                             Fidelity Management &
                                                                             Research (Far East) Inc.
                                                                             (FMR Far East) and Fidelity
                                                                             Investments Japan Limited
                                                                             (FIJ), FMR Co., Inc. (FMRC))
  -------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio --          Seeks long-term growth of capital.       Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.), Inc. (FMR U.K.) and
                                                                             Fidelity Management &
                                                                             Research Far East Inc. (FMR
                                                                             Far East))
  -------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Seeks capital appreciation.              Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by FMR Co., Inc.
                                                                             (FMRC))
  -------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                      Investment Objective                   as applicable)
                   ---------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                        Seeks maximum income consistent           GE Asset Management
FUNDS, INC.                                           with prudent investment management        Incorporated
                                                      and the preservation of capital.
                   ---------------------------------------------------------------------------------------------------------
                   Mid-Cap Value Equity Fund          Seeks long-term growth of capital and     GE Asset Management
                                                      future income.                            Incorporated
                   ---------------------------------------------------------------------------------------------------------
                   Money Market Fund                  Seeks a high level of current income      GE Asset Management
                                                      consistent with the preservation of       Incorporated
                                                      capital and the maintenance of liquidity.
                   ---------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund         Seeks long-term growth of capital and     GE Asset Management
                                                      future income rather than current         Incorporated
                                                      income.
                   ---------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund        Seeks maximum total return through        GE Asset Management
                                                      current income and capital                Incorporated (subadvised by
                                                      appreciation.                             Seneca Capital
                                                                                                Management)
                   ---------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/           Seeks growth of capital and               GE Asset Management
                                                      accumulation of income that               Incorporated (subadvised by
                                                      corresponds to the investment return of   SSgA Funds Management, Inc.)
                                                      Standard & Poor's 500 Composite
                                                      Stock Index.
                   ---------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund        Seeks long-term growth of capital.        GE Asset Management
                                                                                                Incorporated (subadvised by
                                                                                                Palisade Capital
                                                                                                Management, L.L.C.)
                   ---------------------------------------------------------------------------------------------------------
                   Total Return Fund                  Seeks the highest total return            GE Asset Management
                                                      composed of current income and            Incorporated
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                   ---------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                   Seeks long-term growth of capital.        GE Asset Management
                                                                                                Incorporated
                   ---------------------------------------------------------------------------------------------------------
                   Value Equity Fund                  Seeks long-term growth of capital and     GE Asset Management
                                                      future income.                            Incorporated
                   ---------------------------------------------------------------------------------------------------------
GREENWICH STREET   Salomon Brothers Variable          Seeks capital appreciation.               Salomon Brothers Asset
SERIES FUND        Aggressive Growth Fund -- Class II                                           Management Inc.
                   (formerly, Salomon Brothers
                   Variable Emerging Growth Fund)
                   ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service      Seeks long-term capital growth            Janus Capital Management
                   Shares                             consistent with preservation of capital   LLC
                                                      and balanced by current income.
                   ---------------------------------------------------------------------------------------------------------
                   Capital Appreciation Portfolio --  A non-diversified1 portfolio that seeks   Janus Capital Management
                   Service Shares                     long-term growth of capital.              LLC
                   ---------------------------------------------------------------------------------------------------------
                   Global Life Sciences Portfolio --  Seeks long-term growth of capital.        Janus Capital Management
                   Service Shares                                                               LLC
                   ---------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                                    Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                      Investment Objective                   as applicable)
                       ---------------------------------------------------------------------------------------------------------
                       Global Technology Portfolio --     A non-diversified1 portfolio that seeks   Janus Capital Management
                       Service Shares                     long-term growth of capital.              LLC
                       ---------------------------------------------------------------------------------------------------------
                       Growth Portfolio -- Service        Seeks long-term growth of capital in a    Janus Capital Management
                       Shares                             manner consistent with preservation of    LLC
                                                          capital.
                       ---------------------------------------------------------------------------------------------------------
                       International Growth Portfolio --  Seeks long-term growth of capital.        Janus Capital Management
                       Service Shares                                                               LLC
                       ---------------------------------------------------------------------------------------------------------
                       Mid Cap Growth Portfolio --        Seeks long-term growth of capital.        Janus Capital Management
                       Service Shares                                                               LLC
                       ---------------------------------------------------------------------------------------------------------
                       Worldwide Growth Portfolio --      Seeks long-term growth of capital in a    Janus Capital Management
                       Service Shares                     manner consistent with preservation of    LLC
                                                          capital.
                       ---------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE Merrill Lynch Basic Value V.I.     Seeks capital appreciation, and           Merrill Lynch Investment
SERIES FUNDS, INC.     Fund -- Class III Shares           secondarily, income.                      Managers, L.P.
                       ---------------------------------------------------------------------------------------------------------
                       Merrill Lynch Large Cap Growth     Seeks long-term capital growth.           Merrill Lynch Investment
                       V.I. Fund -- Class III Shares                                                Managers, L.P.
                       ---------------------------------------------------------------------------------------------------------
                       Merrill Lynch Small Cap Value      Seeks long-term growth of capital.        Merrill Lynch Investment
                       V.I. Fund -- Class III Shares                                                Managers, L.P.
                       ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Growth Stock      Seeks long-term growth of capital and     Massachusetts Financial
INSURANCE TRUST        Series -- Service Class Shares     future income rather than current income. Services Company ("MFS(R)")
                       ---------------------------------------------------------------------------------------------------------
                       MFS(R) Investors Trust Series --   Seeks long-term growth of capital and     Massachusetts Financial
                       Service Class Shares               secondarily reasonable current income.    Services Company ("MFS(R)")
                       ---------------------------------------------------------------------------------------------------------
                       MFS(R) New Discovery Series --     Seeks capital appreciation.               Massachusetts Financial
                       Service Class Shares                                                         Services Company ("MFS(R)")
                       ---------------------------------------------------------------------------------------------------------
                       MFS(R) Utilities Series -- Service Seeks capital growth and current          Massachusetts Financial
                       Class Shares                       income.                                   Services Company ("MFS(R)")
                       ---------------------------------------------------------------------------------------------------------
NATIONS SEPARATE       Nations Marsico Growth Portfolio   Seeks long-term growth of capital.        Banc of America Capital
ACCOUNT TRUST                                                                                       Management, LLC
                                                                                                    (subadvised by Marsico
                                                                                                    Capital)
                       ---------------------------------------------------------------------------------------------------------
                       Nations Marsico International      Seeks long-term growth of capital.        Banc of America Capital
                       Opportunities Portfolio                                                      Management, LLC
                                                                                                    (subadvised by Marsico
                                                                                                    Capital)
                       ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Aggressive Growth      Seeks capital appreciation by investing   OppenheimerFunds, Inc.
ACCOUNT FUNDS          Fund VA -- Service Shares          in "growth type" companies.
                       ---------------------------------------------------------------------------------------------------------
                       Oppenheimer Balanced Fund/         Seeks a high total investment return,     OppenheimerFunds, Inc.
                       VA -- Service Shares               which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                       ---------------------------------------------------------------------------------------------------------
                       Oppenheimer Capital                Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                       Appreciation Fund/VA -- Service    in securities of well-known established
                       Shares                             companies.
                       ---------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                               Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                      Investment Objective                   as applicable)
                  ---------------------------------------------------------------------------------------------------------
                  Oppenheimer Global Securities     Seeks long-term capital appreciation by     OppenheimerFunds, Inc.
                  Fund/VA -- Service Shares         investing a substantial portion of its
                                                    assets in securities of foreign issuers,
                                                    "growth-type" companies, cyclical
                                                    industries and special situations that
                                                    are considered to have appreciation
                                                    possibilities.
                  ---------------------------------------------------------------------------------------------------------
                  Oppenheimer Main Street Fund/     Seeks high total return (which includes     OppenheimerFunds, Inc.
                  VA -- Service Shares              growth in the value of its shares as well
                                                    as current income) from equity and debt
                                                    securities.
                  ---------------------------------------------------------------------------------------------------------
                  Oppenheimer Main Street Small     Seeks capital appreciation.                 OppenheimerFunds, Inc.
                  Cap Fund/VA -- Service Shares
                  ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE    Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent       Pacific Investment
INSURANCE TRUST   Dollar Hedged) -- Administrative  with the preservation of capital.           Management Company LLC
                  Class Shares
                  ---------------------------------------------------------------------------------------------------------
                  High Yield Portfolio --           Seeks maximum total return, consistent      Pacific Investment
                  Administrative Class Shares       with preservation of capital and prudent    Management Company LLC
                                                    investment management. Invests at
                                                    least 80% of its assets in a diversified
                                                    portfolio of high yield securities ("junk
                                                    bonds") rated below investment grade
                                                    but rated at least B by Moody's or S&P,
                                                    or, if unrated, determined by PIMCO to
                                                    be of comparable quality. Effective June
                                                    1, 2004, the High Yield Portfolio's
                                                    quality guideline will change, permitting
                                                    the portfolio to invest in securities with
                                                    lower-quality credit ratings. Under the
                                                    new guidelines, the portfolio will invest
                                                    at least 80% of its assets in a
                                                    diversified portfolio of high yield
                                                    securities rated below investment grade
                                                    but rated at least Caa (subject to a
                                                    maximum of 5% of total assets in
                                                    securities rated Caa) by Moody's or
                                                    S&P, or, if unrated, determined by
                                                    PIMCO to be of comparable quality.
                  ---------------------------------------------------------------------------------------------------------
                  Long-Term U.S. Government         Seeks to maximize total return,             Pacific Investment
                  Portfolio -- Administrative Class consistent with preservation of capital     Management Company LLC
                  Shares                            and prudent investment management.
                  ---------------------------------------------------------------------------------------------------------
                  Total Return Portfolio  --        Seeks to maximize total return,             Pacific Investment
                  Administrative Class Shares       consistent with preservation of capital     Management Company LLC
                                                    and prudent investment management.
                  ---------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II    Seeks long-term growth of capital.          Prudential Management, LLC
SERIES FUND, INC.                                                                               (subadivsed by Jennison
                                                                                                Associates LLC)
                  ---------------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus              Seeks long-term growth of capital.          Prudential Management, LLC
                  Portfolio -- Class II                                                         (subadivsed by Jennison
                                                                                                Associates LLC)
                  ---------------------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                 Investment Objective                  as applicable)
                 ---------------------------------------------------------------------------------------------------
RYDEX VARIABLE   OTC Fund/1/                    Seeks to provide investment results        Rydex Global Advisors
TRUST                                           that correspond to a benchmark for
                                                over-the-counter securities. The fund's
                                                current benchmark is the NASDAQ 100
                                                Index(TM).
                 ---------------------------------------------------------------------------------------------------
SALOMON BROTHERS Salomon Brothers Variable All  Seeks long-term growth of capital.         Salomon Brothers Asset
VARIABLE SERIES  Cap Fund -- Class II                                                      Management Inc
FUNDS INC
                 ---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II Seeks capital growth and income.           Van Kampen Asset
INVESTMENT TRUST Shares                                                                    Management Inc.
                 ---------------------------------------------------------------------------------------------------
                 Emerging Growth Portfolio --   Seeks capital appreciation.                Van Kampen Asset
                 Class II Shares                                                           Management Inc.
                 ---------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      Not all of these Portfolios may be available in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

                      We may also receive service share fees from some of the Portfolios. These fees are deducted from Portfolio assets, attributable to the contracts and are for the administrative services we provide to those Portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain Portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the Portfolios. Because the service share fees and 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in Portfolio shares.

CHANGES TO THE        We reserve the right, within the law, to make additions,
SEPARATE              deletions and substitutions for the Portfolios of the
ACCOUNT AND           Funds. We may substitute shares of other portfolios for
THE SUBACCOUNTS       shares already purchased, or to be purchased in the
                      future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new
                      Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See the "Transfers" provision in this prospectus for more information.) During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. (See the "Dollar Cost Averaging Program" provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering annuity payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges;

                         . the risk that the bonus paid, if the Enhanced
                           Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

                      The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                8%
                       2                                8%
                       3                                7%
                       4                                7%
                       5                                6%
                       6                                5%
                       7                                4%
                       8                                2%
                   9 or more                            0%
       ------------------------------------------------------------------

                      The surrender charge is as follows if you do not elect the Enhanced Payment Benefit Option:

                Number of Full and Partially    Surrender Charge as a Percentage
              Completed Years Since We Received of the Surrendered or Withdrawn
                    the Purchase Payment                Purchase Payment
              ------------------------------------------------------------------
                              1                                6%
                              2                                6%
                              3                                6%
                              4                                6%
                              5                                5%
                              6                                4%
                          7 or more                            0%
              ------------------------------------------------------------------

                      We do not assess the surrender charge on surrenders or partial withdrawals:

                         . on amounts representing gain (as defined below);

                         . on free withdrawal amounts (as defined below);

                         . taken under Optional Payment Plan 1, Optional
                           Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals including surrender
                            charges previously taken;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM       We deduct from the Separate Account an amount, computed
THE SEPARATE          daily, equal to an annual rate of 1.45% (1.65% when
ACCOUNT               either Annuitant is older than age 70 when the contract
                      is issued) of the daily net assets of the Separate
                      Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract
                      Value.

                      If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administration expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual charge of $30 from your Contract
CHARGE                Value to compensate us for certain administrative
                      expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract
                      Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR            We charge for the Enhanced Payment Benefit Option. We
ENHANCED PAYMENT      deduct the charge for the Enhanced Payment Benefit Option
BENEFIT OPTION        daily at an effective annual rate of 0.15% of your daily
                      net asset value in the Separate Account. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

ADDITIONAL            We may reduce or eliminate the administrative expense and
INFORMATION           surrender charges described previously for any particular
                      contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges.
                      Lower distribution and administrative expenses may be the result of economies associated with:

                        (1) the use of mass enrollment procedures;

                        (2) the performance of administrative or sales
                            functions by the employer;

                        (3) the use by an employer of automated techniques in
                            submitting deposits or information related to deposits on behalf of its employees; or

                        (4) any other circumstances which reduce distribution
                            or administrative expenses.

                      We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

                      We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our service center.

                      To apply for a contract, you must be of legal age in the State of New York and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      During the Annuitant's life, you can change any non-natural owner to another non-natural owner.

                      Before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your Optional Payment Plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account; and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

                           Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Annuity Commencement
                      Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service
                      Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE              You may make purchase payments at any frequency and in
PAYMENTS              the amount you select, subject to certain limitations.
                      You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age
                      80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner
                      (or joint owner, if applicable), whichever comes first.
                      We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

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




                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place purchase payments into the Subaccounts, each of
PURCHASE              which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

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



VALUATION OF          Partial withdrawals, surrenders and/or payment of the
ACCUMULATION          death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

OPTIONAL              For contracts issued with Annuitant(s) age 80 or younger,
ENHANCED              if you elect the Optional Enhanced Payment Benefit, we
PAYMENT               will add a percentage of each purchase payment you make
BENEFIT               to your Contract Value. Currently, this amount is 4%, but
                      it may vary with each purchase payment and could be zero.
                      We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

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




                      We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

                      There are important things you should consider before you elect the enhanced payment benefit. These include:

                         . Over time and under certain circumstances (such as
                           an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

                         . Once you elect the enhanced payment benefit, you
                           cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

                         . We may lower the enhanced payment amount, and we may
                           determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

                         . We will recapture the enhanced payment amount if you
                           surrender your contract during the free look period.

                         . Please take advantage of the guidance of a qualified
                           financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

                         . We may profit from the enhanced payment benefit
                           charge.

Transfers

TRANSFERS BEFORE      All contract owners may transfer all or a portion of
THE ANNUITY           their assets between and among the Subaccounts of the
COMMENCEMENT          Separate Account and the Guarantee Account on any
DATE                  Valuation Day prior to the Annuity Commencement Date,
                      subject to certain conditions that are stated below.
                      Owners may not, however, transfer assets in the Guarantee
                      Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee
                      Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. For contracts issued on or after
TO THE GUARANTEE      the later of September 2, 2003, or the date on which New
ACCOUNT               York state insurance authorities approve applicable
                      contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG       All contract owners may submit 12 Subaccount transfers
THE SUBACCOUNTS       each calendar year by U.S. Mail, voice response,
                      internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted under any circumstances. In addition, owners wishing to cancel a written Subaccount transfer must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Service Center.
                      The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar
                      Cost Averaging program or Portfolio Rebalancing program.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      Sometimes, we may not honor transfer requests. We may not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

                        (2) the transfer is a result of more than one trade
                            involving the same Subaccount within a 30 day period; or

                        (3) the transfer would adversely affect Accumulation
                            Unit values.

                      We also may not honor transfers made by third parties (see the "Transfers by Third Parties" provision). We will treat all contract owners equally with respect to transfer requests.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Service Center in accordance with the first paragraph of this section.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/            All contract owners may make their first 12 transfers
INTERNET              among the Subaccounts or between the Subaccounts and the
TRANSACTIONS          Guarantee Account by calling or electronically contacting
                      us provided we receive written authorization at our Service Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/internet instructions;

                        (2) confirming the telephone/internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and internet transactions.

                      We may delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that the internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service
                      Center.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

                      Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted. These procedures will not, however, prevent owners from making their own transfer requests.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE

                      Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 313-5282.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your purchase payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using

                      Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating purchase
PROGRAM               payments, in accordance with your allocation instructions
                      in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals


SURRENDERS AND        We will allow you to surrender your contract or to
PARTIAL               withdraw of a portion of your Contract Value at any time
WITHDRAWALS           before the Annuity Commencement Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We may delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

                      For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
 PROGRAM              equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. (See the "Surrender Charge" provision.) We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. (See the "Surrender Charge" provision in this prospectus.) Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

The Death Benefit


DEATH BENEFIT         If any Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANY ANNUITANT         joint owner of the contract, the amount of proceeds
BEFORE ANNUITY        available for the designated beneficiary is the death
COMMENCEMENT          benefit. Upon receipt of due proof of an Annuitant's
DATE                  death (generally, due proof is a certified copy of the
                      death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      If the Annuitant is, or both the Annuitant and Joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the sum of (1) minus (2) plus (3), where:

                             (1)the greatest Contract Value as of any contract
                                anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

                            (2) the Contract Value on the date of death; and

                            (3) the Contract Value on the date we receive date
                                due proof of death.

                        (c) purchase payments less any partial withdrawals.

                      If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death;

                        (c) purchase payments less any partial withdrawals.

                      We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (i) purchases a contract for $100,000;

                       (ii) makes no additional purchase payments and takes no
                            partial withdrawals;

                      (iii) is not subject to premium taxes;

                       (iv) the Annuitant is age 75 on the Contract Date; and

                        (v) we receive due proof of death on the date of death
                            then:

                               Annuitant's Contract  Death
                   End of Year     Age      Value   Benefit
                   -----------------------------------------
                        1          76      $103,000 $103,000
                        2          77       112,000  112,000
                        3          78        90,000  112,000
                        4          79       135,000  135,000
                        5          80       130,000  135,000
                        6          81       150,000  150,000
                        7          82       125,000  135,000
                        8          83       145,000  145,000
                   -----------------------------------------

                      The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

                      For example:

                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/04  $5,000  $ 5,000  $ 5,000
                       3/31/08      --   10,000   10,000
                       3/31/09      --    7,000   10,000
                       ---------------------------------

                      If a withdrawal of $3,500 is made on March 31, 2009, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

                        (i) death occurs on March 31, 2009;

                       (ii) due proof of death was provided on March 31, 2009;

                      (iii) no other purchase payments were made or partial
                            withdrawals were taken;

                       (iv) the Annuitant and any Joint Annuitant were both
                            younger than age 80 at issue;

                        (v) no surrender charge applies; and

                       (vi) no premium tax applies to the partial withdrawal.

                      This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE               We will calculate the death benefit on the date we
CALCULATE THE         receive due proof of death at our Service Center. Until
DEATH BENEFIT         we receive complete written instructions satisfactory to
                      us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or
                      Guarantee Account, according to your last instructions.
                      This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR JOINT        distributions be made under this contract upon the first
OWNER BEFORE          death of:
THE ANNUITY
COMMENCEMENT
DATE
                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if the owner is a
                           non-natural entity such as a trust or corporation).

                      At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under optional payment plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                Amount of
                        Person Who Died       Proceeds Paid
                   -----------------------------------------
                   Owner or Joint Owner      Surrender Value
                   (who is not an Annuitant)
                   -----------------------------------------
                   Owner or Joint Owner      Death Benefit
                   (who is an Annuitant)
                   -----------------------------------------
                   Annuitant                 Death Benefit

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF              After income payments begin, if an owner, joint owner,
OWNER, JOINT          Annuitant, or designated beneficiary dies while the
OWNER, OR             contract is in force, payments that are already being
ANNUITANT             made under the contract will be made at least as rapidly
AFTER INCOME          as under the method of distribution in effect at the time
PAYMENTS BEGIN        of such death, notwithstanding any other provision of the
                      contract.

Income Payments


                      The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin, however, the Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants), unless specifically requested by you in writing and approved by us. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Validation Day
                           immediately preceeding your Annuity Commencement
                           Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received in good order for Optional Payment Plans 2, 3 or 4, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE              The monthly amount of your first variable income payment
INCOME                will equal your Surrender Value on the Valuation Day
PAYMENTS              immediately preceding your Annuity Commencement Date,
                      multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
ANNUITY               payments three times each calendar year. The transfer
COMMENCEMENT          will be effective as of the end of the Valuation Period
DATE                  during which we receive written request at our Service
                      Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters



INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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                      contract as an agent for an individual. However, this
                      exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

                      Age at which annuity payments must begin. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract's purchase payments and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

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                      No guarantees regarding tax treatment.  We make no
                      guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

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                      Taxation of annuity payments.  The Code imposes tax on a
                      portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payment.

                      Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the "investment in the contract." If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 if the payee is at an advanced age.

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as
                           annuity payments if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date.

                         . If received in accordance with the existing optional
                           payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.

                         . If received in a lump sum, the tax law imposes tax
                           on the death benefit to the extent that it exceeds the unrecovered "investment in the contract."

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                      Penalty taxes payable on partial withdrawals, surrenders,
                      or annuity payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or annuity payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an annuity payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

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SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2


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                           (subject to certain exceptions); or (2) during the
                           five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
                           59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the

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                      spouse, the benefits must be paid in the form of a
                      qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

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                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

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                      Federal penalty taxes payable on distributions.  The Code
                      may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

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                      Prior to receiving an eligible rollover distribution from
                      us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME        We will withhold and remit to the IRS a part of the
TAX WITHHOLDING       taxable portion of each distribution made under a
                      contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal or surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX      If required by the law of your state, we will also
WITHHOLDING           withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE     Under existing Federal income tax laws, we do not pay tax
COMPANY               on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Requesting Payments


                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;


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                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.


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Distribution of the Contracts



PRINCIPAL             Capital Brokerage Corporation (doing business in Indiana,
UNDERWRITER           Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively "Capital Brokerage") is the distributor and principal underwriter of the contracts.
                      Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd
                      Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the NASD.

SALES OF THE          Capital Brokerage offers the contracts through registered
CONTRACTS             representatives who are registered with the NASD and with
                      the states in which they do business. More information about Capital Brokerage and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

                      Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

                      The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits).

                      We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature and similar services. In addition, registered representatives may be eligible for non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

                      We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

                      Capital Brokerage also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Evergreen Variable Annuity Trust, Fidelity Variable Insurance Products Fund, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc. MFS(R) Variable Investment Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Fund Inc, and Van Kampen Life Investment Trust.

Additional Information


OWNER QUESTIONS       The obligations to owners under the contracts are ours.
                      Please direct your questions and concerns to us at our Service Center.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                            GE Capital Life Assurance Company of New York
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

                      If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

                      If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of New York, we are subject to
                      provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL


RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                 The Company like other life insurance companies, is
PROCEEDINGS           involved in lawsuits, including class action lawsuits. In
                      some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate
                      Account.

                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix A
Portfolio Expenses

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                         Total
                                                                                       Underlying
                                              Management 12b-1 Administrative  Other   Portfolio
                                                 Fees    Fees     Expense     Expenses  Expenses
-------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II
   shares                                        0.73%   0.25%       N/A        0.31%     1.29%
  AIM V.I. Capital Appreciation Fund --
   Series I shares                               0.61     N/A        N/A        0.24      0.85
  AIM V.I. Growth Fund -- Series I shares/1/     0.63     N/A        N/A        0.27      0.90
  AIM V.I. Premier Equity Fund --
   Series I shares                               0.61     N/A        N/A        0.24      0.85

AllianceBernstein Variable Products
Series Fund, Inc.
-------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income
   Portfolio --  Class B                         0.63    0.25       0.00        0.03      0.91
  AllianceBernstein Premier Growth
   Portfolio -- Class B                          1.00    0.25       0.00        0.05      1.30
  AllianceBernstein Small Cap Growth
   Portfolio -- Class B (formerly, Quasar
   Portfolio)                                    1.00    0.25        N/A        0.36      1.61
  AllianceBernstein Technology Portfolio --
   Class B                                       1.00    0.25       0.00        0.12      1.37

Dreyfus
-------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares                  0.75     N/A        N/A        0.09      0.84

Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                   0.58    0.25       0.25        0.28      1.36
  VT Worldwide Health Sciences Fund              1.14    0.25       0.25        0.55      2.19

Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2             0.52    0.25        N/A        0.20      0.97

Federated Insurance Series
-------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II --
   Service Shares                                0.60    0.25       0.25        0.15      1.25
  Federated Kaufmann Fund II -- Service
   Shares                                        1.43    0.25       0.25        1.72      3.65

                    /1/ This Fund expense is as a result of a reorganization of another fund into the AIM V.I. Growth Fund which occurred on April 30, 2004. The Fund's Total Underlying Portfolio Expenses have been restated to reflect current expenses.

                                                                                        Total
                                                                                      Underlying
                                             Management 12b-1 Administrative  Other   Portfolio
                                                Fees    Fees     Expense     Expenses  Expenses
------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
------------------------------------------------------------------------------------------------
  VIP Asset Manager Portfolio -- Service
   Class 2                                      0.53%   0.25%       N/A        0.13%     0.91%
  VIP Contrafund(R) Portfolio -- Service
   Class 2                                      0.58    0.25        N/A        0.10      0.93
  VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2                 0.58    0.25        N/A        1.27      2.10
  VIP Equity-Income Portfolio -- Service
   Class 2                                      0.48    0.25        N/A        0.09      0.82
  VIP Growth Portfolio -- Service
   Class 2                                      0.58    0.25        N/A        0.09      0.92
  VIP Growth & Income Portfolio -- Service
   Class 2                                      0.48    0.25        N/A        0.12      0.85
  VIP Mid Cap Portfolio -- Service
   Class 2                                      0.58    0.25        N/A        0.12      0.95
  VIP Value Strategies Portfolio -- Service
   Class 2                                      0.58    0.25        N/A        0.16      0.99

GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------
  Income Fund                                   0.50     N/A        N/A        0.05      0.55
  Mid-Cap Value Equity Fund                     0.65     N/A        N/A        0.04      0.69
  Money Market Fund                             0.39     N/A        N/A        0.04      0.43
  Premier Growth Fund                           0.65     N/A        N/A        0.05      0.70
  Real Estate Securities Fund                   0.85     N/A        N/A        0.04      0.89
  S&P 500(R) Index Fund                         0.35     N/A        N/A        0.02      0.37
  Small-Cap Value Equity Fund                   0.80     N/A        N/A        0.06      0.86
  Total Return Fund                             0.48     N/A        N/A        0.09      0.57
  U.S. Equity Fund                              0.55     N/A        N/A        0.06      0.61
  Value Equity Fund                             0.65     N/A        N/A        0.15      0.80

Greenwich Street Series Fund
------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive          0.75    0.25       0.20        0.44      1.64
   Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Emerging
   Growth Fund)

Janus Aspen Series
------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares          0.65    0.25        N/A        0.02      0.92
  Capital Appreciation Portfolio -- Service     0.65    0.25        N/A        0.03      0.93
   Shares
  Global Life Sciences Portfolio -- Service     0.65    0.25        N/A        0.32      1.22
   Shares
  Global Technology Portfolio -- Service        0.65    0.25        N/A        0.20      1.10
   Shares
  Growth Portfolio -- Service Shares            0.65    0.25        N/A        0.02      0.92
  International Growth Portfolio -- Service     0.65    0.25        N/A        0.11      1.01
   Shares
  MidCap Growth Portfolio -- Service            0.65    0.25        N/A        0.02      0.92
   Shares
  Worldwide Growth Portfolio -- Service         0.65    0.25        N/A        0.06      0.96
   Shares

                                                                                       Total
                                                                                     Underlying
                                            Management 12b-1 Administrative  Other   Portfolio
                                               Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------

Merrill Lynch Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund --       0.60%   0.25%       N/A        0.07%     0.92%
   Class III Shares
  Merrill Lynch Large Cap Growth V.I.          0.65    0.25        N/A        0.38      1.28
   Fund --  Class III Shares
  Merrill Lynch Small Cap Value V.I.           0.75    0.25        N/A        0.08      1.08
   Fund -- Class III Shares

MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series --      0.75    0.25        N/A        0.13      1.13
    Service Class Shares
  MFS(R) Investors Trust Series --Service      0.75    0.25        N/A        0.12      1.12
   Class Shares
  MFS(R) New Discovery Series --Service        0.90    0.25        N/A        0.14      1.29
   Class Shares
  MFS(R) Utilities Series -- Service Class     0.75    0.25        N/A        0.17      1.17
   Shares

Nations Separate Account Trust
-----------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio             0.75    0.25        N/A        0.38      1.38
  Nations Marsico International                0.80    0.25        N/A        0.79      1.84
   Opportunities Portfolio

Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/          0.68    0.25        N/A        0.02      0.95
   VA -- Service Shares
  Oppenheimer Balanced Fund/VA --              0.73    0.25        N/A        0.03      1.01
   Service Shares
  Oppenheimer Capital Appreciation Fund/       0.65    0.25        N/A        0.04      0.94
   VA -- Service Shares
  Oppenheimer Global Securities                0.63    0.25        N/A        0.05      0.93
   Fund/VA -- Service Shares
  Oppenheimer Main Street Fund/VA --           0.68    0.25        N/A        0.03      0.96
   Service Shares
  Oppenheimer Main Street Small Cap            0.75    0.25        N/A        0.23      1.23
   Fund/VA -- Service Shares

PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar          0.25     N/A       0.50        0.18      0.93
   Hedged) -- Administrative Class
   Shares
  High Yield Portfolio -- Administrative       0.25     N/A        N/A        0.50      0.75
   Class Shares
  Long-Term U.S. Government Portfolio --       0.25     N/A        N/A        0.41      0.66
    Administrative Class Shares
  Total Return Portfolio -- Administrative     0.25     N/A        N/A        0.40      0.65
   Class Shares

The Prudential Series Fund, Inc.
-----------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II               0.60    0.25       0.15        0.04      1.04
  Jennison 20/20 Focus Portfolio --            0.75    0.25       0.15        0.20      1.35
    Class II

Rydex Variable Trust
-----------------------------------------------------------------------------------------------
  OTC Fund                                     0.75     N/A        N/A        0.78      1.53

                                                                                    Total
                                                                                  Underlying
                                         Management 12b-1 Administrative  Other   Portfolio
                                            Fees    Fees     Expense     Expenses  Expenses
--------------------------------------------------------------------------------------------

Salomon Brothers Variable Series
Fund Inc
--------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap         0.45%   0.25%      0.20%       0.86%     1.76%
   Fund -- Class II

Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares     0.59    0.25        N/A        0.06      0.90
  Emerging Growth Portfolio -- Class II     0.70    0.25        N/A        0.07      1.02
   Shares

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                  Total
                                                                                Underlying
                                       Management 12b-1 Administrative  Other   Portfolio
                                          Fees    Fees     Expense     Expenses  Expenses
------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series
Fund, Inc.
------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income
   Portfolio -- Class B                   0.55%   0.25%       N/A        0.03%     0.83%
  AllianceBernstein Premier Growth
   Portfolio -- Class B                   0.75    0.25       0.00        0.05      1.05
  AllianceBernstein Small Cap Growth
   Portfolio -- Class B (formerly,
   Quasar Portfolio)                      1.00    0.25        N/A        0.11      1.36
  AllianceBernstein Technology
   Portfolio -- Class B                   0.75    0.25        N/A        0.12      1.12

Eaton Vance Variable Trust
------------------------------------------------------------------------------------------
  VT Income Fund of Boston                0.63    0.25       0.25        0.96      2.08

Federated Insurance Series
------------------------------------------------------------------------------------------
  Federated High Income Bond
   Fund II -- Service Shares              0.60    0.25       0.00        0.15      1.00
  Federated Kaufmann Fund II --
   Service Shares                         0.00    0.25       0.00        1.50      1.75

                                                                                       Total
                                                                                     Underlying
                                            Management 12b-1 Administrative  Other   Portfolio
                                               Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------
  VIP Asset Manager Portfolio --
   Service Class 2                             0.53%   0.25%      N/A         0.11%     0.89%
  VIP Contrafund(R) Portfolio -- Service
   Class 2                                     0.58    0.25       N/A         0.07      0.90
  VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2                0.58    0.25       N/A         0.72      1.15
  VIP Equity-Income Portfolio -- Service
   Class 2                                     0.48    0.25       N/A         0.08      0.81
  VIP Growth Portfolio -- Service
   Class 2                                     0.58    0.25       N/A         0.06      0.89
  VIP Growth & Income Portfolio --
   Service Class 2                             0.48    0.25       N/A         0.11      0.84
  VIP Mid Cap Portfolio -- Service
   Class 2                                     0.58    0.25       N/A         0.10      0.93
  VIP Value Strategies Portfolio --
   Service Class 2                             0.58    0.25       N/A         0.13      0.96

Merrill Lynch Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I.          0.65    0.25       N/A         0.37      1.27
   Fund -- Class III Shares

MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock                0.75    0.25       N/A         0.12      1.12
   Series -- Service Class Shares
  MFS(R) New Discovery Series --               0.90    0.25       N/A         0.13      1.28
   Service Class Shares
  MFS(R) Utilities Series -- Service Class     0.75    0.25       N/A         0.16      1.16
   Shares

Nations Separate Account Trust
-----------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio             0.75    0.00       N/A         0.38      1.13
  Nations Marsico International                0.46    0.25       N/A         0.79      1.50
   Opportunities Portfolio

Appendix B
Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                               $10.00            $12.91          2,061    2003
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         6.65              8.49         15,406    2003
                                                                                8.92              6.65         10,256    2002
                                                                               10.00              8.92          4,333    2001
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares                                       5.95              7.70         32,316    2003
                                                                                8.75              5.95         13,055    2002
                                                                               10.00              8.75          4,761    2001
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                               6.23              7.68         76,578    2003
                                                                                9.06              6.23         75,286    2002
                                                                               10.00              9.06         14,343    2001
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      7.12              9.27        163,858    2003
                                                                                9.29              7.12        113,958    2002
                                                                               10.00              9.29         32,844    2001
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B                         6.03              7.33         43,827    2003
                                                                                8.85              6.03         42,999    2002
                                                                               10.00              8.85         20,916    2001
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       6.28              9.21          2,719    2003
   (formerly, Quasar Portfolio)                                                 9.39              6.28          2,906    2002
                                                                               10.00              9.39         38,816    2001
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                            10.00             13.18          3,106    2003
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          6.04              7.50         12,095    2003
                                                                                8.63              6.04          7,848    2002
                                                                               10.00              8.63          1,048    2001
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  9.97             10.12         52,650    2003
                                                                               10.00              9.97             --    2002
-----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            10.40             13.33          3,671    2003
                                                                               10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          9.58             11.50         60,380    2003
                                                                                9.59              9.58         44,925    2002
                                                                               10.00              9.59          2,238    2001
-----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                                  10.00             13.31          6,995    2003
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                       $ 8.41            $10.62         72,701    2003
                                                                         9.44              8.41         29,566    2002
                                                                        10.00              9.44          3,048    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00             11.84             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         7.54              9.67        157,498    2003
                                                                         9.24              7.54         72,137    2002
                                                                        10.00              9.24         16,406    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.11              7.97         55,200    2003
                                                                         8.89              6.11         31,710    2002
                                                                        10.00              8.89          6,389    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       7.77              9.46         64,991    2003
                                                                         9.49              7.77         19,892    2002
                                                                        10.00              9.49          4,205    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                               9.05             12.33         74,762    2003
                                                                        10.21              9.05         46,954    2002
                                                                        10.00             10.21          9,631    2001
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.65             10.87         33,377    2003
                                                                        10.00             10.65          3,625    2002
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value Equity Fund                                              8.11             10.62        147,857    2003
                                                                         9.54              8.11        118,661    2002
                                                                        10.00              9.54          9,068    2001
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      1.01              1.00        779,343    2003
                                                                         1.01              1.01        275,280    2002
                                                                         1.00              1.01        108,666    2001
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                             7.25              9.21         48,329    2003
                                                                         9.31              7.25         37,355    2002
                                                                        10.00              9.31          2,290    2001
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           10.00             12.49         15,802    2003
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                  7.02              8.87        786,490    2003
                                                                         9.17              7.02        627,019    2002
                                                                        10.00              9.17         24,366    2001
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                            9.12             11.15        208,180    2003
                                                                        10.74              9.12        153,331    2002
                                                                        10.00             10.74          9,466    2001
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                     10.00             11.44         11,203    2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                       7.35              8.93         75,469    2003
                                                                         9.24              7.35         71,518    2002
                                                                        10.00              9.24          2,014    2001
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                      7.45              9.10         44,515    2003
                                                                         9.17              7.45         37,464    2002
                                                                        10.00              9.17          2,533    2001
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II        $10.00            $12.57             --    2003
   (formerly, Salomon Brothers Variable Emerging Growth Fund)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  8.94             10.02        140,349    2003
                                                                        9.72              8.94        110,810    2002
                                                                       10.00              9.72         33,503    2001
---------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                      7.11              8.42         19,713    2003
                                                                        8.58              7.11         18,054    2002
                                                                       10.00              8.58          3,985    2001
---------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      7.07              8.80          6,531    2003
                                                                       10.19              7.07          4,698    2002
                                                                       10.00             10.19          1,137    2001
---------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         4.62              6.67          4,098    2003
                                                                        7.93              4.62          5,022    2002
                                                                       10.00              7.93          2,389    2001
---------------------------------------------------------------------------------------------------------------------
  Growth Portfolio -- Service Shares                                    5.86              7.59         26,467    2003
                                                                        8.11              5.86         20,303    2002
                                                                       10.00              8.11          4,940    2001
---------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      6.26              8.30         19,669    2003
                                                                        8.55              6.26          8,952    2002
                                                                       10.00              8.55          1,742    2001
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                            5.58              7.41         23,130    2003
                                                                        7.87              5.58         19,456    2002
                                                                       10.00              7.87          4,528    2001
---------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                          6.25              7.62         32,786    2003
                                                                        8.54              6.25         23,802    2002
                                                                       10.00              8.54          2,421    2001
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          6.19              7.47         72,388    2003
                                                                        8.68              6.19         40,187    2002
                                                                       10.00              8.68          2,249    2001
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 6.99              8.39         29,812    2003
                                                                        9.00              6.99         16,546    2002
                                                                       10.00              9.00          2,238    2001
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                   6.52              8.58         20,670    2003
                                                                        9.70              6.52         10,094    2002
                                                                       10.00              9.70            428    2001
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       6.01              8.03         52,527    2003
                                                                        7.91              6.01         40,100    2002
                                                                       10.00              7.91             --    2001
---------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
---------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                     10.00             12.36         24,394    2003
---------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                10.00             13.39         39,886    2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                    $10.00            $12.00          2,535    2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   9.91             12.77          8,853    2003
                                                                              10.00              9.91             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      7.20             10.13         48,433    2003
                                                                               9.41              7.20         21,128    2002
                                                                              10.00              9.41          3,283    2001
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            7.35              9.16        166,822    2003
                                                                               9.21              7.35        128,125    2002
                                                                              10.00              9.21         12,321    2001
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  9.43             13.40         26,082    2003
                                                                              10.00              9.43            160    2002
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class         11.04             11.12          2,416    2003
   Shares                                                                     10.35             11.04          2,641    2002
                                                                              10.00             10.35          1,017    2001
-                                                                      -----------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          9.78             11.84         72,936    2003
                                                                              10.04              9.78         26,611    2002
                                                                              10.00             10.04          5,392    2001
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          12.37             12.66        170,726    2003
                                                                              10.67             12.37        150,388    2002
                                                                              10.00             10.67         12,309    2001
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       11.36             11.76        389,745    2003
                                                                              10.56             11.36        276,091    2002
                                                                              10.00             10.56         13,530    2001
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                              10.00             12.13             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                  10.00             12.34             --    2003
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                     5.18              7.42         19,786    2003
                                                                               8.59              5.18         17,154    2002
                                                                              10.00              8.59            308    2001
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc
----------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                          10.00             12.93          1,469    2003
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                        8.05             10.37         15,943    2003
                                                                              10.00              8.05             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                                 7.26              8.56          2,320    2003
                                                                              10.00              7.26             --    2002
----------------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 30, 2004. Therefore, no Condensed Financial Information is available:

   Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2, Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/
   Portfolio -- Service Class 2, Fidelity Variable Insurance Products
   Fund -- VIP Value Strategies Portfolio -- Service Class 2, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares, Oppenheimer Variable Accounts Funds -- Oppenheimer Balanced
   Fund/VA -- Service Shares.

                      Each Annuitant over age 70 at issue

                                                                               Number of
                                             Accumulation      Accumulation  Accumulation
                                            Unit Values at    Unit Values at   Units at
Subaccounts                               Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II
   shares                                       $10.00            $12.89           466     2003
-----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation
   Fund -- Series I shares                        6.63              8.45         1,093     2003
                                                  8.91              6.63           988     2002
                                                 10.00              8.91           302     2001
-----------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I shares          5.93              7.66           751     2003
                                                  8.74              5.93           768     2002
                                                 10.00              8.74            --     2001
-----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series
   I shares                                       6.21              7.64        25,335     2003
                                                  9.05              6.21        20,837     2002
                                                 10.00              9.05         4,925     2001
-----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
Series Fund, Inc.
-----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income
   Portfolio -- Class B                           7.09              9.22        63,264     2003
                                                  9.28              7.09        64,654     2002
                                                 10.00              9.28        16,785     2001
-----------------------------------------------------------------------------------------------
 AllianceBernstein Premier Growth
   Portfolio -- Class B                           6.01              7.29        18,188     2003
                                                  8.84              6.01         6,812     2002
                                                 10.00              8.84         2,429     2001
-----------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B                           6.26              9.16         1,528     2003
   (formerly, Quasar Portfolio)                   9.37              6.26         1,529     2002
                                                 10.00              9.37            --     2001
-----------------------------------------------------------------------------------------------
 AllianceBernstein Technology
   Portfolio -- Class B                          10.00             13.16            --     2003
-----------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares            4.57              7.46           565     2003
                                                  8.62              4.57            --     2002
                                                 10.00              8.62            --     2001
-----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                     9.96             10.09        26,638     2003
                                                 10.00              9.96            --     2002
-----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund               10.40             13.29         2,410     2003
                                                 10.00             10.40            --     2002
-----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund
   II -- Service Shares                        $ 9.58            $11.44          7,968    2003
                                                 9.58              9.55          3,837    2002
                                                10.00              9.58             53    2001
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service
   Shares                                       10.00             13.30          1,979    2003
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service
   Class 2                                       8.38             10.57          8,161    2003
                                                 9.43              8.38          3,086    2002
                                                10.00              9.43            808    2001
----------------------------------------------------------------------------------------------
 Dynamic Capital Appreciation
   Portfolio -- Service Class 2                 10.00             11.83             --    2003
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service
   Class 2                                       7.52              9.62         26,370    2003
                                                 9.23              7.52          9,911    2002
                                                10.00              9.23          2,062    2001
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2         6.09              7.93         12,463    2003
                                                 8.88              6.09         12,319    2002
                                                10.00              8.88            468    2001
----------------------------------------------------------------------------------------------
 VIP Growth & Income
   Portfolio -- Service Class 2                  7.75              9.41         15,727    2003
                                                 9.47              7.75         10,540    2002
                                                10.00              9.47            158    2001
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class
   2                                             9.02             12.27         26,957    2003
                                                10.20              9.02         13,738    2002
                                                10.00             10.20          1,571    2001
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    10.63             10.83          2,648    2003
                                                10.00             10.63             --    2002
----------------------------------------------------------------------------------------------
 Mid-Cap Value Equity Fund                       8.08             10.57         11,435    2003
                                                 9.53              8.08         17,118    2002
                                                10.00              9.53             --    2001
----------------------------------------------------------------------------------------------
 Money Market Fund                               1.01              1.00        123,792    2003
                                                 1.01              1.01        179,540    2002
                                                 1.00              1.01          9,904    2001
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                      7.23              9.16          2,768    2003
                                                 9.30              7.23          1,795    2002
                                                10.00              9.30             --    2001
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                    10.00             12.48          1,901    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                           6.99              8.82         47,772    2003
                                                 9.16              6.99         34,661    2002
                                                10.00              9.16          2,381    2001
----------------------------------------------------------------------------------------------
 Small-Cap Value Equity Fund                     9.09             11.09         14,785    2003
                                                10.73              9.09          8,759    2002
                                                10.00             10.73          1,266    2001
----------------------------------------------------------------------------------------------
 Total Return Fund                              10.00             11.42          8,700    2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                                7.33              8.89          4,238    2003
                                                 9.23              7.33          5,075    2002
                                                10.00              9.23             28    2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Value Equity Fund                             $ 7.42            $ 9.06         7,469     2003
                                                 9.16              7.42         8,216     2002
                                                10.00              9.16            --     2001
----------------------------------------------------------------------------------------------

Greenwich Street Series Fund
----------------------------------------------------------------------------------------------
 Salomon Brothers Variable Aggressive           10.00             12.56            --     2003
   Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Emerging
   Growth Fund)
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares            8.91              9.96        36,951     2003
                                                 9.70              8.91        41,381     2002
                                                10.00              9.70         2,523     2001
----------------------------------------------------------------------------------------------
 Capital Appreciation
   Portfolio -- Service Shares                   7.08              8.38         1,277     2003
                                                 8.57              7.08         1,214     2002
                                                10.00              8.57         1,718     2001
----------------------------------------------------------------------------------------------
 Global Life Sciences
   Portfolio -- Service Shares                   7.05              8.75         8,446     2003
                                                10.18              7.05         5,576     2002
                                                10.00             10.18            --     2001
----------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service
   Shares                                        4.60              6.63           332     2003
                                                 7.93              4.60           333     2002
                                                10.00              7.93            --     2001
----------------------------------------------------------------------------------------------
 Growth Portfolio -- Service Shares              5.84              7.55         6,859     2003
                                                 8.10              5.84         4,967     2002
                                                10.00              8.10            --     2001
----------------------------------------------------------------------------------------------
 International Growth
   Portfolio -- Service Shares                   6.24              8.25         2,519     2003
                                                 8.54              6.24           891     2002
                                                10.00              8.54           470     2001
----------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service             5.56
   Shares                                                          7.37         2,927     2003
                                                 7.86              5.56         1,801     2002
                                                10.00              7.86            --     2001
----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service
   Shares                                        6.23              7.58         9,263     2003
                                                 8.53              6.23        10,366     2002
                                                10.00              8.53           440     2001
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares                6.17              7.44         5,766     2003
                                                 8.67              6.17        15,424     2002
                                                10.00              8.67           504     2001
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust
   Series -- Service Class Shares                6.97              8.35         5,421     2003
                                                 8.99              6.97         5,971     2002
                                                10.00              8.99           426     2001
----------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service
   Class Shares                                  6.50              8.53         4,938     2003
                                                 9.69              6.50         2,072     2002
                                                10.00              9.69            --     2001
----------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service
   Class Shares                                  5.99              7.99         7,726     2003
                                                 7.90              5.99         8,996     2002
                                                10.00              7.90            62     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------
 Nations Marsico Growth Portfolio              $10.00            $12.36        24,394     2003
----------------------------------------------------------------------------------------------
 Nations Marsico International
   Opportunities Portfolio                      10.00             13.39        39,886     2003
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account
Funds -- Class 2 Shares
----------------------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth Fund/VA
   -- Service Shares                            10.00             11.99           126     2003
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares                     9.91             12.73            --     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares                     7.17             10.08         8,202     2003
                                                 9.39              7.17         3,631     2002
                                                10.00              9.39           924     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                         7.33
   Fund/VA -- Service Shares                                       9.11        34,292     2003
                                                 9.20              7.33        24,867     2002
                                                10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares                     9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative Class
   Shares                                       11.00             11.06         1,590     2003
                                                10.37             11.00         1,640     2002
                                                10.00             10.37           797     2001
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative
   Class Shares                                  9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
 Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares                                       12.33             12.60        23,243     2003
                                                10.49             12.33        27,306     2002
                                                10.00             10.49        10,317     2001
----------------------------------------------------------------------------------------------
 Total Return
   Portfolio -- Administrative Class
   Shares                                       11.32             11.69        85,023     2003
                                                10.51             11.32        62,340     2002
                                                10.00             10.51         8,306     2001
----------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                 10.00             12.13            --     2003
----------------------------------------------------------------------------------------------
 Jennison 20/20 Focus
   Portfolio -- Class II                        10.00             12.34            --     2003
----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------
 OTC Fund                                        5.16              7.38         4,636     2003
                                                 8.58              5.16         5,514     2002
                                                10.00              8.58            --     2001
----------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund
Inc
----------------------------------------------------------------------------------------------
 Salomon Brothers Variable All Cap
   Fund -- Class II                             10.00             12.92            --     2003
----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares           8.03             10.34         1,315     2003
                                                10.00              8.03            --     2002
----------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II
   Shares                                        7.25              8.53            12     2003
                                                10.00              7.25            --     2002
----------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 30, 2004. Therefore, no Condensed Financial Information is available:

   Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2, Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/
   Portfolio -- Service Class 2, Fidelity Variable Insurance Products
   Fund -- VIP Value Strategies Portfolio -- Service Class 2, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Small Cap Value V.I. Fund --Class III Shares, Oppenheimer Variable Accounts Funds -- Oppenheimer Balanced
   Fund/VA -- Service Shares.

   Each Annuitant age 70 or younger with the Enhanced Payment Benefit Option

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II shares            $10.00            $12.89         19,517    2003
---------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -- Series I
   shares                                                   7.40              9.43         12,730    2003
                                                           10.00              7.40          5,694    2002
---------------------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I shares                    6.89              8.90         17,646    2003
                                                           10.00              6.89          8,091    2002
---------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series I shares            7.01              8.63         29,648    2003
                                                           10.00              7.01         18,661    2002
---------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund,
Inc.
---------------------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income
   Portfolio -- Class B                                     7.56              9.84        169,732    2003
                                                           10.00              7.56         70,629    2002
---------------------------------------------------------------------------------------------------------
 AllianceBernstein Premier Growth
   Portfolio -- Class B                                     7.13              8.66         66,220    2003
                                                           10.00              7.13         10,095    2002
---------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth -- Class B              6.78              9.92          8,989    2003
   (formerly, Quasar Portfolio)                            10.00              6.78          7,344    2002
---------------------------------------------------------------------------------------------------------
 AllianceBernstein Technology Portfolio -- Class B         10.00             13.17          8,384    2003
---------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares                                   7.08              8.77          2,414    2003
                                                           10.00              7.08             --    2002
---------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                               9.97             10.10         28,306    2003
                                                           10.00              9.97             --    2002
---------------------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund                         10.40             13.30         13,554    2003
                                                           10.00             10.40             --    2002
---------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service
   Shares                                                   9.80             11.75         37,414    2003
                                                           10.00              9.80         12,646    2002
---------------------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service Shares                7.92             13.30         17,950    2003
                                                           10.00              7.92          2,767    2002
---------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2          $ 8.78            $11.08        135,316    2003
                                                          10.00              8.78         60,564    2002
--------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2                           10.00             11.83             --    2003
--------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2            7.85             10.05        102,175    2003
                                                          10.00              7.85         33,456    2002
--------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                   6.81              8.88         62,076    2003
                                                          10.00              6.81         20,580    2002
--------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2          8.15              9.89         33,551    2003
                                                          10.00              8.15         19,172    2002
--------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                  8.77             11.94         95,913    2003
                                                          10.00              8.77         48,119    2002
--------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------
 Income Fund                                              10.64             10.84         84,484    2003
                                                          10.00             10.64          1,450    2002
--------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity Fund                                 8.02             10.49         60,649    2003
                                                          10.00              8.02         28,293    2002
--------------------------------------------------------------------------------------------------------
 Money Market Fund                                         1.00              0.99        689,523    2003
                                                           1.00              1.00        449,804    2002
--------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                                7.60              9.64         36,081    2003
                                                          10.00              7.60         11,446    2002
--------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund                              10.00             12.48         13,021    2003
--------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                     7.54              9.51        337,746    2003
                                                          10.00              7.54         46,625    2002
--------------------------------------------------------------------------------------------------------
 Small-Cap Value Equity Fund                               8.41             10.27         91,102    2003
                                                          10.00              8.41         51,245    2002
--------------------------------------------------------------------------------------------------------
 Total Return Fund                                        10.00             11.42         31,429    2003
--------------------------------------------------------------------------------------------------------
 U.S. Equity Fund                                          7.79              9.45         20,235    2003
                                                          10.00              7.79         12,337    2002
--------------------------------------------------------------------------------------------------------
 Value Equity Fund                                         7.88              9.62         57,237    2003
                                                          10.00              7.88         26,584    2002
--------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
--------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable Aggressive Growth              10.00             12.56          2,366    2003
   Fund -- Class II (formerly, Salomon Brothers
   Variable Emerging Growth Fund)
--------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                      9.09             10.17        167,564    2003
                                                          10.00              9.09         80,645    2002
--------------------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio -- Service Shares          8.43              9.97          3,856    2003
                                                          10.00              8.43             --    2002
--------------------------------------------------------------------------------------------------------
 Global Life Sciences Portfolio -- Service Shares          7.59              9.42          2,674    2003
                                                          10.00              7.59            198    2002
--------------------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service Shares             5.96              8.59          4,316    2003
                                                          10.00              5.96          3,896    2002
--------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
 Growth Portfolio -- Service Shares                      $ 7.08            $ 9.16          9,756    2003
                                                          10.00              7.08          6,285    2002
--------------------------------------------------------------------------------------------------------
 International Growth Portfolio -- Service Shares          7.33              9.71         30,783    2003
                                                          10.00              7.33          5,962    2002
--------------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service Shares                7.74             10.27          6,079    2003
                                                          10.00              7.74          5,577    2002
--------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service Shares              7.34              8.93         40,941    2003
                                                          10.00              7.34         33,137    2002
--------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares                                            7.24              8.73         51,479    2003
                                                          10.00              7.24         20,603    2002
--------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class
   Shares                                                  7.70              9.23         86,862    2003
                                                          10.00              7.70         35,076    2002
--------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service Class
   Shares                                                  6.83              8.97         45,717    2003
                                                          10.00              6.83          7,509    2002
--------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares           7.99             10.65          8,480    2003
                                                          10.00              7.99          4,054    2002
--------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------
 Nations Marsico Growth Portfolio                         10.00             12.35         17,018    2003
--------------------------------------------------------------------------------------------------------
 Nations Marsico International Opportunities
   Portfolio                                              10.00             13.38          8,270    2003
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares                                                 10.00             11.99          4,842    2003
--------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares                               9.91             12.74         66,420    2003
                                                          10.00              9.91             --    2002
--------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares                                                  7.49             10.53         89,718    2003
                                                          10.00              7.49         47,524    2002
--------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares         7.83              9.74        242,188    2003
                                                          10.00              7.83        127,593    2002
--------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares                               9.43             13.38         53,612    2003
                                                          10.00              9.43             --    2002
--------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar                      10.65             10.72          3,381    2003
   Hedged) -- Administrative Class Shares                 10.00             10.65          3,186    2002
--------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class
   Shares                                                  9.71             11.74         76,350    2003
                                                          10.00              9.71         39,904    2002
--------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government
   Portfolio --  Administrative Class Shares              11.70             11.96        130,619    2003
                                                          10.00             11.70        101,339    2002
--------------------------------------------------------------------------------------------------------
 Total Return Portfolio -- Administrative Class
   Shares                                                 10.69             11.05        389,832    2003
                                                          10.00             10.69        242,867    2002
--------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                          $10.00            $12.12         4,620     2003
--------------------------------------------------------------------------------------------------------
 Jennison 20/20 Focus Portfolio -- Class II               10.00             12.32            --     2003
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
 OTC Fund                                                  6.13              8.77        26,900     2003
                                                          10.00              6.13        13,798     2002
--------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc
--------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable All Cap Fund -- Class
   II                                                     10.00             12.92         1,498     2003
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares                     8.05             10.35        23,679     2003
                                                          10.00              8.05            --     2002
--------------------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II Shares              7.26              8.54         6,477     2003
                                                          10.00              7.26            --     2002
--------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 30, 2004. Therefore, no Condensed Financial Information is available:

   Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2, Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/
   Portfolio -- Service Class 2, Fidelity Variable Insurance Products
   Fund -- VIP Value Strategies Portfolio -- Service Class 2, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares, Oppenheimer Variable Accounts Funds -- Oppenheimer Balanced
   Fund/VA -- Service Shares.

        Each Annuitant over age 70 with Enhanced Payment Benefit Option

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                               $10.00            $12.88         6,296     2003
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         7.38              9.39         2,931     2003
                                                                               10.00              7.38            --     2002
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares                                       6.88              8.87            30     2003
                                                                               10.00              6.88         1,967     2002
-----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                               7.00              8.59         6,455     2003
                                                                               10.00              7.00        15,527     2002
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      7.55              9.80        72,558     2003
                                                                               10.00              7.55        29,436     2002
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Premier Growth Portfolio -- Class B                         7.12              8.62        16,464     2003
                                                                               10.00              7.12         3,300     2002
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       6.77              9.88            --     2003
   (formerly Quasar Portfolio)                                                 10.00              6.77            --     2002
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Technology Portfolio -- Class B                            10.00             13.15         3,005     2003
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          7.06              8.74            --     2003
                                                                               10.00              7.06            --     2002
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  9.97             10.07         8,927     2003
                                                                               10.00              9.97            --     2002
-----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            10.40             13.27         1,094     2003
                                                                               10.00             10.40            --     2002
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          9.78             11.70        10,220     2003
                                                                               10.00              9.78         1,030     2002
-----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                                   7.90             13.28         3,471     2003
                                                                               10.00              7.90           427     2002
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                8.77             11.04        13,793     2003
                                                                               10.00              8.77         2,258     2002
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                10.00             11.81            --     2003
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                7.84             10.01        52,444     2003
                                                                               10.00              7.84        22,674     2002
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       6.80              8.85         4,875     2003
                                                                               10.00              6.80         1,830     2002
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              8.13              9.86        13,084     2003
                                                                               10.00              8.13        10,477     2002
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      8.76             11.89        44,549     2003
                                                                               10.00              8.76        42,836     2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         $10.62            $10.81         13,639    2003
                                                                       10.00             10.62            160    2002
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value Equity Fund                                             8.01             10.45         32,636    2003
                                                                       10.00              8.01         19,610    2002
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     1.00              0.99        526,897    2003
                                                                        1.00              1.00        686,286    2002
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            7.59              9.61         10,227    2003
                                                                       10.00              7.59          1,455    2002
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                          10.00             12.46          9,370    2003
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 7.52              9.48        126,905    2003
                                                                       10.00              7.52         60,298    2002
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                           8.40             10.23         18,869    2003
                                                                       10.00              8.40         13,607    2002
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                    10.00             11.41         10,503    2003
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      7.77              9.41          8,202    2003
                                                                       10.00              7.77          2,356    2002
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     7.87              9.59         26,208    2003
                                                                       10.00              7.87          9,306    2002
---------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         10.00             12.54            163    2003
   (formerly, Salomon Brothers Variable Emerging Growth Fund)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  9.07             10.13        127,350    2003
                                                                       10.00              9.07        109,084    2002
---------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Service Shares                      8.41              9.93          2,041    2003
                                                                       10.00              8.41          3,613    2002
---------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      7.58              9.39             15    2003
                                                                       10.00              7.58          2,891    2002
---------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         5.95              8.56             12    2003
                                                                       10.00              5.95          4,779    2002
---------------------------------------------------------------------------------------------------------------------
  Growth Portfolio -- Service Shares                                    7.07              9.12             28    2003
                                                                       10.00              7.07          1,124    2002
---------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      7.32              9.67          5,991    2003
                                                                       10.00              7.32          1,352    2002
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                            7.73             10.23             11    2003
                                                                       10.00              7.73          1,109    2002
---------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                          7.33              8.90             55    2003
                                                                       10.00              7.33          4,893    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                      $ 7.23            $ 8.70         38,613
                                                                                     10.00              7.23         34,313
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               7.68              9.19         13,905
                                                                                     10.00              7.68          7,610
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 6.82              8.94          2,627
                                                                                     10.00              6.82            101
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                     7.97             10.61          2,712
                                                                                     10.00              7.97          1,548
-------------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
-------------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                                   10.00             12.33             --
-------------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                              10.00             13.36          1,127
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                            10.00             11.97            101
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                          9.91             12.71            997
                                                                                     10.00              9.91             --
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                             7.48             10.49         37,800
                                                                                     10.00              7.48         19,752
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                   7.82              9.71        168,642
                                                                                     10.00              7.82        136,697
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                         9.43             13.34          8,173
                                                                                     10.00              9.43             --
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         10.63             10.68             97
                                                                                     10.00             10.63          8,408
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                 9.70             11.70         22,290
                                                                                     10.00              9.70         12,000
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 11.68             11.91        105,328
                                                                                     10.00             11.68         92,981
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              10.68             11.01        142,859
                                                                                     10.00             10.68        111,409
-------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                                     10.00             12.10            670
-------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                         10.00             12.31             --
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                            6.12              8.74            634
                                                                                     10.00              6.12            699
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                                 10.00             12.90             --
-------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                   Year
----------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                2003
                                                                              2002
----------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                       2003
                                                                              2002
----------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                         2003
                                                                              2002
----------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                             2003
                                                                              2002
----------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                            2003
----------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                       2003
----------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                     2003
----------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                  2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                     2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                           2003
                                                                              2002
----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 2003
                                                                              2002
----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares  2003
                                                                              2002
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2003
                                                                              2002
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2003
                                                                              2002
----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       2003
                                                                              2002
----------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                              2003
----------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                  2003
----------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------
  OTC Fund                                                                    2003
                                                                              2002
----------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc.
----------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                          2003
----------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 8.03            $10.31         7,135     2003
                                                       10.00              8.03         2,539     2002
-----------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares          7.26              8.51           842     2003
                                                       10.00              7.26            --     2002
-----------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 30, 2004. Therefore, no Condensed Financial Information is available:

   Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2, Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/
   Portfolio -- Service Class 2, Fidelity Variable Insurance Products
   Fund -- VIP Value Strategies Portfolio -- Service Class 2, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares, Oppenheimer Variable Accounts Funds -- Oppenheimer Balanced
   Fund/VA -- Service Shares.

Table of Contents
Statement of Additional Information


                                                                             Page
The Company.................................................................  B-3
The Separate Account........................................................  B-3
Additional Information About the Guarantee Account..........................  B-3
The Contracts...............................................................  B-4
   Transfer of Annuity Units................................................  B-4
   Net Investment Factor....................................................  B-5
Agreements with Distributors and Advisers for the Funds.....................  B-6
Termination of Participation Agreements.....................................  B-6
Calculation of Performance Data.............................................  B-8
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund.  B-8
   Other Subaccounts........................................................ B-10
   Other Performance Data................................................... B-11
Tax Matters................................................................. B-12
   Taxation of GE Capital Life Assurance Company of New York................ B-12
   IRS Required Distributions............................................... B-12
General Provisions.......................................................... B-13
   Using the Contracts as Collateral........................................ B-13
   The Beneficiary.......................................................... B-13
   Non-Participating........................................................ B-13
   Misstatement of Age or Gender............................................ B-14
   Incontestability......................................................... B-14
   Statement of Values...................................................... B-14
   Trust as Owner or Beneficiary............................................ B-14
   Written Notice........................................................... B-14
Distribution of the Contracts............................................... B-14
Legal Developments Regarding Employment-Related Benefit Plans............... B-14
Experts..................................................................... B-15
Financial Statements........................................................ B-15


                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

                      GE Capital Life Assurance Company of New York Variable Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                            Street

                      __________________________________________________________
                                City
                                                    State                    Zip

                      Signature of Requestor: __________________________________
                                                         Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                      GE Capital Life Separate Account II
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2004, for the Flexible Premium Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

     Call:     1-800-313-5282

     Or write: GE Capital Life Assurance Company of New York
               Annuity Service Center
               6610 West Broad Street
               Richmond, Virginia 23230

     Or visit: www.gefinancialservice.com

     Or contact your financial representative

The date of this Statement of Additional Information is April 30, 2004.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
 ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents
Statement of Additional Information



                            The Company.......................................

                            The Separate Account..............................

                            Additional Information About the Guarantee Account

                            The Contracts.....................................
                               Transfer of Annuity Units......................
                               Net Investment Factor..........................

                            Agreements with Distributors and Advisers for the
                              Funds...........................................

                            Termination of Participation Agreements...........

                            Calculation of Performance Data...................
                               Subaccounts Investing in GE Investments Funds,
                                 Inc. -- Money Market Fund....................
                               Other Subaccounts..............................
                               Other Performance Data.........................

                            Tax Matters.......................................
                               Taxation of GE Capital Life Assurance Company
                                 of New York..................................
                               IRS Required Distributions.....................

                            General Provisions................................
                               Using the Contracts as Collateral..............
                               The Beneficiary................................
                               Non-Participating..............................
                               Misstatement of Age or Gender..................
                               Incontestability...............................
                               Statement of Values............................
                               Trust as Owner or Beneficiary..................
                               Written Notice.................................

                            Distribution of the Contracts.....................

                            Legal Developments Regarding Employment-Related
                            Benefit Plans.....................................

                            Experts...........................................

                            Financial Statements..............................

THE COMPANY           We are a stock life insurance company that was
                      incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of
                      New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity
                      Corporation from GNA Life Insurance Company. In October
                      1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New
                      York and as a result became partially-owned by United
                      Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company
                      ("GECA"). On February 1, 1996, we changed our name to GE
                      Capital Life Assurance Company of New York ("GECLANY").
                      In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

                      GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., ("GEI"). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation ("GECC"), which in turn is wholly-owned, directly or indirectly, by General Electric Company ("GE").

                      On November 18, 2003, GE announced its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth Financial"). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Capital Life Assurance Company of New York, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

THE SEPARATE          We established the GE Capital Life Separate Account II as
ACCOUNT               a separate investment account on April 1, 1996. The
                      Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
                      (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL            Amounts in the Guarantee Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
GUARANTEE             Separate Account and our other separate accounts. Subject
ACCOUNT               to statutory authority, we have sole discretion over the
                      investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30 day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, no more than 25% of your Contract Value, as determined at the time of allocation may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

AGREEMENTS WITH       We have entered into agreements with either the
DISTRIBUTORS AND      investment adviser or distributor of each of the Funds
ADVISERS FOR THE      under which the adviser or distributor pays us a fee
FUNDS                 ordinarily based upon a percentage of the average annual
                      aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

TERMINATION OF        The participation agreements pursuant to which the
PARTICIPATION         Portfolios sell their shares to the Separate Account
AGREEMENTS            contain varying provisions regarding termination. The
                      following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties on six months' advance written notice.

                      Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

                      Eaton Vance Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Greenwich Street Series Fund. This agreement may be terminated by the parties on six months' advance written notice.

                      Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

                      Merrill Lynch Variable Series Funds, Inc. This agreement may be terminated by the parties on six months' advance written notice.

                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Nations Separate Account Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

                      The Prudential Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Salomon Brothers Variable Series Fund Inc. The agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed upon by the parties.

                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties on 60 days' advance written notice.

CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund for a
FUNDS, INC. --        seven-day period, in a manner which does not take into
MONEY MARKET          consideration any realized or unrealized gains or losses
FUND                  on shares of the corresponding money market portfolio or
                      on its portfolio securities. This current annualized yield is computed by determining the net change
                      (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects:
                      1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age
                      70 at issue (deducted daily at an effective annual rate of 1.50% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds,
                      Inc. -- Money Market Fund in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

                         Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the seven-day period.

UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                         Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the seven-day period.

UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)

                         Current Yield = 1.28% as of December 31, 2003 Effective Yield = 1.27% as of December 31, 2003

                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)

                         Current Yield = 0.92% as of December 31, 2003 Effective Yield = 0.92% as of December 31, 2003

                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

                         2. The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

                         4. Standardized total return considers the charge for
                            the Enhanced Payment Benefit Option (equal to an annual rate of 0.15% of your daily net assets in the Separate Account).

                         5. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         6. Standardized total return will then be calculated
                            according to the following formula:

                           TR =  (ERV/P)1/N-1

                      where:

                           TR =  the average annual total return for the period

                           ERV = the ending redeemable value (reflecting
                                 deductions as described above) of the
                                 hypothetical investment at the end of the period

                           P =   a hypothetical single investment of $1,000

                           N =   the duration of the period (in years)

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                           CTR = (ERV/P)-1

                      where:

                           CTR = the cumulative total return for the period

                           ERV = the ending redeemable value (reflecting
                                 deductions as described above) of the
                                 hypothetical investment at the end of the period

                           P =   a hypothetical single investment of $1,000

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE        We do not expect to incur any Federal income tax
CAPITAL LIFE          liability attributable to investment income or capital
ASSURANCE COMPANY     gains retained as part of the reserves under the
OF NEW YORK           contracts. (See the "Federal Tax Matters" section of the
                      prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

                      Other rules may apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

DISTRIBUTION OF       The contracts which are offered continuously, are
THE CONTRACTS         distributed by Capital Brokerage Corporation, 3001 Summer
                      Street, 2nd Floor, Stamford, Connecticut 06905, an affiliate of the Company. During the fiscal years ended
                      December 31, 2003, 2002 and 2001, no underwriting commissions have been paid by us to Capital Brokerage
                      Corporation. Although neither we nor Capital Brokerage
                      Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

EXPERTS .The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, and the financial statements of GE Capital Life Separate Account II as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The report of KPMG LLP dated February 6, 2004 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for goodwill and other intangible assets in 2002.

FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements for GE Capital Life Assurance
                      Company of New York (the Company), as of December 31 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003 and the financial statements of GE Capital Life Separate Account II, as of
                      December 31, 2003 and for each of the years or lesser periods in the two-year period then ended December 31, 2003. The financial statements of the Company included in the prospectus should be distinguished from the financial statements of GE Capital Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract.
                      Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2003

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2003

                                     Page
                                     ----
Independent Auditors' Report........  F-1

Statements of Assets and Liabilities  F-3

Statements of Operations............ F-18

Statements of Changes in Net Assets. F-33

Notes to Financial Statements....... F-67

                         Independent Auditors' Report

Contract Owners
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I. Basic Value Fund -- Series II Shares, AIM V.I. Blue Chip Fund -- Series I Shares, AIM V.I. Capital Appreciation Fund -- Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B, Technology Portfolio-Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra Fund -- Class I, VP Value Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios-MidCap Stock Portfolio -- Initial Shares, Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund (VIP) -- VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio -- Initial Class; Fidelity Variable Insurance Products Fund II (VIP II) -- VIP II Asset Manager/SM/ Portfolio -- Initial Class, VIP II Contrafund(R) Portfolio -- Initial Class, VIP II Contrafund(R) Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (VIP
III) -- VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP III Growth & Income Portfolio -- Initial Class, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio -- Initial Class, VIP III Mid Cap Portfolio-Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Emerging Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio-Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio-Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio-Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Opportunities Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series-Service Class Shares, MFS(R) Investors Trust Series-Service Class Shares, MFS(R) New Discovery Series-Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series-Service Class Shares, MFS(R) Utilities Series-Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA-Service Shares, Oppenheimer Main Street Small Cap Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio --Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. --

Jennison Portfolio -- Class II; Jennison 20/20 Focus Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Fund Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio-Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 18, 2004

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2003

                                                                                              AIM Variable Insurance Funds
                                                            ----------------------------------------------------------------
                                                               AIM V.I.                                         AIM V.I.
                                                              Aggressive        AIM V.I.        AIM V.I.         Capital
                                                                Growth        Basic Value       Blue Chip     Appreciation
                                                                Fund --         Fund --          Fund --         Fund --
                                                            Series I Shares Series II Shares Series I Shares Series I Shares
                                                            --------------- ---------------- --------------- ---------------
Assets
Investments at fair market value (note 2a):................     $46,545         364,862          59,091          287,171
Dividend receivable........................................          --              --              --               --
Receivable from affiliate (note 4b)........................           3              12              --               11
Receivable for units sold..................................         304             430              --              425
                                                                -------         -------          ------          -------
       Total assets........................................      46,852         365,304          59,091          287,607
                                                                -------         -------          ------          -------
Liabilities
Accrued expenses payable to affiliate (note 4c)............           3              17               3               13
Payable for units withdrawn................................          --              --              --               --
                                                                -------         -------          ------          -------
       Total liabilities...................................           3              17               3               13
                                                                -------         -------          ------          -------
Net assets attributable to variable annuity contract owners     $46,849         365,287          59,088          287,594
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type I.............          --              --              --               --
                                                                =======         =======          ======          =======
Net asset value per unit: Type I...........................     $    --              --              --               --
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type II............         271           2,061           3,783           15,406
                                                                =======         =======          ======          =======
Net asset value per unit: Type II..........................     $ 12.47           12.91           11.96             8.49
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type III...........          --             466              --            1,093
                                                                =======         =======          ======          =======
Net asset value per unit: Type III.........................     $    --           12.89              --             8.45
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type IV............       3,492          19,517           1,160           12,730
                                                                =======         =======          ======          =======
Net asset value per unit: Type IV..........................     $ 12.45           12.89           11.94             9.43
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type V.............          --           6,296              --            2,931
                                                                =======         =======          ======          =======
Net asset value per unit: Type V...........................     $    --           12.88              --             9.39
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type VI............          --              --              --               --
                                                                =======         =======          ======          =======
Net asset value per unit: Type VI..........................     $    --              --              --               --
                                                                =======         =======          ======          =======
Investments in securities, at cost.........................     $42,713         329,614          55,187          269,063
                                                                =======         =======          ======          =======
Shares outstanding.........................................       4,395          34,389           8,994           13,495
                                                                =======         =======          ======          =======

                                                            --------------------------------

                                                               AIM V.I.        AIM V.I.
                                                                Growth      Premier Equity
                                                                Fund --         Fund --
                                                            Series I Shares Series I Shares
                                                            --------------- ---------------
Assets
Investments at fair market value (note 2a):................     441,168        1,092,739
Dividend receivable........................................          --               --
Receivable from affiliate (note 4b)........................          16               39
Receivable for units sold..................................         496              262
                                                                -------        ---------
       Total assets........................................     441,680        1,093,040
                                                                -------        ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............          19               46
Payable for units withdrawn................................          --               --
                                                                -------        ---------
       Total liabilities...................................          19               46
                                                                -------        ---------
Net assets attributable to variable annuity contract owners     441,661        1,092,994
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type I.............          --               --
                                                                =======        =========
Net asset value per unit: Type I...........................          --               --
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type II............      32,316           76,578
                                                                =======        =========
Net asset value per unit: Type II..........................        7.70             7.68
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type III...........         751           25,335
                                                                =======        =========
Net asset value per unit: Type III.........................        7.66             7.64
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type IV............      17,646           29,648
                                                                =======        =========
Net asset value per unit: Type IV..........................        8.90             8.63
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type V.............       3,385            6,455
                                                                =======        =========
Net asset value per unit: Type V...........................        8.87             8.59
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type VI............          --               --
                                                                =======        =========
Net asset value per unit: Type VI..........................          --               --
                                                                =======        =========
Investments in securities, at cost.........................     362,620        1,078,769
                                                                =======        =========
Shares outstanding.........................................      29,748           54,016
                                                                =======        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                            The Alger American Fund     AllianceBernstein Variable Products Series Fund, Inc.
                                         ------------------------------ ---------------------------------------------------
                                                             Alger
                                              Alger      American Small  Growth and      Premier
                                         American Growth Capitalization    Income         Growth       Quasar     Technology
                                          Portfolio --    Portfolio --  Portfolio --   Portfolio -- Portfolio -- Portfolio --
                                         Class O Shares  Class O Shares   Class B        Class B      Class B      Class B
                                         --------------- -------------- ------------   ------------ ------------ ------------
Assets
Investments at fair market value (note
  2a):..................................   $  863,133        766,535     4,565,071      1,167,498     128,215      190,827
Dividend receivable.....................           --             --            --             --          --           --
Receivable from affiliate (note 4b).....           --             --            91             38           1            5
Receivable for units sold...............           --             --           625          1,767          --           43
                                           ----------      ---------     ---------      ---------     -------      -------
       Total assets.....................      863,133        766,535     4,565,787      1,169,303     128,216      190,875
                                           ----------      ---------     ---------      ---------     -------      -------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................           36             34           199             52           6            9
Payable for units withdrawn.............           --             77         2,531             18          --           --
                                           ----------      ---------     ---------      ---------     -------      -------
       Total liabilities................           36            111         2,730             70           6            9
                                           ----------      ---------     ---------      ---------     -------      -------
Net assets attributable to variable
  annuity contract owners...............   $  863,097        766,424     4,563,057      1,169,233     128,210      190,866
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type I................................       91,917        102,876         6,469             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type I........   $     9.39           7.45         12.30             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type II...............................           --             --       163,858         43,827       2,719        3,106
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type II.......   $       --             --          9.27           7.33        9.21        13.18
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type III..............................           --             --        63,264         18,188       1,528           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type III......   $       --             --          9.22           7.29        9.16           --
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type IV...............................           --             --       169,732         66,220       8,989        8,384
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type IV.......   $       --             --          9.84           8.66        9.92        13.17
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type V................................           --             --        72,558         16,464          --        3,005
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type V........   $       --             --          9.80           8.62          --        13.15
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type VI...............................           --             --            --             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type VI.......   $       --             --            --             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Investments in securities, at cost......   $1,261,783      1,030,059     4,089,593      1,100,529     111,627      184,641
                                           ==========      =========     =========      =========     =======      =======
Shares outstanding......................       25,928         44,104       211,150         54,735      12,720       13,298
                                           ==========      =========     =========      =========     =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                            American Century Variable Portfolios, Inc.
                                         ------------------------------------------------- -------------------------------
                                                                                              Dreyfus         Dreyfus
                                                                                             Investment      Investment
                                                                                           Portfolios --   Portfolios --
                                          VP Income &   VP International VP Ultra VP Value  MidCap Stock  Emerging Markets
                                         Growth Fund --     Fund --      Fund --  Fund --   Portfolio --    Portfolio --
                                            Class I         Class I      Class I  Class I  Initial Shares  Initial Shares
                                         -------------- ---------------- -------- -------- -------------- ----------------
Assets
Investments at fair market value (note
 2a):...................................    $106,657         24,397       18,479  807,882      31,110            --
Dividend receivable.....................          --             --           --       --          --            --
Receivable from affiliate (note 4b).....           5             --           --       36           1            --
Receivable for units sold...............          56             --           --      247          13            --
                                            --------         ------       ------  -------      ------            --
   Total assets.........................     106,718         24,397       18,479  808,165      31,124            --
                                            --------         ------       ------  -------      ------            --
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................           5              1            2       37           3            --
Payable for units withdrawn.............          --             --           --       --          --            --
                                            --------         ------       ------  -------      ------            --
   Total liabilities....................           5              1            2       37           3            --
                                            --------         ------       ------  -------      ------            --
Net assets attributable to variable
 annuity contract owners................    $106,713         24,396       18,477  808,128      31,121            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type I.................................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type I........    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --             --           --      275       1,108            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type II.......    $     --             --           --    12.63       12.66            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type III......    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       8,523          2,047          662   63,811       1,353            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type IV.......    $  12.52          11.92        11.83    12.61       12.63            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --             --          902       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type V........    $     --             --        11.80       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type VI.......    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Investments in securities, at cost......    $ 94,760         21,454       17,450  692,081      26,956            --
                                            ========         ======       ======  =======      ======            ==
Shares outstanding......................      16,234          3,794        2,013  103,708       1,966            --
                                            ========         ======       ======  =======      ======            ==

                                          Dreyfus
                                         ----------------------------------------

                                              Dreyfus           The Dreyfus
                                              Variable            Socially
                                         Investment Fund --     Responsible
                                            Money Market    Growth Fund, Inc. --
                                             Portfolio         Initial Shares
                                         ------------------ --------------------
Assets
Investments at fair market value (note
 2a):...................................       10,120             116,097
Dividend receivable.....................            2                  --
Receivable from affiliate (note 4b).....           --                   1
Receivable for units sold...............           --                  --
                                               ------             -------
   Total assets.........................       10,122             116,098
                                               ------             -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            4                   6
Payable for units withdrawn.............           --                  --
                                               ------             -------
   Total liabilities....................            4                   6
                                               ------             -------
Net assets attributable to variable
 annuity contract owners................       10,118             116,092
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................           --                  --
                                               ======             =======
Net asset value per unit: Type I........           --                  --
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          474              12,095
                                               ======             =======
Net asset value per unit: Type II.......         9.90                7.50
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................           --                 565
                                               ======             =======
Net asset value per unit: Type III......           --                7.46
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          550               2,414
                                               ======             =======
Net asset value per unit: Type IV.......         9.88                8.77
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................           --                  --
                                               ======             =======
Net asset value per unit: Type V........           --                  --
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................           --                  --
                                               ======             =======
Net asset value per unit: Type VI.......           --                  --
                                               ======             =======
Investments in securities, at cost......       10,120             103,910
                                               ======             =======
Shares outstanding......................       10,120               4,880
                                               ======             =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                          Eaton Vance Variable Trust                                 Federated Insurance Series
                                         ---------------------------- -----------------------------------------------------------
                                            VT                 VT       Federated
                                         Floating-    VT    Worldwide    American                   Federated High Federated High
                                           Rate     Income   Health      Leaders       Federated     Income Bond    Income Bond
                                          Income    Fund of Sciences    Fund II --   Capital Income   Fund II --     Fund II --
                                           Fund     Boston    Fund    Primary Shares    Fund II     Primary Shares Service Shares
                                         ---------- ------- --------- -------------- -------------- -------------- --------------
Assets
Investments at fair market value (note
 2a):................................... $1,177,222 154,030  277,776     663,066        444,828        453,150       1,343,388
Dividend receivable.....................      1,894      --       --          --             --             --              --
Receivable from affiliate (note 4b).....         --       2        9          23             --             --              43
Receivable for units sold...............        183       3       40       5,075             --             --           1,333
                                         ---------- -------  -------     -------        -------        -------       ---------
   Total assets.........................  1,179,299 154,035  277,825     668,164        444,828        453,150       1,344,764
                                         ---------- -------  -------     -------        -------        -------       ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      1,908       7       13          26             20             20              57
Payable for units withdrawn.............         --      --    2,056          --             --             --              --
                                         ---------- -------  -------     -------        -------        -------       ---------
   Total liabilities....................      1,908       7    2,069          26             20             20              57
                                         ---------- -------  -------     -------        -------        -------       ---------
Net assets attributable to variable
 annuity contract owners................ $1,177,391 154,028  275,756     668,138        444,808        453,130       1,344,707
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --      --       --      64,306         59,546         42,992              --
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type I........ $       --      --       --       10.39           7.47          10.54              --
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................     52,650   4,885    3,671          --             --             --          60,380
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type II....... $    10.12   11.13    13.33          --             --             --           11.50
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................     26,638      --    2,410          --             --             --           7,968
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type III...... $    10.09      --    13.29          --             --             --           11.44
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................     28,306   8,856   13,554          --             --             --          37,414
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type IV....... $    10.10   11.11    13.30          --             --             --           11.75
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      8,927     115    1,094          --             --             --          10,220
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type V........ $    10.07   11.08    13.27          --             --             --           11.70
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --      --       --          --             --             --              --
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type VI....... $       --      --       --          --             --             --              --
                                         ========== =======  =======     =======        =======        =======       =========
Investments in securities, at cost...... $1,177,136 147,431  266,955     671,064        635,929        449,419       1,257,089
                                         ========== =======  =======     =======        =======        =======       =========
Shares outstanding......................    116,904  13,583   26,255      34,716         52,705         56,715         168,556
                                         ========== =======  =======     =======        =======        =======       =========

                                         -----------------------------

                                           Federated     Federated
                                         International    Kaufmann
                                         Small Company   Fund II --
                                            Fund II    Service Shares
                                         ------------- --------------
Assets
Investments at fair market value (note
 2a):...................................      --          404,152
Dividend receivable.....................      --               --
Receivable from affiliate (note 4b).....      --               10
Receivable for units sold...............      --              110
                                              --          -------
   Total assets.........................      --          404,272
                                              --          -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --               18
Payable for units withdrawn.............      --               --
                                              --          -------
   Total liabilities....................      --               18
                                              --          -------
Net assets attributable to variable
 annuity contract owners................      --          404,254
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --               --
                                              ==          =======
Net asset value per unit: Type I........      --               --
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --            6,995
                                              ==          =======
Net asset value per unit: Type II.......      --            13.31
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --            1,979
                                              ==          =======
Net asset value per unit: Type III......      --            13.30
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --           17,950
                                              ==          =======
Net asset value per unit: Type IV.......      --            13.30
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --            3,471
                                              ==          =======
Net asset value per unit: Type V........      --            13.28
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --               --
                                              ==          =======
Net asset value per unit: Type VI.......      --               --
                                              ==          =======
Investments in securities, at cost......      --          382,040
                                              ==          =======
Shares outstanding......................      --           35,452
                                              ==          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003



                                                   Fidelity Variable Insurance Products Fund (VIP)
                                         -------------------------------------------------------------------
                                                       VIP Equity --                                VIP
                                         VIP Equity --    Income                    VIP Growth    Overseas
                                            Income     Portfolio --   VIP Growth   Portfolio -- Portfolio --
                                         Portfolio --     Service    Portfolio --    Service      Initial
                                         Initial Class    Class 2    Initial Class   Class 2       Class
                                         ------------- ------------- ------------- ------------ ------------
Assets
Investments at fair market value (note
 2a):...................................  $2,205,636     3,325,101     1,632,645    1,123,826     743,471
Dividend receivable.....................          --            --            --           --          --
Receivable from affiliate (note 4b).....          83           132            --           25          32
Receivable for units sold...............       4,738         3,422            --        9,397         430
                                          ----------     ---------     ---------    ---------     -------
   Total assets.........................   2,210,457     3,328,655     1,632,645    1,133,248     743,933
                                          ----------     ---------     ---------    ---------     -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          85           144            65           48          29
Payable for units withdrawn.............          --            --            --           47          --
                                          ----------     ---------     ---------    ---------     -------
   Total liabilities....................          85           144            65           95          29
                                          ----------     ---------     ---------    ---------     -------
Net assets attributable to variable
 annuity contract owners................  $2,210,372     3,328,511     1,632,580    1,133,153     743,904
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     197,885            --       167,788           --      80,335
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type I........  $    11.17            --          9.73           --        9.26
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --       157,498            --       55,200          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type II.......  $       --          9.67            --         7.97          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --        26,370            --       12,463          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type III......  $       --          9.62            --         7.93          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          --       102,175            --       62,076          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type IV.......  $       --         10.05            --         8.88          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --        52,444            --        4,875          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type V........  $       --         10.01            --         8.85          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --            --            --           --          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type VI.......  $       --            --            --           --          --
                                          ==========     =========     =========    =========     =======
Investments in securities, at cost......  $2,107,728     2,886,356     2,201,730    1,020,662     790,131
                                          ==========     =========     =========    =========     =======
Shares outstanding......................      95,153       144,821        52,598       36,583      47,689
                                          ==========     =========     =========    =========     =======

                                               Fidelity Variable Insurance
                                                Products Fund II (VIP II)
                                         ----------------------------------------
                                         VIP II Asset                  VIP II
                                         Manager/SM/     VIP II     Contrafund(R)
                                         Portfolio -- Contrafund(R) Portfolio --
                                           Initial    Portfolio --     Service
                                            Class     Initial Class    Class 2
                                         ------------ ------------- -------------
Assets
Investments at fair market value (note
 2a):...................................   316,130      2,755,110     2,501,344
Dividend receivable.....................        --             --            --
Receivable from affiliate (note 4b).....        --            101           102
Receivable for units sold...............        --            799         8,581
                                           -------      ---------     ---------
   Total assets.........................   316,130      2,756,010     2,510,027
                                           -------      ---------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        12            106           109
Payable for units withdrawn.............        --             --            --
                                           -------      ---------     ---------
   Total liabilities....................        12            106           109
                                           -------      ---------     ---------
Net assets attributable to variable
 annuity contract owners................   316,118      2,755,904     2,509,918
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................    29,599        230,813            --
                                           =======      =========     =========
Net asset value per unit: Type I........     10.68          11.94            --
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................        --             --        72,701
                                           =======      =========     =========
Net asset value per unit: Type II.......        --             --         10.62
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................        --             --         8,161
                                           =======      =========     =========
Net asset value per unit: Type III......        --             --         10.57
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        --             --       135,316
                                           =======      =========     =========
Net asset value per unit: Type IV.......        --             --         11.08
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        --             --        13,793
                                           =======      =========     =========
Net asset value per unit: Type V........        --             --         11.04
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................        --             --            --
                                           =======      =========     =========
Net asset value per unit: Type VI.......        --             --            --
                                           =======      =========     =========
Investments in securities, at cost......   325,107      2,843,683     2,211,789
                                           =======      =========     =========
Shares outstanding......................    21,862        119,114       109,086
                                           =======      =========     =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                              Fidelity Variable Insurance Products Fund III (VIP III)
                                         -----------------------------------------------------------------
                                           VIP III
                                           Dynamic      VIP III      VIP III
                                           Capital      Growth &     Growth &      VIP III      VIP III
                                         Appreciation    Income       Income       Growth       Mid Cap
                                         Portfolio -- Portfolio -- Portfolio -- Opportunities Portfolio --
                                           Service      Initial      Service    Portfolio --    Service
                                           Class 2       Class       Class 2    Initial Class   Class 2
                                         ------------ ------------ ------------ ------------- ------------
Assets
Investments at fair market value (note
 2a):...................................     $--       1,168,750    1,222,686      705,508     2,943,568
Dividend receivable.....................      --              --           --           --            --
Receivable from affiliate (note 4b).....      --              49           37            3           109
Receivable for units sold...............      --             861        1,025           --         1,423
                                             ---       ---------    ---------      -------     ---------
Total assets............................      --       1,169,660    1,223,748      705,511     2,945,100
                                             ---       ---------    ---------      -------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --              45           52           27           131
Payable for units withdrawn.............      --              --           61           --            --
                                             ---       ---------    ---------      -------     ---------
   Total liabilities....................      --              45          113           27           131
                                             ---       ---------    ---------      -------     ---------
Net assets attributable to variable
 annuity contract owners................     $--       1,169,615    1,223,635      705,484     2,944,969
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --         116,496           --       91,860         1,256
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type I........     $--           10.04           --         7.68         13.94
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --              --       64,991           --        74,762
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type II.......     $--              --         9.46           --         12.33
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --              --       15,727           --        26,957
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type III......     $--              --         9.41           --         12.27
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --              --       33,551           --        95,913
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type IV.......     $--              --         9.89           --         11.94
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --              --       13,084           --        44,549
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type V........     $                --         9.86           --         11.89
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --              --           --           --            --
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type VI.......     $--              --           --           --            --
                                             ===       =========    =========      =======     =========
Investments in securities, at cost......     $--       1,199,813    1,138,034      867,811     2,431,619
                                             ===       =========    =========      =======     =========
Shares outstanding......................      --          88,141       93,406       46,815       122,802
                                             ===       =========    =========      =======     =========

                                         Franklin Templeton Variable Insurance Products Trust
                                         ----------------------------------------------------
                                          Franklin                                Templeton
                                         Large Cap                    Templeton     Global
                                           Growth     Mutual Shares    Foreign      Asset
                                         Securities    Securities     Securities  Allocation
                                          Fund --        Fund --       Fund --     Fund --
                                          Class 2        Class 2       Class 2     Class 2
                                           Shares        Shares         Shares      Shares
                                         ----------   -------------   ----------  ----------
Assets
Investments at fair market value (note
 2a):...................................   87,410        140,128       553,277      31,058
Dividend receivable.....................       --             --            --          --
Receivable from affiliate (note 4b).....        1             --            --          --
Receivable for units sold...............       70             --            --          --
                                           ------        -------       -------      ------
Total assets............................   87,481        140,128       553,277      31,058
                                           ------        -------       -------      ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        5              8            26           3
Payable for units withdrawn.............       --             --            --          --
                                           ------        -------       -------      ------
   Total liabilities....................        5              8            26           3
                                           ------        -------       -------      ------
Net assets attributable to variable
 annuity contract owners................   87,476        140,120       553,251      31,055
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................       --             --            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type I........       --             --            --          --
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      971          2,707           921         740
                                           ======        =======       =======      ======
Net asset value per unit: Type II.......    12.32          12.08         12.47       13.13
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --          1,818            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type III......       --          12.05            --          --
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................    6,139          6,192        43,314         896
                                           ======        =======       =======      ======
Net asset value per unit: Type IV.......    12.30          12.05         12.45       13.10
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --            906           202         734
                                           ======        =======       =======      ======
Net asset value per unit: Type V........       --          12.02         12.41       13.07
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --             --            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type VI.......       --             --            --          --
                                           ======        =======       =======      ======
Investments in securities, at cost......   80,580        129,911       508,904      26,618
                                           ======        =======       =======      ======
Shares outstanding......................    6,302          9,411        45,202       1,665
                                           ======        =======       =======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                                 GE Investments Funds, Inc.
                                                            ---------------------------------------------------------------------
                                                             Global            International   Mid-Cap     Money       Premier
                                                             Income   Income      Equity     Value Equity  Market   Growth Equity
                                                              Fund     Fund        Fund          Fund       Fund        Fund
                                                            -------- --------- ------------- ------------ --------- -------------
Assets
Investments at fair market value (note 2a):................ $211,973 2,691,376    225,053     3,931,004   4,517,036   2,661,728
Dividend receivable........................................       --        --         --            --       2,469          --
Receivable from affiliate (note 4b)........................        7        65          1           101          --          15
Receivable for units sold..................................      189     3,440         --         1,133       1,001         245
                                                            -------- ---------    -------     ---------   ---------   ---------
       Total assets........................................  212,169 2,694,881    225,054     3,932,238   4,520,506   2,661,988
                                                            -------- ---------    -------     ---------   ---------   ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............        8       116          9           165       2,501         113
Payable for units withdrawn................................       --     3,550         --            --           6          10
                                                            -------- ---------    -------     ---------   ---------   ---------
       Total liabilities...................................        8     3,666          9           165       2,507         123
                                                            -------- ---------    -------     ---------   ---------   ---------
Net assets attributable to variable annuity contract owners $212,161 2,691,215    225,045     3,932,073   4,517,999   2,661,865
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type I.............   17,934    96,450     26,855        95,662     214,660     201,303
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type I........................... $  11.83     12.82       8.38         13.21       11.23        8.67
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type II............       --    33,377         --       147,857     779,343      48,329
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type II.......................... $     --     10.87         --         10.62        1.00        9.21
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type III...........       --     2,648         --        11,435     123,772       2,768
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type III......................... $     --     10.83         --         10.57        1.00        9.16
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type IV............       --    84,484         --        60,649     689,523      36,081
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type IV.......................... $     --     10.84         --         10.49        0.99        9.64
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type V.............       --    13,639         --        32,636     526,897      10,227
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type V........................... $     --     10.81         --         10.45        0.99        9.61
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type VI............       --        --         --            --          --          --
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type VI.......................... $     --        --         --            --          --          --
                                                            ======== =========    =======     =========   =========   =========
Investments in securities, at cost......................... $186,678 2,766,919    180,955     3,482,980   4,517,036   2,671,248
                                                            ======== =========    =======     =========   =========   =========
Shares outstanding.........................................   18,148   213,432     26,415       224,886   4,517,036      37,776
                                                            ======== =========    =======     =========   =========   =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                         GE Investments Funds, Inc. (continued)
                                                            -----------------------------------------------------------------
                                                            Real Estate S&P 500(R)  Small-Cap    Total      U.S.     Value
                                                            Securities    Index    Value Equity  Return    Equity    Equity
                                                               Fund        Fund        Fund       Fund      Fund      Fund
                                                            ----------- ---------- ------------ --------- --------- ---------
Assets
Investments at fair market value (note 2a):................ $1,083,973  18,973,602  3,853,864   1,533,136 3,555,352 1,274,386
Dividend receivable........................................         --          --         --          --        --        --
Receivable from affiliate (note 4b)........................         15         780        155          51        10        39
Receivable for units sold..................................      1,420      24,310      1,787       5,202        60       337
                                                            ----------  ----------  ---------   --------- --------- ---------
       Total assets........................................  1,085,408  18,998,692  3,855,806   1,538,389 3,555,422 1,274,762
                                                            ----------  ----------  ---------   --------- --------- ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............         45         774        162          63       152        56
Payable for units withdrawn................................      3,177          --         --          --         6        --
                                                            ----------  ----------  ---------   --------- --------- ---------
       Total liabilities...................................      3,222         774        162          63       158        56
                                                            ----------  ----------  ---------   --------- --------- ---------
Net assets attributable to variable annuity contract owners $1,082,186  18,997,918  3,855,644   1,538,326 3,555,264 1,274,706
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type I.............     34,654     753,975     18,848      68,314   239,781        --
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type I........................... $    16.79        9.53      12.83       12.18     10.74        --
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type II............     15,802     786,490    208,180      11,203    75,469    44,515
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type II.......................... $    12.49        8.87      11.15       11.44      8.93      9.10
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type III...........      1,901      47,772     14,785       8,700     4,238     7,469
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type III......................... $    12.48        8.82      11.09       11.42      8.89      9.06
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type IV............     13,021     337,746     91,102      31,429    20,235    57,237
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type IV.......................... $    12.48        9.51      10.27       11.42      9.45      9.62
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type V.............      9,370     126,905     18,869      10,503     8,202    26,208
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type V........................... $    12.46        9.48      10.23       11.41      9.41      9.59
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type VI............         --          --         --          --        --        --
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type VI.......................... $       --          --         --          --        --        --
                                                            ==========  ==========  =========   ========= ========= =========
Investments in securities, at cost......................... $1,027,563  18,772,797  3,383,870   1,485,669 3,671,476 1,144,151
                                                            ==========  ==========  =========   ========= ========= =========
Shares outstanding.........................................     64,638     925,090    302,501     101,599   112,940   141,285
                                                            ==========  ==========  =========   ========= ========= =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Greenwich
                                           Goldman Sachs     Street
                                         Variable Insurance  Series
                                               Trust          Fund                            Janus Aspen Series
                                         ------------------ --------- -----------------------------------------------------
                                                             Salomon
                                         Goldman   Goldman  Brothers
                                          Sachs     Sachs   Variable                                Capital      Capital
                                         Growth      Mid    Emerging    Balanced      Balanced   Appreciation  Appreciation
                                           and       Cap     Growth   Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                         Income     Value    Fund --  Institutional   Service    Institutional   Service
                                          Fund      Fund    Class II     Shares        Shares       Shares        Shares
                                         -------- --------- --------- ------------- ------------ ------------- ------------
Assets
Investments at fair market value (note
 2a):................................... $453,073 1,704,695  31,759     5,132,161    4,756,163     3,472,705     234,938
Dividend receivable.....................       --        --      --            --           --            --          --
Receivable from affiliate (note 4b).....       --        --      --           187          215            --           3
Receivable for units sold...............       --        --      --         5,144       12,356            --         468
                                         -------- ---------  ------     ---------    ---------     ---------     -------
   Total assets.........................  453,073 1,704,695  31,759     5,137,492    4,768,734     3,472,705     235,409
                                         -------- ---------  ------     ---------    ---------     ---------     -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       20        71       2           198          212           142          11
Payable for units withdrawn.............       --        83      --            --           --            --          --
                                         -------- ---------  ------     ---------    ---------     ---------     -------
   Total liabilities....................       20       154       2           198          212           142          11
                                         -------- ---------  ------     ---------    ---------     ---------     -------
Net assets attributable to variable
 annuity contract owners................ $453,053 1,704,541  31,757     5,137,294    4,768,522     3,472,563     235,398
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................   50,734   106,801      --       390,966           --       298,587          --
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type I........ $   8.93     15.96      --         13.14           --         11.63          --
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       --        --      --            --      140,349            --      19,713
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type II....... $     --        --      --            --        10.02            --        8.42
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --        --      --            --       36,951            --       1,277
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type III...... $     --        --      --            --         9.96            --        8.38
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       --        --   2,366            --      167,564            --       3,856
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type IV....... $     --        --   12.56            --        10.17            --        9.97
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --        --     163            --      127,350            --       2,041
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type V........ $     --        --   12.54            --        10.13            --        9.93
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --        --      --            --           --            --          --
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type VI....... $     --        --      --            --           --            --          --
                                         ======== =========  ======     =========    =========     =========     =======
Investments in securities, at cost...... $441,618 1,366,615  30,233     5,502,682    4,437,638     4,703,345     220,062
                                         ======== =========  ======     =========    =========     =========     =======
Shares outstanding......................   45,307   127,501   1,641       223,332      199,671       166,637      11,361
                                         ======== =========  ======     =========    =========     =========     =======




                                         --------------


                                           Flexible
                                            Income
                                         Portfolio --
                                         Institutional
                                            Shares
                                         -------------
Assets
Investments at fair market value (note
 2a):...................................    420,645
Dividend receivable.....................         --
Receivable from affiliate (note 4b).....         --
Receivable for units sold...............         --
                                            -------
   Total assets.........................    420,645
                                            -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         16
Payable for units withdrawn.............         --
                                            -------
   Total liabilities....................         16
                                            -------
Net assets attributable to variable
 annuity contract owners................    420,629
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     32,282
                                            =======
Net asset value per unit: Type I........      13.03
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................         --
                                            =======
Net asset value per unit: Type II.......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --
                                            =======
Net asset value per unit: Type III......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................         --
                                            =======
Net asset value per unit: Type IV.......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................         --
                                            =======
Net asset value per unit: Type V........         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --
                                            =======
Net asset value per unit: Type VI.......         --
                                            =======
Investments in securities, at cost......    406,386
                                            =======
Shares outstanding......................     33,679
                                            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


                                         -----------------------------------------------------
                                         Global Life     Global
                                           Sciences    Technology      Growth        Growth
                                         Portfolio -- Portfolio --  Portfolio --  Portfolio --
                                            Service      Service    Institutional    Service
                                            Shares       Shares        Shares        Shares
                                         ------------ ------------ -------------- ------------
Assets
Investments at fair market value (note
 2a):...................................   $171,601      78,590      2,233,431      369,420
Dividend receivable.....................         --          --             --           --
Receivable from affiliate (note 4b).....         --          --              3            7
Receivable for units sold...............         --          --             --          175
                                           --------      ------      ---------      -------
   Total assets.........................    171,601      78,590      2,233,434      369,602
                                           --------      ------      ---------      -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          9           5             86           16
Payable for units withdrawn.............         --          --            224           --
                                           --------      ------      ---------      -------
   Total liabilities....................          9           5            310           16
                                           --------      ------      ---------      -------
Net assets attributable to variable
 annuity contract owners................   $171,592      78,585      2,233,124      369,586
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --          --        239,349           --
                                           ========      ======      =========      =======
Net asset value per unit: Type I........   $     --          --           9.33           --
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      6,531       4,098             --       26,467
                                           ========      ======      =========      =======
Net asset value per unit: Type II.......   $   8.80        6.67             --         7.59
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      8,446         332             --        6,859
                                           ========      ======      =========      =======
Net asset value per unit: Type III......   $   8.75        6.63             --         7.55
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      2,674       4,316             --        9,756
                                           ========      ======      =========      =======
Net asset value per unit: Type IV.......   $   9.42        8.59             --         9.16
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      1,600       1,399             --        3,021
                                           ========      ======      =========      =======
Net asset value per unit: Type V........   $   9.39        8.56             --         9.12
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --          --             --           --
                                           ========      ======      =========      =======
Net asset value per unit: Type VI.......   $     --          --             --           --
                                           ========      ======      =========      =======
Investments in securities, at cost......   $154,924      70,009      3,300,828      325,856
                                           ========      ======      =========      =======
Shares outstanding......................     24,906      22,263        116,143       19,402
                                           ========      ======      =========      =======

                                          Janus Aspen Series (continued)
                                         -------------------------------------------------------------------------------------
                                         International  International    Mid Cap       Mid Cap      Worldwide     Worldwide
                                             Growth        Growth         Growth        Growth        Growth        Growth
                                          Portfolio --  Portfolio --   Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                          Institutional    Service     Institutional    Service    Institutional    Service
                                             Shares        Shares         Shares        Shares        Shares        Shares
                                         -------------- ------------- -------------- ------------ -------------- ------------
Assets
Investments at fair market value (note
 2a):...................................   1,339,747       540,122      3,041,248      265,905      2,060,590      740,894
Dividend receivable.....................          --            --             --           --             --           --
Receivable from affiliate (note 4b).....           4            18              3            8             --           26
Receivable for units sold...............          --           825             --          105             --           90
                                           ---------       -------      ---------      -------      ---------      -------
   Total assets.........................   1,339,751       540,965      3,041,251      266,018      2,060,590      741,010
                                           ---------       -------      ---------      -------      ---------      -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          51            25            118           13             90           32
Payable for units withdrawn.............          --            61             --           --             --           --
                                           ---------       -------      ---------      -------      ---------      -------
   Total liabilities....................          51            86            118           13             90           32
                                           ---------       -------      ---------      -------      ---------      -------
Net assets attributable to variable
 annuity contract owners................   1,339,700       540,879      3,041,133      266,005      2,060,500      740,978
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     130,958            --        312,231           --        224,455           --
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type I........       10.23            --           9.74           --           9.18           --
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --        19,669             --       23,130             --       32,786
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type II.......          --          8.30             --         7.41             --         7.62
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --         2,519             --        2,927             --        9,263
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type III......          --          8.25             --         7.37             --         7.58
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          --        30,783             --        6,079             --       40,941
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type IV.......          --          9.71             --        10.27             --         8.93
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --         5,991             --        1,037             --        6,217
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type V........          --          9.67             --        10.23             --         8.90
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --            --             --           --             --           --
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type VI.......          --            --             --           --             --           --
                                           =========       =======      =========      =======      =========      =======
Investments in securities, at cost......   1,922,177       467,676      6,369,562      223,649      3,188,775      676,566
                                           =========       =======      =========      =======      =========      =======
Shares outstanding......................      58,098        23,596        142,114       12,632         79,806       28,829
                                           =========       =======      =========      =======      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                          J.P. Morgan Series Trust II
                                                            -------------------------------------------------------
                                                                                                           U.S.
                                                                      International  Mid Cap    Small    Large Cap
                                                              Bond    Opportunities   Value    Company  Core Equity
                                                            Portfolio   Portfolio   Portfolio Portfolio  Portfolio
                                                            --------- ------------- --------- --------- -----------
Assets
Investments at fair market value (note 2a):................ $330,494     24,705      841,052   96,353     54,167
Dividend receivable........................................       --         --           --       --         --
Receivable from affiliate (note 4b)........................       14         --           38        4         --
Receivable for units sold..................................      577         --          661       34         --
                                                            --------     ------      -------   ------     ------
       Total assets........................................  331,085     24,705      841,751   96,391     54,167
                                                            --------     ------      -------   ------     ------
Liabilities
Accrued expenses payable to affiliate (note 4c)............       15          2           39        5          3
Payable for units withdrawn................................       --         --           --       --         --
                                                            --------     ------      -------   ------     ------
       Total liabilities...................................       15          2           39        5          3
                                                            --------     ------      -------   ------     ------
Net assets attributable to variable annuity contract owners $331,070     24,703      841,712   96,386     54,164
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type I.............       --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type I........................... $     --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type II............    7,394         --        9,374    1,125      1,637
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type II.......................... $  10.42         --        12.98    12.88      12.40
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type III...........       --         --        1,695    1,721         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type III......................... $     --         --        12.95    12.85         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type IV............   23,893        950       52,773    4,609      2,737
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type IV.......................... $  10.40      12.86        12.96    12.86      12.37
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type V.............      534        973        1,094       40         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type V........................... $  10.37      12.83        12.92    12.82         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type VI............       --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type VI.......................... $     --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Investments in securities, at cost......................... $325,967     21,401      718,119   84,398     51,395
                                                            ========     ======      =======   ======     ======
Shares outstanding.........................................   26,782      2,614       38,956    6,853      4,330
                                                            ========     ======      =======   ======     ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                               MFS(R) Variable Insurance Trust
                                         -----------------------------------------------------------------------
                                              MFS(R)                                                MFS(R)
                                             Investors          MFS(R)            MFS(R)           Strategic
                                           Growth Stock     Investors Trust    New Discovery        Income
                                         Series -- Service Series -- Service Series -- Service Series -- Service
                                           Class Shares      Class Shares      Class Shares      Class Shares
                                         ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair market value (note
 2a):...................................    $1,367,174         1,212,227          718,085           89,973
Dividend receivable.....................            --                --               --               --
Receivable from affiliate (note 4b).....            39                55               21               --
Receivable for units sold...............         1,835            12,681              809               --
                                            ----------         ---------          -------           ------
   Total assets.........................     1,369,048         1,224,963          718,915           89,973
                                            ----------         ---------          -------           ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            63                53               31                5
Payable for units withdrawn.............            --                --               --               --
                                            ----------         ---------          -------           ------
   Total liabilities....................            63                53               31                5
                                            ----------         ---------          -------           ------
Net assets attributable to variable
 annuity contract owners................    $1,368,985         1,224,910          718,884           89,968
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................            --                --            5,168               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type I........    $       --                --            12.74               --
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................        72,388            29,812           20,670            1,406
                                            ==========         =========          =======           ======
Net asset value per unit: Type II.......    $     7.47              8.39             8.58            11.16
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         5,766             5,421            4,938               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type III......    $     7.44              8.35             8.53               --
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        51,479            86,862           45,717            5,724
                                            ==========         =========          =======           ======
Net asset value per unit: Type IV.......    $     8.73              9.23             8.97            11.13
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        38,613            13,905            2,627              952
                                            ==========         =========          =======           ======
Net asset value per unit: Type V........    $     8.70              9.19             8.94            11.10
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................            --                --               --               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type VI.......    $       --                --               --               --
                                            ==========         =========          =======           ======
Investments in securities, at cost......    $1,263,779         1,132,503          629,871           88,142
                                            ==========         =========          =======           ======
Shares outstanding......................       159,530            74,553           51,847            8,247
                                            ==========         =========          =======           ======

                                                                             Nations Separate Account Trust
                                         ------------------------------------------------------------------

                                              MFS(R)            MFS(R)        Nations     Nations Marsico
                                           Total Return        Utilities      Marsico      International
                                         Series -- Service Series -- Service  Growth       Opportunities
                                           Class Shares      Class Shares    Portfolio       Portfolio
                                         ----------------- ----------------- ---------    ---------------
Assets
Investments at fair market value (note
 2a):...................................      204,250           601,929       605,049         726,740
Dividend receivable.....................           --                --            --              --
Receivable from affiliate (note 4b).....            8                 6            13               5
Receivable for units sold...............          143               720            21           1,129
                                              -------           -------       -------         -------
   Total assets.........................      204,401           602,655       605,083         727,874
                                              -------           -------       -------         -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            9                25            26              32
Payable for units withdrawn.............           --                15            --              --
                                              -------           -------       -------         -------
   Total liabilities....................            9                40            26              32
                                              -------           -------       -------         -------
Net assets attributable to variable
 annuity contract owners................      204,392           602,615       605,057         727,842
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................           --                --            --              --
                                              =======           =======       =======         =======
Net asset value per unit: Type I........           --                --            --              --
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       12,124            52,527        24,394          39,886
                                              =======           =======       =======         =======
Net asset value per unit: Type II.......        11.46              8.03         12.36           13.39
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................           --             7,726         7,561           5,090
                                              =======           =======       =======         =======
Net asset value per unit: Type III......           --              7.99         12.35           13.37
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        5,547             8,480        17,018           8,270
                                              =======           =======       =======         =======
Net asset value per unit: Type IV.......        11.44             10.65         12.35           13.38
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          175             2,712            --           1,127
                                              =======           =======       =======         =======
Net asset value per unit: Type V........        11.41             10.61            --           13.36
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................           --                --            --              --
                                              =======           =======       =======         =======
Net asset value per unit: Type VI.......           --                --            --              --
                                              =======           =======       =======         =======
Investments in securities, at cost......      191,676           506,180       580,298         668,942
                                              =======           =======       =======         =======
Shares outstanding......................       10,507            37,929        41,076          53,594
                                              =======           =======       =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                            Oppenheimer Variable Account Funds
                          ---------------------------------------------------------------------------------------------
                                       Oppenheimer                             Oppenheimer    Oppenheimer
                          Oppenheimer   Aggressive               Oppenheimer     Capital         Global
                          Aggressive      Growth     Oppenheimer   Capital     Appreciation    Securities   Oppenheimer
                            Growth      Fund/VA --      Bond     Appreciation   Fund/VA --     Fund/VA --   High Income
                            Fund/VA   Service Shares   Fund/VA     Fund/VA    Service Shares Service Shares   Fund/VA
                          ----------- -------------- ----------- ------------ -------------- -------------- -----------
Assets
Investments at fair
 market value (note 2a):. $  886,759      90,636      2,072,030   1,453,353      970,185       1,910,714      668,380
Dividend receivable......         --          --             --          --           --              --           --
Receivable from
 affiliate (note 4b).....          3           2             --          50           41              85           25
Receivable for units sold         --         562             --         850        1,733           3,841          149
                          ----------      ------      ---------   ---------      -------       ---------      -------
   Total assets..........    886,762      91,200      2,072,030   1,454,253      971,959       1,914,640      668,554
                          ----------      ------      ---------   ---------      -------       ---------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         34           6             86          56           43              84           26
Payable for units
 withdrawn...............         --          --             --          --           --              --           --
                          ----------      ------      ---------   ---------      -------       ---------      -------
   Total liabilities.....         34           6             86          56           43              84           26
                          ----------      ------      ---------   ---------      -------       ---------      -------
Net assets attributable
 to variable annuity
 contract owners......... $  886,728      91,194      2,071,944   1,454,197      971,916       1,914,556      668,528
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type I..     95,143          --        166,154     126,014           --              --       61,389
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type I............ $     9.32          --          12.47       11.54           --              --        10.89
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type II.         --       2,535             --          --        8,853          48,433           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type II........... $       --       12.00             --          --        12.77           10.13           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type III         --         126             --          --           --           8,202           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type III.......... $       --       11.99             --          --           --           10.08           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type IV.         --       4,842             --          --       66,420          89,718           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type IV........... $       --       11.99             --          --        12.74           10.53           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type V..         --         101             --          --          997          37,800           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type V............ $       --       11.97             --          --        12.71           10.49           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type VI.         --          --             --          --           --              --           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type VI........... $       --          --             --          --           --              --           --
                          ==========      ======      =========   =========      =======       =========      =======
Investments in
 securities, at cost..... $1,674,757      98,536      2,011,856   1,659,641      896,407       1,535,584      656,627
                          ==========      ======      =========   =========      =======       =========      =======
Shares outstanding.......     24,156       2,480        181,439      41,883       28,097          76,551       77,628
                          ==========      ======      =========   =========      =======       =========      =======

                          ------------------------------------------
                                          Oppenheimer
                           Oppenheimer    Main Street   Oppenheimer
                           Main Street     Small Cap     Multiple
                            Fund/VA --     Fund/VA --   Strategies
                          Service Shares Service Shares   Fund/VA
                          -------------- -------------- -----------
Assets
Investments at fair
 market value (note 2a):.   5,826,405      1,234,709      864,456
Dividend receivable......          --             --           --
Receivable from
 affiliate (note 4b).....         262             51            3
Receivable for units sold      10,508            276           --
                            ---------      ---------      -------
   Total assets..........   5,837,175      1,235,036      864,459
                            ---------      ---------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         261             55           33
Payable for units
 withdrawn...............          --             --           --
                            ---------      ---------      -------
   Total liabilities.....         261             55           33
                            ---------      ---------      -------
Net assets attributable
 to variable annuity
 contract owners.........   5,836,914      1,234,981      864,426
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type I..          --             --       68,551
                            =========      =========      =======
Net asset value per
 unit: Type I............          --             --        12.61
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type II.     166,822         26,082           --
                            =========      =========      =======
Net asset value per
 unit: Type II...........        9.16          13.40           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type III      34,292          4,423           --
                            =========      =========      =======
Net asset value per
 unit: Type III..........        9.11          13.37           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type IV.     242,188         53,612           --
                            =========      =========      =======
Net asset value per
 unit: Type IV...........        9.74          13.38           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type V..     168,642          8,173           --
                            =========      =========      =======
Net asset value per
 unit: Type V............        9.71          13.34           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type VI.          --             --           --
                            =========      =========      =======
Net asset value per
 unit: Type VI...........          --             --           --
                            =========      =========      =======
Investments in
 securities, at cost.....   5,137,567      1,070,284      835,895
                            =========      =========      =======
Shares outstanding.......     305,047         92,142       54,300
                            =========      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                PBHG
                                          Insurance Series
                                             Fund, Inc.                    PIMCO Variable Insurance Trust
                                         ------------------- -----------------------------------------------------------
                                                                                           Long-Term U.S.
                                                     PBHG     Foreign Bond    High Yield     Government    Total Return
                                           PBHG    Large Cap  Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Growth II  Growth   Administrative Administrative Administrative Administrative
                                         Portfolio Portfolio  Class Shares   Class Shares   Class Shares   Class Shares
                                         --------- --------- -------------- -------------- -------------- --------------
Assets
Investments at fair market value (note
 2a):................................... $338,629    713,536    177,573       2,324,599      5,263,519      11,599,247
Dividend receivable.....................       --         --        341          13,056         11,028          20,418
Receivable from affiliate (note 4b).....        2         --         --              --             --              --
Receivable for units sold...............       --         --         44           2,944          7,618          12,690
                                         --------  ---------    -------       ---------      ---------      ----------
   Total assets.........................  338,631    713,536    177,958       2,340,599      5,282,165      11,632,355
                                         --------  ---------    -------       ---------      ---------      ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       13         29        349          13,060         11,112          20,438
Payable for units withdrawn.............       --         --         --              --            153              --
                                         --------  ---------    -------       ---------      ---------      ----------
   Total liabilities....................       13         29        349          13,060         11,265          20,438
                                         --------  ---------    -------       ---------      ---------      ----------
Net assets attributable to variable
 annuity contract owners................ $338,618    713,507    177,609       2,327,539      5,270,900      11,611,917
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................   41,548     66,435         --              --             --          15,255
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type I........ $   8.15      10.74         --              --             --           10.10
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type II................................       --         --      2,416          72,936        170,726         389,745
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type II....... $     --         --      11.12           11.84          12.66           11.76
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --         --      1,590          26,070         23,243          85,023
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type III...... $     --         --      11.06           11.77          12.60           11.69
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       --         --      3,381          76,350        130,619         389,832
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type IV....... $     --         --      10.72           11.74          11.96           11.05
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --         --      9,075          22,290        105,328         142,859
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type V........ $     --         --      10.68           11.70          11.91           11.01
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --         --         --              --             --              --
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type VI....... $     --         --         --              --             --              --
                                         ========  =========    =======       =========      =========      ==========
Investments in securities, at cost...... $780,428  1,082,189    175,668       2,180,106      5,302,693      11,414,697
                                         ========  =========    =======       =========      =========      ==========
Shares outstanding......................   34,448     43,722     17,704         283,834        478,067       1,119,618
                                         ========  =========    =======       =========      =========      ==========

                                              The Prudential       Rydex Variable
                                             Series Fund, Inc.         Trust
                                         ------------------------- --------------

                                           Jennison
                                         20/20 Focus    Jennison
                                         Portfolio -- Portfolio --      OTC
                                           Class II     Class II        Fund
                                         ------------ ------------ --------------
Assets
Investments at fair market value (note
 2a):...................................      --         64,101       422,459
Dividend receivable.....................      --             --            --
Receivable from affiliate (note 4b).....      --             --            10
Receivable for units sold...............      --             --            32
                                              --         ------       -------
   Total assets.........................      --         64,101       422,501
                                              --         ------       -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --              3            19
Payable for units withdrawn.............      --             --             3
                                              --         ------       -------
   Total liabilities....................      --              3            22
                                              --         ------       -------
Net assets attributable to variable
 annuity contract owners................      --         64,098       422,479
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --             --            --
                                              ==         ======       =======
Net asset value per unit: Type I........      --             --            --
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --             --        19,786
                                              ==         ======       =======
Net asset value per unit: Type II.......      --             --          7.42
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --             --         4,636
                                              ==         ======       =======
Net asset value per unit: Type III......      --             --          7.38
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --          4,620        26,900
                                              ==         ======       =======
Net asset value per unit: Type IV.......      --          12.12          8.77
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --            670           634
                                              ==         ======       =======
Net asset value per unit: Type V........      --          12.10          8.74
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --             --            --
                                              ==         ======       =======
Net asset value per unit: Type VI.......      --             --            --
                                              ==         ======       =======
Investments in securities, at cost......      --         58,367       364,356
                                              ==         ======       =======
Shares outstanding......................      --          3,894        32,102
                                              ==         ======       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                      Salomon Brothers Variable Series Fund Inc
                                         -------------------------------------------------------------------
                                                                           Salomon Brothers
                                         Salomon Brothers Salomon Brothers     Variable     Salomon Brothers
                                             Variable         Variable        Strategic         Variable
                                             All Cap         Investors           Bond         Total Return
                                             Fund  --         Fund --          Fund --          Fund --
                                             Class II         Class I          Class I          Class I
                                         ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair market value (note
 2a):...................................     $37,914          220,830          363,983          121,314
Dividend receivable.....................          --               --               --               --
Receivable from affiliate (note 4b).....           2               --               --               --
Receivable for units sold...............         435               --               --               --
                                             -------          -------          -------          -------
   Total assets.........................      38,351          220,830          363,983          121,314
                                             -------          -------          -------          -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................           3                8               15                5
Payable for units withdrawn.............          --           16,210               --               --
                                             -------          -------          -------          -------
   Total liabilities....................           3           16,218               15                5
                                             -------          -------          -------          -------
Net assets attributable to variable
 annuity contract owners................     $38,348          204,612          363,968          121,309
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................          --           18,400           27,243           10,899
                                             =======          =======          =======          =======
Net asset value per unit: Type I........     $    --            11.12            13.36            11.13
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       1,469               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type II.......     $ 12.93               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type III......     $    --               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       1,498               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type IV.......     $ 12.92               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type V........     $    --               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type VI.......     $    --               --               --               --
                                             =======          =======          =======          =======
Investments in securities, at cost......     $35,704          222,588          365,144          116,583
                                             =======          =======          =======          =======
Shares outstanding......................       2,427           17,402           33,424           11,285
                                             =======          =======          =======          =======

                                                  Scudder Variable Series II          Van Kampen Life Investment Trust
                                         -------------------------------------------- -------------------------------

                                            Scudder       SVS Dreman     SVS Dreman
                                           Technology    High Return     Small Cap                        Emerging
                                             Growth         Equity         Value         Comstock          Growth
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                                         Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                                         -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair market value (note
 2a):...................................     55,185        276,321         51,173         494,689          82,371
Dividend receivable.....................         --             --             --              --              --
Receivable from affiliate (note 4b).....          1             --             --              14              --
Receivable for units sold...............         26             --             --           2,883              75
                                             ------        -------         ------         -------          ------
   Total assets.........................     55,212        276,321         51,173         497,586          82,446
                                             ------        -------         ------         -------          ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          3             12              3              23               5
Payable for units withdrawn.............         --             --             --              --              --
                                             ------        -------         ------         -------          ------
   Total liabilities....................          3             12              3              23               5
                                             ------        -------         ------         -------          ------
Net assets attributable to variable
 annuity contract owners................     55,209        276,309         51,170         497,563          82,441
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type I........         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................        349          4,403            522          15,943           2,320
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type II.......      14.99          12.46          13.43           10.37            8.56
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --             --             --           1,315              12
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type III......         --             --             --           10.34            8.53
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      2,760         17,801          3,257          23,679           6,477
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type IV.......      14.96          12.44          13.40           10.35            8.54
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        582             --             38           7,135             842
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type V........      14.92             --          13.36           10.31            8.51
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type VI.......         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Investments in securities, at cost......     52,487        232,799         44,161         441,303          76,449
                                             ======        =======         ======         =======          ======
Shares outstanding......................      6,271         24,540          3,192          42,101           3,404
                                             ======        =======         ======         =======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                                AIM Variable Insurance Funds
                                         --------------------------------------------------------------------------
                                             AIM V.I.          AIM V.I.      AIM V.I.   AIM V.I.            AIM V.I.
                                            Aggressive           Basic         Blue     Capital    AIM V.I. Premier
                                              Growth             Value         Chip   Appreciation  Growth   Equity
                                              Fund --           Fund --      Fund --    Fund --    Fund --  Fund --
                                             Series I          Series II     Series I   Series I   Series I Series I
                                              Shares            Shares        Shares     Shares     Shares   Shares
                                         ----------------- ----------------- -------- ------------ -------- --------
                                                              Period from
                                                              May 1, 2003
                                            Year ended            to
                                         December 31, 2003 December 31, 2003      Year ended December 31, 2003
                                         ----------------- ----------------- --------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........      $   --                --           --          --         --    3,175
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type I (note 4a).........          --                --           --          --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........          29                58          159       1,283      4,402    7,647
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......          --                26           --         125         84    2,552
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         193             1,299           61         973      1,865    3,309
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --               321           --          53        385      861
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........          --                --           --          --         --       --
                                              ------            ------        -----      ------    -------  -------
Net investment income (expense).........        (222)           (1,704)        (220)     (2,434)    (6,736) (11,194)
                                              ------            ------        -----      ------    -------  -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............         909              (378)          11       2,353     32,887  (16,440)
 Unrealized appreciation (depreciation).       3,831            35,247        3,956      40,731    102,764  232,102
 Capital gain distributions.............          --                --           --          --         --       --
                                              ------            ------        -----      ------    -------  -------
Net realized and unrealized gain (loss)
 on investments.........................       4,740            34,869        3,967      43,084    135,651  215,662
                                              ------            ------        -----      ------    -------  -------
Increase (decrease) in net assets from
 operations.............................      $4,518            33,165        3,747      40,650    128,915  204,468
                                              ======            ======        =====      ======    =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                           The Alger American Fund    AllianceBernstein Variable Products Series Fund, Inc.
                                         --------------------------   --------------------------------------------------
                                                           Alger
                                            Alger         American
                                           American        Small         Growth
                                            Growth     Capitalization     and          Premier
                                         Portfolio --   Portfolio --     Income         Growth       Quasar     Technology
                                           Class O        Class O     Portfolio --   Portfolio -- Portfolio -- Portfolio --
                                            Shares         Shares       Class B        Class B      Class B      Class B
                                         ------------  -------------- ------------   ------------ ------------ ------------
                                                                                                               Period from
                                                                                                               May 1, 2003
                                                                                                                    to
                                                                                                               December 31,
                                         Year ended December 31, 2003      Year ended December 31, 2003            2003
                                         --------------------------   -------------------------------------    ------------
Investment income and expense:
   Income -- Ordinary dividends.........   $     --             --       21,975             --           --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type I (note 4a).......     10,429          9,111          281             --           --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......         --             --       14,489          4,019          287         254
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....         --             --        8,375          1,733          187          --
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type IV
     (note 4a)..........................         --             --       15,538          4,064        1,095         305
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type V
     (note 4a)..........................         --             --        6,853            981           --         199
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......         --             --           --             --           --          --
                                           --------       --------      -------        -------       ------       -----
Net investment income (expense).........    (10,429)        (9,111)     (23,561)       (10,797)      (1,569)       (758)
                                           --------       --------      -------        -------       ------       -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (69,061)      (154,811)     (24,962)         9,507       (1,196)      2,121
   Unrealized appreciation
     (depreciation).....................    295,112        385,397      857,088        163,462       41,933       6,187
   Capital gain distributions...........         --             --           --             --           --          --
                                           --------       --------      -------        -------       ------       -----
Net realized and unrealized gain (loss)
  on investments........................    226,051        230,586      832,126        172,969       40,737       8,308
                                           --------       --------      -------        -------       ------       -----
Increase (decrease) in net assets from
  operations............................   $215,622        221,475      808,565        162,172       39,168       7,550
                                           ========       ========      =======        =======       ======       =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          American Century Variable Portfolios, Inc.
                                         -------------------------------------------  ----------------------------

                                                                                                Dreyfus
                                                                                               Investment
                                         VP Income                                            Portfolios-
                                         & Growth  VP International VP Ultra VP Value         MidCap Stock
                                          Fund --      Fund --      Fund --  Fund --          Portfolio --
                                          Class I      Class I      Class I  Class I         Initial Shares
                                         --------- ---------------- -------- -------- ----------------------------

                                                 Year ended December 31, 2003         Year ended December 31, 2003
                                         -------------------------------------------  ----------------------------
Investment income and expense:
 Income -- Ordinary dividends...........  $    --          --           --     2,751                73
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................       --          --           --        --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       --          --           --        29               113
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................       --          --           --        --                --
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type IV (note 4a)..      517         116           49     4,604                69
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type V (note 4a)...       --          --           19        --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --          --           --        --                --
                                          -------       -----        -----   -------             -----
Net investment income (expense).........     (517)       (116)         (68)   (1,882)             (109)
                                          -------       -----        -----   -------             -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      566          23            4     4,983                25
 Unrealized appreciation (depreciation).   11,897       2,944        1,027   115,799             4,152
 Capital gain distributions.............       --          --           --        --                --
                                          -------       -----        -----   -------             -----
Net realized and unrealized gain (loss)
 on investments.........................   12,463       2,967        1,031   120,782             4,177
                                          -------       -----        -----   -------             -----
Increase (decrease) in net assets from
 operations.............................  $11,946       2,851          963   118,900             4,068
                                          =======       =====        =====   =======             =====

                                                  Dreyfus
                                         --------------------------------------------------------
                                                   Dreyfus            Dreyfus
                                                 Investment           Variable     The Dreyfus
                                                 Portfolios-         Investment      Socially
                                                  Emerging            Fund --      Responsible
                                                   Markets             Money       Growth Fund,
                                                Portfolio --           Market        Inc. --
                                               Initial Shares        Portfolio    Initial Shares
                                         --------------------------- ----------   --------------
                                         Period from January 1, 2003
                                            to November 14, 2003     Year ended December 31, 2003
                                         --------------------------- ---------------------------
Investment income and expense:
 Income -- Ordinary dividends...........              242                17              115
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................               --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................              990                49              995
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................              121                --               45
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type IV (note 4a)..              877                 6              161
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type V (note 4a)...              197                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................               --                --               --
                                                   ------               ---           ------
Net investment income (expense).........           (1,943)              (38)          (1,086)
                                                   ------               ---           ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............           14,823                --             (424)
 Unrealized appreciation (depreciation).            7,989                --           20,752
 Capital gain distributions.............               --                --               --
                                                   ------               ---           ------
Net realized and unrealized gain (loss)
 on investments.........................           22,812                --           20,328
                                                   ------               ---           ------
Increase (decrease) in net assets from
 operations.............................           20,869               (38)          19,242
                                                   ======               ===           ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                  Eaton Vance Variable Trust
                                         --------------------------------------------



                                                                         VT Worldwide
                                         VT Floating-Rate   VT Income       Health
                                           Income Fund    Fund of Boston Sciences Fund
                                         ---------------- -------------- -------------
                                           Period from     Period from
                                           May 1, 2003     May 1, 2003
                                                to              to        Year ended
                                           December 31,    December 31,  December 31,
                                               2003            2003          2003
                                         ---------------- -------------- -------------
Investment income and expense:
 Income -- Ordinary dividends...........      $5,054              --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --              --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       1,420             188           148
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4).................       1,073              --           109
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         958             580           979
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         389               1           134
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --              --            --
                                              ------          ------        ------
Net investment income (expense).........       1,214            (769)       (1,370)
                                              ------          ------        ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       1,900           4,415            41
 Unrealized appreciation (depreciation).          86           6,599        10,821
 Capital gain distributions.............          --              --            --
                                              ------          ------        ------
Net realized and unrealized gain (loss)
 on investments.........................       1,986          11,014        10,862
                                              ------          ------        ------
Increase (decrease) in net assets from
 operations.............................      $3,200          10,245         9,492
                                              ======          ======        ======

                                                                 Federated Insurance Series
                                         --------------------------------------------------------------------------
                                         Federated             Federated   Federated
                                          American            High Income High Income    Federated
                                          Leaders   Federated    Bond        Bond      International    Federated
                                         Fund II --  Capital  Fund II --  Fund II --       Small         Kaufmann
                                          Primary    Income     Primary     Service       Company       Fund II --
                                           Shares    Fund II    Shares      Shares        Fund II     Service Shares
                                         ---------- --------- ----------- ----------- --------------- --------------
                                                                                        Period from    Period from
                                                                                      January 1, 2003  May 1, 2003
                                                                                            to              to
                                                                                       November 14,    December 31,
                                                 Year ended December 31, 2003              2003            2003
                                         -------------------------------------------- --------------- --------------
Investment income and expense:
 Income -- Ordinary dividends...........    9,205     25,329     32,384      53,463           --              --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................    8,248      5,532      5,981          --           --              --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       --         --         --       7,610          238             459
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4).................       --         --         --         804          137              77
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..       --         --         --       3,625          822           1,178
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       --         --         --         705           61             201
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --         --         --          --           --              --
                                          -------    -------    -------     -------       ------          ------
Net investment income (expense).........      957     19,797     26,403      40,719       (1,258)         (1,915)
                                          -------    -------    -------     -------       ------          ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (22,853)   (11,364)   (10,795)      5,412       30,073           3,567
 Unrealized appreciation (depreciation).  157,361     62,493     65,371     104,652        2,729          22,114
 Capital gain distributions.............       --         --         --          --           --              --
                                          -------    -------    -------     -------       ------          ------
Net realized and unrealized gain (loss)
 on investments.........................  134,508     51,129     54,576     110,064       32,802          25,681
                                          -------    -------    -------     -------       ------          ------
Increase (decrease) in net assets from
 operations.............................  135,465     70,926     80,979     150,783       31,544          23,766
                                          =======    =======    =======     =======       ======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                      Fidelity Variable Insurance Products Fund (VIP)
                                         ------------------------------------------------------------------------
                                              VIP            VIP
                                            Equity-        Equity-          VIP            VIP            VIP
                                            Income         Income         Growth         Growth        Overseas
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
                                         ------------- --------------- ------------- --------------- -------------
                                                               Year ended December 31, 2003
                                         ------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $ 33,849         19,355          4,041            569          4,633
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................     26,196             --         20,340             --          7,992
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --         15,340             --          3,938             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................         --          3,373             --          1,416             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         --          7,935             --          4,809             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         --          5,321             --            312             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................         --             --             --             --             --
                                           --------        -------       --------        -------        -------
Net investment income (expense).........      7,653        (12,614)       (16,299)        (9,906)        (3,359)
                                           --------        -------       --------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (87,749)        52,973       (180,547)        (3,396)       (55,395)
 Unrealized appreciation (depreciation).    564,793        571,529        588,011        201,755        270,688
 Capital gain distributions.............         --             --             --             --             --
                                           --------        -------       --------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................    477,044        624,502        407,464        198,359        215,293
                                           --------        -------       --------        -------        -------
Increase (decrease) in net assets from
 operations.............................   $484,697        611,888        391,165        188,453        211,934
                                           ========        =======       ========        =======        =======

                                            Fidelity Variable Insurance Products
                                                      Fund II (VIP II)
                                         ------------------------------------------
                                            VIP II
                                             Asset        VIP II         VIP II
                                          Manager/SM/  Contrafund(R)  Contrafund(R)
                                         Portfolio --  Portfolio --    Portfolio--
                                         Initial Class Initial Class Service Class 2
                                         ------------- ------------- ---------------
                                                Year ended December 31, 2003
                                         ------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........    12,582         12,465          2,986
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................     4,631         35,564             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................        --             --          6,101
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --             --            755
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..        --             --         13,930
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --             --            943
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --             --             --
                                            ------       --------        -------
Net investment income (expense).........     7,951        (23,099)       (18,743)
                                            ------       --------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (9,959)      (137,023)        23,055
 Unrealized appreciation (depreciation).    52,209        768,928        356,544
 Capital gain distributions.............        --             --             --
                                            ------       --------        -------
Net realized and unrealized gain (loss)
 on investments.........................    42,250        631,905        379,599
                                            ------       --------        -------
Increase (decrease) in net assets from
 operations.............................    50,201        608,806        360,856
                                            ======       ========        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Fidelity Variable Insurance Products Fund III (VIP III)
                                         --------------------------------------------------------------------------

                                             VIP III        VIP III        VIP III        VIP III
                                         Dynamic Capital   Growth &       Growth &        Growth         VIP III
                                          Appreciation      Income         Income      Opportunities     Mid Cap
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                         --------------- ------------- --------------- ------------- ---------------
                                           Period from
                                           May 1, 2003
                                               to
                                          December 31,
                                              2003                      Year ended December 31, 2003
                                         --------------- ----------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........       $--           12,229          5,643          4,815          3,652
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --           14,655             --          8,674             52
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................        --               --          3,705             --          7,402
 Expenses - Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --               --          1,563             --          3,394
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..        --               --          3,587             --         10,297
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --               --          1,894             --          6,854
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --               --             --             --             --
                                               ---          -------        -------        -------        -------
Net investment income (expense).........        --           (2,426)        (5,106)        (3,859)       (24,347)
                                               ---          -------        -------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............        --          (17,251)           (96)       (32,533)        28,974
 Unrealized appreciation (depreciation).        --          227,799        139,749        190,796        600,148
 Capital gain distributions.............        --               --             --             --             --
                                               ---          -------        -------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................        --          210,548        139,653        158,263        629,122
                                               ---          -------        -------        -------        -------
Increase (decrease) in net assets from
 operations.............................       $--          208,122        134,547        154,404        604,775
                                               ===          =======        =======        =======        =======

                                            Franklin Templeton Variable Insurance Products Trust
                                         ----------------------------------------------------------
                                            Franklin
                                           Large Cap                     Templeton      Templeton
                                             Growth     Mutual Shares     Foreign      Global Asset
                                           Securities     Securities     Securities     Allocation
                                            Fund --        Fund --        Fund --        Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 2 Shares
                                         -------------- -------------- -------------- --------------




                                                        Year ended December 31, 2003
                                         ----------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........        86             155             74            161
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --              --             --             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       102              50             13             76
 Expenses - Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --              93             --             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..       253             336          1,208             52
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --              20              2             70
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --              --             --             --
                                             -----          ------         ------         ------
Net investment income (expense).........      (269)           (344)        (1,149)           (37)
                                             -----          ------         ------         ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       101              35         (1,182)            37
 Unrealized appreciation (depreciation).     6,831          10,218         44,373         (5,284)
 Capital gain distributions.............        --              --             --             --
                                             -----          ------         ------         ------
Net realized and unrealized gain (loss)
 on investments.........................     6,932          10,253         43,191         (5,247)
                                             -----          ------         ------         ------
Increase (decrease) in net assets from
 operations.............................     6,663           9,909         42,042         (5,284)
                                             =====          ======         ======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               GE Investments Funds, Inc.
                          -------------------------------------------------------------------
                           Global            International   Mid-Cap     Money      Premier
                           Income   Income      Equity     Value Equity  Market  Growth Equity
                            Fund     Fund        Fund          Fund       Fund       Fund
                          -------  --------  ------------- ------------ -------  -------------
                                              Year ended December 31, 2003
                          -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 7,419   137,844      1,835        44,163     47,312       3,999
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type I
     (note 4a)...........   4,869    20,543      3,015        13,767     51,017      22,706
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type II
     (note 4a)...........      --     2,960         --        16,765      7,386       4,613
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type
     III (note 4a).......      --       107         --         2,105      2,307         263
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...........      --     6,156         --         6,044     13,437       2,498
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...........      --       853         --         3,853     10,787         567
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type VI
     (note 4a)...........      --        --         --            --         --          --
                          -------  --------     ------       -------    -------     -------
Net investment income
  (expense)..............   2,550   107,225     (1,180)        1,629    (37,622)    (26,648)
                          -------  --------     ------       -------    -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  32,047    26,583      6,584       (20,454)        --     (67,950)
   Unrealized
     appreciation
     (depreciation)......  (8,457) (114,273)    62,650       838,544         --     612,558
   Capital gain
     distributions.......      --    18,890         --            --         --          --
                          -------  --------     ------       -------    -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  23,590   (68,800)    69,234       818,090         --     544,608
                          -------  --------     ------       -------    -------     -------
Increase (decrease) in
  net assets from
  operations............. $26,140    38,425     68,054       819,719    (37,622)    517,960
                          =======  ========     ======       =======    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     GE Investments Funds, Inc. (continued)
                                         --------------------------------------------------------------
                                         Real Estate S&P 500(R)  Small-Cap    Total     U.S.     Value
                                         Securities    Index    Value Equity  Return   Equity    Equity
                                            Fund        Fund        Fund       Fund     Fund      Fund
                                         ----------- ---------- ------------ -------  --------  -------
                                                          Year ended December 31, 2003
                                         --------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........  $ 30,758     219,292      1,985     16,459    28,977   14,979
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type I (note 4a).......     5,784      89,353      1,149     11,090    33,526       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       558      78,239     24,380        295     7,963    4,639
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       117       4,665      1,943        451       570      993
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type IV
     (note 4a)..........................       420      18,838      9,449      1,192     2,060    5,793
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type V
     (note 4a)..........................       671      12,787      2,538        608       577    1,737
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......        --          --         --         --        --       --
                                          --------   ---------    -------    -------  --------  -------
Net investment income (expense).........    23,208      15,410    (37,474)     2,823   (15,719)   1,817
                                          --------   ---------    -------    -------  --------  -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      (329)   (331,757)   (13,400)   (22,824) (105,143)  (9,155)
   Unrealized appreciation
     (depreciation).....................    87,572   3,760,847    683,924    195,043   739,458  191,033
   Capital gain distributions...........    45,303          --         --         --        --       --
                                          --------   ---------    -------    -------  --------  -------
Net realized and unrealized gain (loss)
  on investments........................   132,546   3,429,090    670,524    172,219   634,315  181,878
                                          --------   ---------    -------    -------  --------  -------
Increase (decrease) in net assets from
  operations............................  $155,754   3,444,500    633,050    175,042   618,596  183,695
                                          ========   =========    =======    =======  ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                Greenwich
                                           Goldman Sachs         Street
                                         Variable Insurance      Series
                                               Trust              Fund
                                         ----------------   ----------------- -------------
                                                                 Salomon
                                         Goldman                Brothers
                                          Sachs    Goldman      Variable
                                         Growth     Sachs       Emerging        Balanced
                                           and     Mid Cap       Growth       Portfolio --
                                         Income     Value        Fund --      Institutional
                                          Fund      Fund        Class II         Shares
                                         -------   -------  ----------------- -------------
                                                               Period from
                                            Year ended       May 1, 2003 to
                                         December 31, 2003  December 31, 2003
                                         ----------------   ----------------- -------------
Investment income and expense:
 Income -- Ordinary dividends........... $ 5,340    13,325           --          110,516
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................   5,182    20,544           --           70,857
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................      --        --           --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      --        --           --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      --        --           53               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...      --        --            3               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................      --        --           --               --
                                         -------   -------        -----         --------
Net investment income (expense).........     158    (7,219)         (56)          39,659
                                         -------   -------        -----         --------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (4,536)   25,156          388         (132,519)
 Unrealized appreciation (depreciation).  87,655   320,219        1,526          681,555
 Capital gain distributions.............      --    17,491           --               --
                                         -------   -------        -----         --------
Net realized and unrealized gain (loss)
 on investments.........................  83,119   362,866        1,914          549,036
                                         -------   -------        -----         --------
Increase (decrease) in net assets from
 operations............................. $83,277   355,647        1,858          588,695
                                         =======   =======        =====         ========



                                                    Janus Aspen Series
                                         ------------------------------------------------------


                                                         Capital      Capital      Flexible
                                           Balanced   Appreciation  Appreciation    Income
                                         Portfolio -- Portfolio --  Portfolio -- Portfolio --
                                           Service    Institutional   Service    Institutional
                                            Shares       Shares        Shares       Shares
                                         ------------ ------------- ------------ -------------


                                               Year ended December 31, 2003
                                         ------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........    77,328        15,518          594       19,102
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --        45,776           --        5,567
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................    17,310            --        1,865           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................     5,998            --          648           --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..    19,899            --          261           --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...    21,523            --          482           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --            --           --           --
                                           -------      --------       ------       ------
Net investment income (expense).........    12,598       (30,258)      (2,662)      13,535
                                           -------      --------       ------       ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     7,431      (277,228)       4,195        4,254
 Unrealized appreciation (depreciation).   448,895       873,675       36,677          660
 Capital gain distributions.............        --            --           --           --
                                           -------      --------       ------       ------
Net realized and unrealized gain (loss)
 on investments.........................   456,326       596,447       40,872        4,914
                                           -------      --------       ------       ------
Increase (decrease) in net assets from
 operations.............................   468,924       566,189       38,210       18,449
                                           =======      ========       ======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                         ----------------------------------------------------
                                         Global Life     Global
                                           Sciences    Technology     Growth        Growth
                                         Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                           Service      Service    Institutional   Service
                                            Shares       Shares       Shares        Shares
                                         ------------ ------------ ------------- ------------

                                         ----------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $    --           --         1,834           --
 Expenses  -- Mortality and expense
   risk charges and administrative
   expenses  -- Type I (note 4a)........        --           --        28,533           --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........       518          333            --        2,332
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......     1,017           30            --          718
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses --  Type IV (note 4a).       264          510            --        1,134
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       380          400            --          260
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........        --           --            --           --
                                           -------       ------      --------       ------
Net investment income (expense).........    (2,179)      (1,273)      (26,699)      (4,444)
                                           -------       ------      --------       ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (2,774)      12,956      (341,311)        (425)
 Unrealized appreciation (depreciation).    35,299       20,265       903,809       84,446
 Capital gain distributions.............        --           --            --           --
                                           -------       ------      --------       ------
Net realized and unrealized gain (loss)
 on investments.........................    32,525       33,221       562,498       84,021
                                           -------       ------      --------       ------
Increase (decrease) in net assets from
 operations.............................   $30,346       31,948       535,799       79,577
                                           =======       ======      ========       ======

                                         Janus Aspen Series (continued)
                                         ---------------------------------------------------------------------------------
                                         International International    Mid Cap      Mid Cap      Worldwide    Worldwide
                                            Growth        Growth        Growth        Growth       Growth        Growth
                                         Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                         Institutional    Service    Institutional   Service    Institutional   Service
                                            Shares        Shares        Shares        Shares       Shares        Shares
                                         ------------- ------------- ------------- ------------ ------------- ------------
                                          Year ended December 31, 2003
                                         ---------------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........     13,813         2,432             --          --        20,554        5,557
 Expenses  -- Mortality and expense
   risk charges and administrative
   expenses  -- Type I (note 4a)........     15,769            --         36,643          --        26,321           --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........         --         1,195             --       2,046            --        2,996
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......         --           394             --         236            --        1,043
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses --  Type IV (note 4a).         --         2,002             --         883            --        4,944
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         --           428             --         175            --          784
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........         --            --             --          --            --           --
                                           --------       -------      ---------      ------      --------      -------
Net investment income (expense).........     (1,956)       (1,587)       (36,643)     (3,340)       (5,767)      (4,210)
                                           --------       -------      ---------      ------      --------      -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............   (123,815)       12,464       (585,168)        488      (387,089)      (3,321)
 Unrealized appreciation (depreciation).    463,949        89,259      1,377,342      66,525       765,761      144,258
 Capital gain distributions.............         --            --             --          --            --           --
                                           --------       -------      ---------      ------      --------      -------
Net realized and unrealized gain (loss)
 on investments.........................    340,134       101,723        792,174      67,013       378,672      140,937
                                           --------       -------      ---------      ------      --------      -------
Increase (decrease) in net assets from
 operations.............................    338,178       100,136        755,531      63,673       372,905      136,727
                                           ========       =======      =========      ======      ========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                       J.P. Morgan Series Trust II
                          ----------------------------------------------------
                                                                        U.S.
                                                                      Large Cap
                                    International  Mid Cap    Small     Core
                            Bond    Opportunities   Value    Company   Equity
                          Portfolio   Portfolio   Portfolio Portfolio Portfolio
                          --------- ------------- --------- --------- ---------
                                      Year ended December 31, 2003
                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  345          --        1,169       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type I
     (note 4a)...........      --          --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type II
     (note 4a)...........     264          --          429      102        24
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type
     III (note 4a).......      --          --           94       94        --
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...........   1,026          47        5,965      322        93
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...........       4          89           27       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type VI
     (note 4a)...........      --          --           --       --        --
                           ------       -----      -------   ------     -----
Net investment income
  (expense)..............    (949)       (136)      (5,346)    (518)     (117)
                           ------       -----      -------   ------     -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (282)        386       11,541      200        95
   Unrealized
     appreciation
     (depreciation)......   4,527       3,304      122,907   11,953     2,773
   Capital gain
     distributions.......     244          --           --       --        --
                           ------       -----      -------   ------     -----
Net realized and
  unrealized gain (loss)
  on investments.........   4,489       3,690      134,448   12,153     2,868
                           ------       -----      -------   ------     -----
Increase (decrease) in
  net assets from
  operations.............  $3,540       3,554      129,102   11,635     2,751
                           ======       =====      =======   ======     =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    MFS(R) Variable Insurance Trust
                                         -------------------------------------------------------------------------------------
                                            MFS(R)                                      MFS(R)
                                           Investors       MFS(R)         MFS(R)       Strategic      MFS(R)        MFS(R)
                                         Growth Stock  Investors Trust New Discovery    Income     Total Return    Utilities
                                           Series --      Series --      Series --     Series --     Series --     Series --
                                         Service Class  Service Class  Service Class Service Class Service Class Service Class
                                            Shares         Shares         Shares        Shares        Shares        Shares
                                         ------------- --------------- ------------- ------------- ------------- -------------



                                                                     Year ended December 31, 2003
                                         -------------------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $     --          3,512             --           --           192          9,367
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................         --             --            342           --            --             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................      5,099          2,496          1,766           31           560          4,848
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      1,190          1,239            637           --            --            911
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      3,966          6,971          3,168          144           298            794
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...      5,406          1,454            123           19             1            365
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................         --             --             --           --            --             --
                                           --------        -------        -------        -----        ------        -------
Net investment income (expense).........    (15,661)        (8,648)        (6,036)        (194)         (667)         2,449
                                           --------        -------        -------        -----        ------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      2,245          3,785         23,605           89           324          2,080
 Unrealized appreciation (depreciation).    199,243        175,993        103,370        1,831        12,569        133,387
 Capital gain distributions.............         --             --             --           --            --             --
                                           --------        -------        -------        -----        ------        -------
Net realized and unrealized gain (loss)
 on investments.........................    201,488        179,778        126,975        1,920        12,893        135,467
                                           --------        -------        -------        -----        ------        -------
Increase (decrease) in net assets from
 operations.............................   $185,827        171,130        120,939        1,726        12,226        137,916
                                           ========        =======        =======        =====        ======        =======

                                           Nations Separate Account Trust
                                         ----------------------------------


                                              Nations       Nations Marsico
                                              Marsico        International
                                              Growth         Opportunities
                                             Portfolio         Portfolio
                                         ----------------- -----------------
                                            Period from       Period from
                                            May 1, 2003       May 1, 2003
                                                to                to
                                         December 31, 2003 December 31, 2003
                                         ----------------- -----------------
Investment income and expense:
 Income -- Ordinary dividends...........          --                15
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         846             1,271
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................         608               351
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         488               325
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --               110
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --                --
                                              ------            ------
Net investment income (expense).........      (1,942)           (2,042)
                                              ------            ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       2,645             5,999
 Unrealized appreciation (depreciation).      24,750            57,799
 Capital gain distributions.............          --                --
                                              ------            ------
Net realized and unrealized gain (loss)
 on investments.........................      27,395            63,798
                                              ------            ------
Increase (decrease) in net assets from
 operations.............................      25,453            61,756
                                              ======            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Oppenheimer Variable Account Funds
                     -------------------------------------------------------------------------------------------------------
                                   Oppenheimer                             Oppenheimer   Oppenheimer
                                    Aggressive                               Capital       Global                Oppenheimer
                     Oppenheimer      Growth                 Oppenheimer   Appreciation  Securities  Oppenheimer Main Street
                      Aggressive    Fund/VA --   Oppenheimer   Capital      Fund/VA --   Fund/VA --     High     Fund/VA --
                        Growth       Service        Bond     Appreciation    Service       Service     Income      Service
                       Fund/VA        Shares       Fund/VA     Fund/VA        Shares       Shares      Fund/VA     Shares
                     ------------ -------------- ----------- ------------ -------------- ----------- ----------- -----------
                                   Period from                             Period from
                      Year ended  May 1, 2003 to                          May 1, 2003 to
                     December 31,  December 31,         Year ended         December 31,              Year ended
                         2003          2003         December 31, 2003          2003               December 31, 2003
                     ------------ -------------- -----------------------  -------------- ----------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........  $      --           --       142,302       4,257            62         5,185      52,909       33,150
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   I (note 4a)......     11,229           --        32,824      16,464            --            --      10,139           --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   II (note 4a).....         --          147            --          --           471         3,947          --       16,744
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   III (note 4a)....         --            3            --          --            --           850          --        3,781
 Expenses --
   Mortality and
   expense risk
   charges
   administrative
   and enhanced
   rider expenses
   -- Type IV (note
   4a)..............         --          591            --          --         2,517         9,059          --       27,096
 Expenses --
   Mortality and
   expense risk
   charges,
   administrative
   and enhanced
   rider expenses
   -- Type V (note
   4a)..............         --            6            --          --            83         3,847          --       22,194
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   VI (note 4a).....         --           --            --          --            --            --          --           --
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net investment
 income (expense)...    (11,229)        (747)      109,478     (12,208)       (3,009)      (12,518)     42,770      (36,665)
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........   (138,072)       9,590         3,711     (98,380)        2,652        10,303     (33,140)      (2,505)
 Unrealized
   appreciation
   (depreciation)...    318,808       (7,900)        7,733     417,773        73,778       441,998     130,048    1,064,914
 Capital gain
   distributions....         --           --            --          --            --            --          --           --
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments........    180,736        1,690        11,444     319,393        76,430       452,301      96,908    1,062,409
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Increase (decrease)
 in net assets from
 operations.........  $ 169,507          943       120,922     307,185        73,421       439,783     139,678    1,025,744
                      =========       ======       =======     =======        ======       =======     =======    =========

                     ---------------------------
                      Oppenheimer
                      Main Street
                       Small Cap    Oppenheimer
                       Fund/VA --     Multiple
                        Service      Strategies
                         Shares       Fund/VA
                     -------------- ------------
                      Period from
                     May 1, 2003 to  Year ended
                      December 31,  December 31,
                          2003          2003
                     -------------- ------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........         --        26,764
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   I (note 4a)......         --        12,160
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   II (note 4a).....      1,077            --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   III (note 4a)....        271            --
 Expenses --
   Mortality and
   expense risk
   charges
   administrative
   and enhanced
   rider expenses
   -- Type IV (note
   4a)..............      4,709            --
 Expenses --
   Mortality and
   expense risk
   charges,
   administrative
   and enhanced
   rider expenses
   -- Type V (note
   4a)..............        553            --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   VI (note 4a).....         --            --
                        -------       -------
Net investment
 income (expense)...     (6,610)       14,604
                        -------       -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........     15,211       (27,561)
 Unrealized
   appreciation
   (depreciation)...    164,450       191,276
 Capital gain
   distributions....         --            --
                        -------       -------
Net realized and
 unrealized gain
 (loss) on
 investments........    179,661       163,715
                        -------       -------
Increase (decrease)
 in net assets from
 operations.........    173,051       178,319
                        =======       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                         PBHG Insurance Series Fund, Inc.               PIMCO Variable Insurance Trust
                                         -------------------------------  --------------------------------------------
                                                                                                        Long-Term U.S.
                                                                           Foreign Bond    High Yield     Government
                                           PBHG              PBHG          Portfolio --   Portfolio --   Portfolio --
                                         Growth II        Large Cap       Administrative Administrative Administrative
                                         Portfolio     Growth Portfolio    Class Shares   Class Shares   Class Shares
                                         ---------     ----------------   -------------- -------------- --------------


                                                 Year ended
                                              December 31, 2003                          Year ended December 31, 2003
                                         -------------------------------  --------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends........... $      --               --            4,546        102,203        201,557
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type I
   (note 4a)............................     4,665            8,911               --             --             --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type II
   (note 4a)............................        --               --              409          7,394         29,436
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type
   III (note 4a)........................        --               --              290          2,786          5,337
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type IV (note 4a)........        --               --              534          9,150         23,630
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type V (note 4a).........        --               --            1,703          3,219         23,120
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type VI
   (note 4a)............................        --               --               --             --             --
                                          ---------        --------           ------        -------        -------
Net investment income (expense).........    (4,665)          (8,911)           1,610         79,654        120,034
                                          ---------        --------           ------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (165,631)        (107,897)             414         22,361        (11,831)
 Unrealized appreciation (depreciation).   240,780          278,180           (1,537)       147,059        (43,310)
 Capital gain distributions.............        --               --               --             --         31,860
                                          ---------        --------           ------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................    75,149          170,283           (1,123)       169,420        (23,281)
                                          ---------        --------           ------        -------        -------
Increase (decrease) in net assets from
 operations............................. $  70,484          161,372              487        249,074         96,753
                                          =========        ========           ======        =======        =======

                                                          The Prudential Series Fund, Inc.   Rydex Variable Trust
                                         --------------------------------------------------  --------------------

                                          Total Return
                                          Portfolio --    Jennison 20/20       Jennison
                                         Administrative Focus Portfolio --   Portfolio --            OTC
                                          Class Shares       Class II          Class II              Fund
                                         -------------- ------------------ ----------------- --------------------
                                                           Period from        Period from
                                                           May 1, 2003        May 1, 2003
                                                                to                to              Year ended
                                                        December 31, 2003  December 31, 2003  December 31, 2003
                                         --------------------------------- ----------------- --------------------
Investment income and expense:
 Income -- Ordinary dividends...........    308,718             --                  --                  --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type I
   (note 4a)............................        868             --                  --                  --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type II
   (note 4a)............................     54,106             --                  --               1,750
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type
   III (note 4a)........................     13,248             --                  --                 516
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type IV (note 4a)........     55,280             --                 322               2,321
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type V (note 4a).........     26,834             --                  51                  90
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type VI
   (note 4a)............................         --             --                  --                  --
                                            -------             --               -----             -------
Net investment income (expense).........    158,382             --                (373)             (4,677)
                                            -------             --               -----             -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     42,139             --                 193               3,332
 Unrealized appreciation (depreciation).     34,463             --               5,733             107,560
 Capital gain distributions.............     47,001             --                  --                  --
                                            -------             --               -----             -------
Net realized and unrealized gain (loss)
 on investments.........................    123,603             --               5,926             110,892
                                            -------             --               -----             -------
Increase (decrease) in net assets from
 operations.............................    281,985             --               5,553             106,215
                                            =======             ==               =====             =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                      Salomon Brothers Variable Series Fund Inc.
                                         --------------------------------------------------------------------

                                                                                              Salomon Brothers
                                         Salomon Brothers  Salomon Brothers  Salomon Brothers     Variable
                                           Variable All        Variable          Variable       Total Return
                                            Cap Fund --    Investors Fund --  Strategic Bond      Fund --
                                             Class II           Class I       Fund --Class I      Class I
                                         ----------------- ----------------- ---------------- ----------------
                                            Period from
                                            May 1, 2003
                                                to
                                         December 31, 2003            Year ended December 31, 2003
                                         ----------------- --------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........      $   --             2,722            18,992            1,850
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --             2,606             4,386            1,677
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................          55                --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................          --                --                --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..          34                --                --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --                --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --                --                --               --
                                              ------            ------            ------           ------
Net investment income (expense).........         (89)              116            14,606              173
                                              ------            ------            ------           ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............          14            (9,821)           17,870           (1,838)
 Unrealized appreciation (depreciation).       2,210            59,067            (4,148)          15,893
 Capital gain distributions.............          --                --             7,992            1,404
                                              ------            ------            ------           ------
Net realized and unrealized gain (loss)
 on investments.........................       2,224            49,246            21,714           15,459
                                              ------            ------            ------           ------
Increase (decrease) in net assets from
 operations.............................      $2,135            49,362            36,320           15,632
                                              ======            ======            ======           ======

                                                                                     Van Kampen Life
                                               Scudder Variable Series II           Investment Trust
                                         -------------------------------------  ------------------------
                                           Scudder     SVS Dreman   SVS Dreman
                                          Technology  High Return   Small Cap                  Emerging
                                            Growth       Equity       Value       Comstock      Growth
                                         Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                           Class B      Class B      Class B      Class II     Class II
                                            Shares       Shares       Shares       Shares       Shares
                                         ------------ ------------ ------------ ------------ ------------


                                                                                       Year ended
                                              Year ended December 31, 2003          December 31, 2003
                                         -------------------------------------  ------------------------
Investment income and expense:
 Income -- Ordinary dividends...........       --         1,992          --           205          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................       --            --          --            --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       55           206          35         1,047         196
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................       --            --          --           109          --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      195         1,815         195         1,094         276
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       64            --          --           373          28
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --            --          --            --          --
                                            -----        ------       -----        ------       -----
Net investment income (expense).........     (314)          (29)       (230)       (2,418)       (500)
                                            -----        ------       -----        ------       -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    5,699         4,111        (213)        6,161       1,392
 Unrealized appreciation (depreciation).    2,697        43,522       7,012        53,297       5,922
 Capital gain distributions.............       --            --          --            --          --
                                            -----        ------       -----        ------       -----
Net realized and unrealized gain (loss)
 on investments.........................    8,396        47,633       6,799        59,458       7,314
                                            -----        ------       -----        ------       -----
Increase (decrease) in net assets from
 operations.............................    8,082        47,604       6,569        57,040       6,814
                                            =====        ======       =====        ======       =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                                AIM Variable Insurance Funds
                                           ---------------------------------------------------------------------
                                             AIM V.I.
                                            Aggressive    AIM V.I.
                                              Growth    Basic Value           AIM V.I.          AIM V.I. Capital
                                             Fund --      Fund --            Blue Chip            Appreciation
                                             Series I    Series II            Fund --                Fund --
                                              Shares       Shares         Series I Shares        Series I Shares
                                           ------------ ------------ -------------------------  ----------------
                                                        Period from                Period from
                                                           May 1,                 September 13,    Year Ended
                                            Year Ended    2003 to     Year Ended     2002 to      December 31,
                                           December 31, December 31, December 31, December 31,  ----------------
                                               2003         2003         2003         2002        2003     2002
                                           ------------ ------------ ------------ ------------- -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $  (222)      (1,704)        (220)          (3)     (2,434)  (1,553)
 Net realized gain (loss) on investments..       909         (378)          11           --       2,353   (8,545)
 Unrealized appreciation (depreciation)
   on investments.........................     3,831       35,247        3,956          (50)     40,731  (21,332)
 Capital gain distributions...............        --           --           --           --          --       --
                                             -------      -------       ------        -----     -------  -------
    Increase (decrease) in net assets
     from operations......................     4,518       33,165        3,747          (53)     40,650  (31,430)
                                             -------      -------       ------        -----     -------  -------
From capital transactions:
 Net premiums.............................    42,675      307,796       45,023        1,508      91,457  112,343
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................        --           --           --           --          --       --
   Surrenders.............................       (41)      (1,172)          --           --      (4,411) (21,872)
   Cost of insurance and administrative
    expenses (note 4a)....................        --          (10)          --           --         (51)      (9)
   Transfers (to) from the Guarantee
    Account...............................      (303)      25,471        8,546           14      57,881   22,241
   Transfers (to) from other subaccounts..        --           37          303           --     (14,817)  (5,731)
                                             -------      -------       ------        -----     -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    42,331      332,122       53,872        1,522     130,059  106,972
                                             -------      -------       ------        -----     -------  -------
Increase (decrease) in net assets.........    46,849      365,287       57,619        1,469     170,709   75,542
                                             -------      -------       ------        -----     -------  -------
Net assets at beginning of year...........        --           --        1,469           --     116,885   41,343
                                             -------      -------       ------        -----     -------  -------
Net assets at end of year.................   $46,849      365,287       59,088        1,469     287,594  116,885
                                             =======      =======       ======        =====     =======  =======
Changes in units (note 5):
 Units purchased..........................     3,767       28,441        4,792          151      17,478   15,471
 Units redeemed...........................        (4)        (101)          --           --      (2,256)  (3,168)
                                             -------      -------       ------        -----     -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     3,763       28,340        4,792          151      15,222   12,303
                                             =======      =======       ======        =====     =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                           AIM Variable Insurance Funds (continued)         The Alger American Fund
                                           ---------------------------------------  --------------------------------------
                                                                                                               Alger
                                                                     AIM V.I.              Alger          American Small
                                                AIM V.I.          Premier Equity      American Growth     Capitalization
                                             Growth Fund --          Fund --           Portfolio --        Portfolio --
                                             Series I Shares     Series I Shares      Class O Shares      Class O Shares
                                           ------------------  -------------------  ------------------  ------------------
                                               Year Ended           Year Ended          Year Ended          Year Ended
                                              December 31,         December 31,        December 31,        December 31,
                                           ------------------  -------------------  ------------------  ------------------
                                              2003      2002      2003      2002      2003      2002      2003      2002
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (6,736)  (1,292)   (11,194)   (6,430) (10,429)   (13,234)   (9,111)  (10,186)
 Net realized gain (loss) on investments..    32,887   (2,578)   (16,440)  (15,788) (69,061)  (208,136) (154,811) (162,282)
 Unrealized appreciation (depreciation)
   on investments.........................   102,764  (25,382)   232,102  (216,658) 295,112   (191,164)  385,397   (63,624)
 Capital gain distributions...............        --       --         --        --       --         --        --        --
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
    Increase (decrease) in net assets
     from operations......................   128,915  (29,252)   204,468  (238,876) 215,622   (412,534)  221,475  (236,092)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
From capital transactions:
 Net premiums.............................   387,258   92,240    165,371   769,902   53,444      5,769     3,278    28,540
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --   (4,676)   (20,529)  (16,989) (21,189)        --        --        --
   Surrenders.............................    (6,053)  (1,490)  (103,133)   (9,250) (27,247)   (69,952)  (73,201)  (41,088)
   Cost of insurance and administrative
    expenses (note 4a)....................      (108)     (28)      (233)      (80)    (836)      (624)     (708)     (596)
   Transfers (to) from the Guarantee
    Account...............................     7,455   48,519     78,177   191,713  (22,225)   (39,402)   (4,957)  (25,065)
   Transfers (to) from other subaccounts..  (227,316)   4,535    (69,052)  (31,201)  (1,281)   (58,441)   24,073    (5,770)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   161,236  139,100     50,601   904,095  (19,334)  (162,650)  (51,515)  (43,979)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Increase (decrease) in net assets.........   290,151  109,848    255,069   665,219  196,288   (575,184)  169,960  (280,071)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Net assets at beginning of year...........   151,510   41,662    837,925   172,706  666,809  1,241,993   596,464   876,535
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Net assets at end of year................. $ 441,661  151,510  1,092,994   837,925  863,097    666,809   766,424   596,464
                                           =========  =======  =========  ========  =======  =========  ========  ========
Changes in units (note 5):
 Units purchased..........................    75,152   19,974     37,488   118,343   13,300        781     5,184     4,966
 Units redeemed...........................   (44,935)    (854)   (29,782)   (7,101) (15,966)   (22,599)  (14,848)  (12,664)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    30,217   19,120      7,706   111,242   (2,666)   (21,818)   (9,664)   (7,698)
                                           =========  =======  =========  ========  =======  =========  ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     AllianceBernstein Variable Products Series Fund, Inc.
                                           -------------------------------------------------------------------------
                                                 Growth and             Premier
                                                   Income                Growth             Quasar        Technology
                                                Portfolio --          Portfolio --       Portfolio --    Portfolio --
                                                  Class B               Class B             Class B        Class B
                                           ---------------------  -------------------  ----------------  ------------
                                                                                                         Period from
                                                                                                         May 1, 2003
                                                 Year Ended            Year Ended         Year Ended          to
                                                December 31,          December 31,       December 31,    December 31,
                                           ---------------------  -------------------  ----------------  ------------
                                              2003        2002       2003      2002      2003     2002       2003
                                           ----------  ---------  ---------  --------  -------  -------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (23,561)   (14,254)   (10,797)   (4,836)  (1,569)    (787)      (758)
 Net realized gain (loss) on investments..    (24,962)   (69,132)     9,507    (8,937)  (1,196)     480      2,121
 Unrealized appreciation (depreciation)
   on investments.........................    857,088   (389,776)   163,462  (103,284)  41,933  (25,717)     6,187
 Capital gain distributions...............         --     52,051         --        --       --       --         --
                                           ----------  ---------  ---------  --------  -------  -------    -------
    Increase (decrease) in net assets
     from operations......................    808,565   (421,111)   162,172  (117,057)  39,168  (26,024)     7,550
                                           ----------  ---------  ---------  --------  -------  -------    -------
From capital transactions:
 Net premiums.............................  1,222,199  1,711,960    662,559   203,915      290   72,852    118,358
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (157,095)   (44,032)  (268,517)   (6,927)      --       --         --
   Surrenders.............................   (165,310)   (72,635)   (27,125)  (11,728)      --       --     (1,860)
   Cost of insurance and administrative
    expenses (note 4a)....................       (853)      (211)      (206)      (88)     (22)      --         --
 Transfers (to) from the Guarantee
   Account................................    542,998    546,633    216,261   132,791    3,367   26,246     27,320
 Transfers (to) from other subaccounts....    286,576   (155,507)    28,397   (11,787)   7,794      913     39,498
                                           ----------  ---------  ---------  --------  -------  -------    -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  1,728,515  1,986,208    611,369   306,176   11,429  100,011    183,316
                                           ----------  ---------  ---------  --------  -------  -------    -------
Increase (decrease) in net assets.........  2,537,080  1,565,097    773,541   189,119   50,597   73,987    190,866
                                           ----------  ---------  ---------  --------  -------  -------    -------
Net assets at beginning of year...........  2,025,977    460,880    395,692   206,573   77,613    3,626         --
                                           ----------  ---------  ---------  --------  -------  -------    -------
Net assets at end of year................. $4,563,057  2,025,977  1,169,233   395,692  128,210   77,613    190,866
                                           ==========  =========  =========  ========  =======  =======    =======
Changes in units (note 5):
 Units purchased..........................    234,168    261,019    121,006    43,819    1,460   11,393     14,643
 Units redeemed...........................    (36,964)   (31,971)   (39,512)   (3,958)      (3)      --       (148)
                                           ----------  ---------  ---------  --------  -------  -------    -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    197,204    229,048     81,494    39,861    1,457   11,393     14,495
                                           ==========  =========  =========  ========  =======  =======    =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   American Century Variable Portfolios, Inc.
                            --------------------------------------------------------
                             VP Income &   VP International   VP Ultra     VP Value
                            Growth Fund --     Fund --        Fund --      Fund --
                               Class I         Class I        Class I      Class I
                            -------------- ---------------- ------------ ------------
                             Period from     Period from    Period from  Period from
                             May 1, 2003     May 1, 2003    May 1, 2003  May 1, 2003
                                  to              to             to           to
                             December 31,    December 31,   December 31, December 31,
                                 2003            2003           2003         2003
                            -------------- ---------------- ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    $   (517)          (116)           (68)      (1,882)
 Net realized gain
   (loss) on investments...         566             23              4        4,983
 Unrealized appreciation
   (depreciation) on
   investments.............      11,897          2,944          1,027      115,799
 Capital gain
   distributions...........          --             --             --           --
                               --------         ------         ------      -------
    Increase (decrease)
     in net assets from
     operations............      11,946          2,851            963      118,900
                               --------         ------         ------      -------
From capital
 transactions:
 Net premiums..............      93,562         21,798         12,480      667,056
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........          --             --             --           --
   Surrenders..............          --             --             --          (53)
   Cost of insurance and
    administrative
    expenses (note 4a).....          --             --             --           --
   Transfers (to) from
    the Guarantee Account..       1,211             --          5,034       22,225
   Transfers (to) from
    other subaccounts......          (6)          (253)            --           --
                               --------         ------         ------      -------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................      94,767         21,545         17,514      689,228
                               --------         ------         ------      -------
Increase (decrease) in
 net assets................     106,713         24,396         18,477      808,128
                               --------         ------         ------      -------
Net assets at beginning
 of year...................          --             --             --           --
                               --------         ------         ------      -------
Net assets at end of year..    $106,713         24,396         18,477      808,128
                               ========         ======         ======      =======
Changes in units (note
 5):
 Units purchased...........       8,524          2,071          1,564       64,091
 Units redeemed............          (1)           (24)            --           (5)
                               --------         ------         ------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................       8,523          2,047          1,564       64,086
                               ========         ======         ======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                 Dreyfus
                                           ------------------------------------------------------------------------------------
                                                                                                 Dreyfus            The
                                            Dreyfus Investment       Dreyfus Investment          Variable     Dreyfus Socially
                                           Portfolios -- MidCap    Portfolios -- Emerging       Investment    Responsible Growth
                                            Stock Portfolio --      Markets Portfolio --      Fund -- Money    Fund, Inc. --
                                              Initial Shares           Initial Shares        Market Portfolio  Initial Shares
                                           -------------------- ---------------------------  ---------------- -----------------
                                               Period from        Period from                  Period from
                                               May 1, 2003      January 1, 2003                May 1, 2003       Year ended
                                                    to                to         Year ended         to          December 31,
                                               December 31,      November 14,   December 31,   December 31,   -----------------
                                                   2003              2003           2002           2003         2003     2002
                                           -------------------- --------------- ------------ ---------------- -------   ------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $  (109)            (1,943)          201            (38)      (1,086)    (285)
 Net realized gain (loss) on investments..            25             14,823           (93)            --         (424)    (246)
 Unrealized appreciation (depreciation)
   on investments.........................         4,152              7,989        (8,203)            --       20,752   (8,552)
 Capital gain distributions...............            --                 --            --             --           --       --
                                                 -------           --------       -------         ------      -------   ------
    Increase (decrease) in net assets
     from operations......................         4,068             20,869        (8,095)           (38)      19,242   (9,083)
                                                 -------           --------       -------         ------      -------   ------
From capital transactions:
 Net premiums.............................        19,124             36,433        73,417          9,435       21,641    6,500
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................            --            (42,584)           --             --           --       --
   Surrenders.............................           (27)           (11,363)       (5,556)            --       (3,659)  (1,437)
   Cost of insurance and administrative
    expenses (note 4a)....................            --               (111)          (12)            --         (168)     (25)
   Transfers (to) from the Guarantee
    Account...............................         7,956             55,461        74,521             (1)      28,746   40,494
   Transfers (to) from other subaccounts..            --           (197,116)        1,726            722        2,886    1,910
                                                 -------           --------       -------         ------      -------   ------
   Increase (decrease) in net assets
    from capital transactions (note 5)....        27,053           (159,280)      144,096         10,156       49,446   47,442
                                                 -------           --------       -------         ------      -------   ------
Increase (decrease) in net assets.........        31,121           (138,411)      136,001         10,118       68,688   38,359
                                                 -------           --------       -------         ------      -------   ------
Net assets at beginning of year...........            --            138,411         2,410             --       47,404    9,045
                                                 -------           --------       -------         ------      -------   ------
Net assets at end of year.................       $31,121                 --       138,411         10,118      116,092   47,404
                                                 =======           ========       =======         ======      =======   ======
Changes in units (note 5):
 Units purchased..........................         2,463              3,747        15,219          1,024        7,787    7,010
 Units redeemed...........................            (2)           (18,626)         (584)            --         (561)    (210)
                                                 -------           --------       -------         ------      -------   ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................         2,461            (14,879)       14,635          1,024        7,226    6,800
                                                 =======           ========       =======         ======      =======   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     Eaton Vance Variable Trust                 Federated Insurance Series
                                           ----------------------------------------------  ------------------------------------
                                                                                               Federated
                                            VT Floating-                    VT Worldwide        American
                                             Rate Income      VT Income    Health Sciences Leaders Fund II -- Federated Capital
                                                Fund       Fund of Boston       Fund         Primary Shares     Income Fund II
                                           --------------- --------------- --------------- -----------------  -----------------
                                             Period from     Period from     Period from       Year ended         Year ended
                                             May 1, 2003     May 1, 2003     May 1, 2003      December 31,       December 31,
                                           to December 31, to December 31, to December 31, -----------------  -----------------
                                                2003            2003            2003         2003     2002      2003     2002
                                           --------------- --------------- --------------- -------  --------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $    1,214           (769)         (1,370)        957    (1,380)  19,797    19,253
 Net realized gain (loss) on investments..        1,900          4,415              41     (22,853)  (47,150) (11,364)  (57,464)
 Unrealized appreciation (depreciation)
   on investments.........................           86          6,599          10,821     157,361  (138,331)  62,493  (108,972)
 Capital gain distributions...............           --             --              --          --        --       --        --
                                             ----------        -------         -------     -------  --------  -------  --------
    Increase (decrease) in net assets
     from operations......................        3,200         10,245           9,492     135,465  (186,861)  70,926  (147,183)
                                             ----------        -------         -------     -------  --------  -------  --------
From capital transactions:
 Net premiums.............................      971,081        124,899         228,877         503     4,657      300     2,850
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................           --             --              --      (7,152)    1,675       --     1,614
   Surrenders.............................      (11,019)            --              (2)    (45,611) (107,474)  (1,602)  (51,055)
   Cost of insurance and administrative
    expenses (note 4a)....................           --             --              --        (544)     (547)    (391)     (364)
   Transfers (to) from the Guarantee
    Account...............................       43,004         18,297          37,373     (12,659)  (54,468)     106    21,648
   Transfers (to) from other subaccounts..      171,125            587              16       7,287    30,634    1,216    (8,113)
                                             ----------        -------         -------     -------  --------  -------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    1,174,191        143,783         266,264     (58,176) (125,523)    (371)  (33,420)
                                             ----------        -------         -------     -------  --------  -------  --------
Increase (decrease) in net assets.........    1,177,391        154,028         275,756      77,289  (312,384)  70,556  (180,603)
                                             ----------        -------         -------     -------  --------  -------  --------
Net assets at beginning of year...........           --             --              --     590,849   903,233  374,252   554,855
                                             ----------        -------         -------     -------  --------  -------  --------
Net assets at end of year.................   $1,177,391        154,028         275,756     668,138   590,849  444,808   374,252
                                             ==========        =======         =======     =======  ========  =======  ========
Changes in units (note 5):
 Units purchased..........................      117,614         13,856          20,729         981     4,271      227     4,871
 Units redeemed...........................       (1,093)            --              --      (8,293)  (18,757)    (275)  (11,568)
                                             ----------        -------         -------     -------  --------  -------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      116,521         13,856          20,729      (7,312)  (14,486)     (48)   (6,697)
                                             ==========        =======         =======     =======  ========  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                   Federated Insurance Series (continued)
                                           ---------------------------------------------------------------------
                                               Federated           Federated
                                                  High               High                   Federated
                                                 Income             Income                International
                                            Bond Fund II --     Bond Fund II --           Small Company
                                             Primary Shares     Service Shares               Fund II
                                           -----------------  ------------------  -----------------------------
                                               Year ended         Year ended         Period from
                                              December 31,       December 31,      January 1, 2003   Year ended
                                           -----------------  ------------------         to         December 31,
                                             2003      2002      2003      2002   November 14, 2003     2002
                                           --------  -------  ---------  -------  ----------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 26,403   29,021     40,719   18,260        (1,258)          (196)
 Net realized gain (loss) on investments..  (10,795) (25,818)     5,412   (5,857)       30,073            (27)
 Unrealized appreciation (depreciation)
   on investments.........................   65,371   (1,260)   104,652  (18,428)        2,729         (2,731)
 Capital gain distributions...............       --       --         --       --            --             --
                                           --------  -------  ---------  -------      --------         ------
    Increase (decrease) in net assets
     from operations......................   80,979    1,943    150,783   (6,025)       31,544         (2,954)
                                           --------  -------  ---------  -------      --------         ------
From capital transactions:
 Net premiums.............................      600    8,337    614,799  423,746       124,995         18,607
 Transfers (to) from the general
   account of GE Capital Life
   Assurance` Company of New York
   Death benefits.........................       --  (82,600)        --  (34,555)           --             --
   Surrenders.............................  (26,942)  (8,452)   (27,307)  (9,630)         (850)          (212)
   Cost of insurance and administrative
    expenses (note 4a)....................     (219)    (215)      (185)     (42)          (16)            (6)
   Transfers (to) from the Guarantee
    Account...............................    2,432   32,651    105,174  199,900         5,055          1,890
   Transfers (to) from other subaccounts..   50,546   82,324    (99,590)   5,662      (199,370)        21,084
                                           --------  -------  ---------  -------      --------         ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   26,417   32,045    592,891  585,081       (70,186)        41,363
                                           --------  -------  ---------  -------      --------         ------
Increase (decrease) in net assets.........  107,397   33,988    743,674  579,056       (38,642)        38,409
                                           --------  -------  ---------  -------      --------         ------
Net assets at beginning of year...........  345,733  311,745    601,033   21,977        38,642            233
                                           --------  -------  ---------  -------      --------         ------
Net assets at end of year................. $453,130  345,733  1,344,707  601,033            --         38,642
                                           ========  =======  =========  =======      ========         ======
Changes in units (note 5):
 Units purchased..........................    7,054   14,981     65,032   64,696         9,166          5,288
 Units redeemed...........................   (3,574) (11,097)   (11,488)  (4,549)      (14,456)           (28)
                                           --------  -------  ---------  -------      --------         ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    3,480    3,884     53,544   60,147        (5,290)         5,260
                                           ========  =======  =========  =======      ========         ======

                                           -----------------

                                               Federated
                                               Kaufmann
                                              Fund II --
                                            Service Shares
                                           -----------------
                                              Period from
                                              May 1, 2003
                                                  to
                                           December 31, 2003
                                           -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       (1,915)
 Net realized gain (loss) on investments..        3,567
 Unrealized appreciation (depreciation)
   on investments.........................       22,114
 Capital gain distributions...............           --
                                                -------
    Increase (decrease) in net assets
     from operations......................       23,766
                                                -------
From capital transactions:
 Net premiums.............................      269,522
 Transfers (to) from the general
   account of GE Capital Life
   Assurance` Company of New York
   Death benefits.........................           --
   Surrenders.............................      (63,768)
   Cost of insurance and administrative
    expenses (note 4a)....................          (15)
   Transfers (to) from the Guarantee
    Account...............................       36,571
   Transfers (to) from other subaccounts..      138,178
                                                -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      380,488
                                                -------
Increase (decrease) in net assets.........      404,254
                                                -------
Net assets at beginning of year...........           --
                                                -------
Net assets at end of year.................      404,254
                                                =======
Changes in units (note 5):
 Units purchased..........................       35,502
 Units redeemed...........................       (5,107)
                                                -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................       30,395
                                                =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    Fidelity Variable Insurance Products Fund (VIP)
                                           ------------------------------------------------------------------------------
                                                    VIP                  VIP             VIP                VIP
                                               Equity-Income        Equity-Income   Equity-Income          Growth
                                                Portfolio --        Portfolio --    Portfolio --        Portfolio --
                                               Initial Class       Service Class 2 Service Class 2     Initial Class
                                           ---------------------   --------------- --------------- ---------------------
                                                                                                         Year ended
                                           Year ended December 31,   Year ended      Year ended         December 31,
                                           ---------------------    December 31,    December 31,   ---------------------
                                              2003         2002         2003            2002          2003       2002
                                           ----------   ---------  --------------- --------------- ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $    7,653       6,295       (12,614)         (6,994)     (16,299)    (21,347)
 Net realized gain (loss) on investments..    (87,749)   (106,467)       52,973         (15,489)    (180,547)   (298,979)
 Unrealized appreciation (depreciation)
   on investments.........................    564,793    (380,508)      571,529        (137,470)     588,011    (385,754)
 Capital gain distributions...............         --      48,116            --           4,679           --          --
                                           ----------   ---------     ---------       ---------    ---------  ----------
    Increase (decrease) in net assets
     from operations......................    484,697    (432,564)      611,888        (155,274)     391,165    (706,080)
                                           ----------   ---------     ---------       ---------    ---------  ----------
From capital transactions:
 Net premiums.............................     66,680      28,095     1,949,030         673,210       19,394      13,935
Transfers (to) from the general account
 of GE Capital Life Assurance Company
 of New York
   Death benefits.........................    (63,432)    (20,024)      (25,760)        (41,529)     (12,629)    (17,612)
   Surrenders.............................   (116,970)    (85,053)     (116,149)        (16,254)     (79,235)   (115,072)
   Cost of insurance and administrative
    expenses (note 4a)....................     (1,241)     (1,121)         (367)            (70)      (1,894)     (1,702)
   Transfers (to) from the Guarantee
    Account...............................    (18,881)     46,981       112,403         363,389      (65,072)    (14,750)
   Transfers (to) from other subaccounts..     72,644      66,402      (261,379)         64,752       13,080    (163,760)
                                           ----------   ---------     ---------       ---------    ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (61,200)     35,280     1,657,778       1,043,498     (126,356)   (298,961)
                                           ----------   ---------     ---------       ---------    ---------  ----------
Increase (decrease) in net assets.........    423,497    (397,284)    2,269,666         888,224      264,809  (1,005,041)
Net assets at beginning of year...........  1,786,875   2,184,159     1,058,845         170,621    1,367,771   2,372,812
                                           ----------   ---------     ---------       ---------    ---------  ----------
Net assets at end of year................. $2,210,372   1,786,875     3,328,511       1,058,845    1,632,580   1,367,771
                                           ==========   =========     =========       =========    =========  ==========
Changes in units (note 5):
 Units purchased..........................     17,799      16,355       249,839         126,218        4,197       1,678
 Units redeemed...........................    (25,538)    (16,590)      (49,531)         (6,508)     (20,497)    (37,702)
                                           ----------   ---------     ---------       ---------    ---------  ----------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002................................... $   (7,739)       (235)      200,308         119,710      (16,300)    (36,024)
                                           ==========   =========     =========       =========    =========  ==========

                                           -------------------
                                                   VIP
                                                  Growth
                                               Portfolio --
                                             Service Class 2
                                           -------------------
                                                Year ended
                                               December 31,
                                           -------------------
                                              2003      2002
                                           ---------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (9,906)   (4,248)
 Net realized gain (loss) on investments..    (3,396)   (3,395)
 Unrealized appreciation (depreciation)
   on investments.........................   201,755   (98,003)
 Capital gain distributions...............        --        --
                                           ---------  --------
    Increase (decrease) in net assets
     from operations......................   188,453  (105,646)
                                           ---------  --------
From capital transactions:
 Net premiums.............................   352,821   330,999
Transfers (to) from the general account
 of GE Capital Life Assurance Company
 of New York
   Death benefits.........................    (4,458)   (2,211)
   Surrenders.............................   (20,018)   (4,184)
   Cost of insurance and administrative
    expenses (note 4a)....................      (208)      (31)
   Transfers (to) from the Guarantee
    Account...............................   191,090   145,469
   Transfers (to) from other subaccounts..     4,106    (3,985)
                                           ---------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   523,333   466,057
                                           ---------  --------
Increase (decrease) in net assets.........   711,786   360,411
Net assets at beginning of year...........   421,367    60,956
                                           ---------  --------
Net assets at end of year................. 1,133,153   421,367
                                           =========  ========
Changes in units (note 5):
 Units purchased..........................    71,388    60,913
 Units redeemed...........................    (3,213)   (1,331)
                                           ---------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    68,175    59,582
                                           =========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                            Fidelity Variable
                                                Insurance
                                              Products Fund
                                            (VIP) (continued)     Fidelity Variable Insurance Products Fund II (VIP II)
                                           ------------------  ----------------------------------------------------------
                                                   VIP              VIP II              VIP II               VIP II
                                                Overseas       Asset Manager/SM/     Contrafund(R)        Contrafund(R)
                                              Portfolio --       Portfolio --        Portfolio --         Portfolio --
                                              Initial Class      Initial Class       Initial Class       Service Class 2
                                           ------------------  ----------------  --------------------  ------------------
                                               Year ended         Year ended          Year ended           Year ended
                                              December 31,       December 31,        December 31,         December 31,
                                           ------------------  ----------------  --------------------  ------------------
                                             2003      2002      2003     2002      2003       2002       2003      2002
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (3,359)   (3,722)   7,951    9,209    (23,099)   (15,647)   (18,743)  (6,232)
 Net realized gain (loss) on investments..  (55,395)  (46,512)  (9,959) (19,375)  (137,023)  (140,644)    23,055   (6,787)
 Unrealized appreciation (depreciation)
   on investments.........................  270,688   (88,093)  52,209  (32,931)   768,928   (159,657)   356,544  (67,174)
 Capital gain distributions...............       --        --       --       --         --         --         --       --
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
    Increase (decrease) in net assets
     from operations......................  211,934  (138,327)  50,201  (43,097)   608,806   (315,948)   360,856  (80,193)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
From capital transactions:
 Net premiums.............................    8,859        --       --    1,993      8,360     28,048  1,074,047  754,666
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................       --        --  (31,399)   1,676    (64,245)   (18,191)   (13,108)      --
   Surrenders.............................  (28,836)  (19,527)  (5,920) (65,990)  (260,500)  (146,402)   (79,797)  (3,230)
   Cost of insurance and administrative
    expenses (note 4a)....................     (384)     (385)    (280)    (208)    (2,428)    (2,402)      (263)     (18)
   Transfers (to) from the Guarantee
    Account...............................   (7,915)  (29,059) (32,630)  51,045    (48,806)   (65,890)   300,467  154,959
   Transfers (to) from other subaccounts..   40,137    71,824    1,449   (4,447)       (90)   (51,425)    41,649  (36,511)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   11,861    22,853  (68,780) (15,931)  (367,709)  (256,262) 1,322,995  869,866
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Increase (decrease) in net assets.........  223,795  (115,475) (18,579) (59,028)   241,097   (572,210) 1,683,851  789,673
Net assets at beginning of year...........  520,109   635,584  334,697  393,725  2,514,807  3,087,017    826,067   36,394
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Net assets at end of year................. $743,904   520,109  316,118  334,697  2,755,904  2,514,807  2,509,918  826,067
                                           ========  ========  =======  =======  =========  =========  =========  =======
Changes in units (note 5):
 Units purchased..........................    3,885    10,089      145    7,346        811      2,830    143,990   95,794
 Units redeemed...........................   (2,956)   (6,892)  (7,005)  (9,487)   (36,680)   (28,756)    (9,493)  (4,176)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      929     3,197   (6,860)  (2,141)   (35,869)   (25,926)   134,497   91,618
                                           ========  ========  =======  =======  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                Fidelity Variable Insurance Products Fund III (VIP III)
                                           ----------------------------------------------------------------------------
                                               VIP III            VIP III              VIP III            VIP III
                                           Dynamic Capital       Growth &             Growth &             Growth
                                            Appreciation          Income               Income          Opportunities
                                            Portfolio --       Portfolio --         Portfolio --        Portfolio --
                                           Service Class 2     Initial Class       Service Class 2     Initial Class
                                           --------------- --------------------  ------------------  -----------------
                                             Period from
                                             May 1, 2003
                                                 to             Year ended           Year ended          Year ended
                                            December 31,       December 31,         December 31,        December 31,
                                           --------------- --------------------  ------------------  -----------------
                                                2003          2003       2002       2003      2002     2003     2002
                                           --------------- ---------  ---------  ---------  -------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $--          (2,426)       189     (5,106)  (3,821)  (3,859)   (2,253)
 Net realized gain (loss) on investments..        --         (17,251)   (80,811)       (96)  (2,890) (32,533)  (60,216)
 Unrealized appreciation (depreciation)
   on investments.........................        --         227,799   (166,660)   139,749  (57,098) 190,796  (118,509)
 Capital gain distributions...............        --              --         --         --       --       --        --
                                                 ---       ---------  ---------  ---------  -------  -------  --------
    Increase (decrease) in net assets
     from operations......................        --         208,122   (247,282)   134,547  (63,809) 154,404  (180,978)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
From capital transactions:
 Net premiums.............................        --           1,889     42,960    490,767  422,725    9,489    14,773
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --         (20,380)   (13,860)    (8,399)  (2,918) (20,185)       --
   Surrenders.............................        --         (30,129)   (98,391)   (23,358)  (3,181) (15,714)  (24,838)
   Cost of insurance and administrative
    expenses (note 4a)....................        --          (1,288)    (1,151)      (220)     (31)    (644)     (628)
   Transfers (to) from the Guarantee
    Account...............................        --         (16,058)   (16,314)    92,428   64,855  (12,897)    5,603
   Transfers (to) from other subaccounts..        --          54,831      9,802     60,191   18,633   22,816   (79,943)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...        --         (11,135)   (76,954)   611,409  500,083  (17,135)  (85,033)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Increase (decrease) in net assets.........        --         196,987   (324,236)   745,956  436,274  137,269  (266,011)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Net assets at beginning of year...........        --         972,628  1,296,864    477,679   41,405  568,215   834,226
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Net assets at end of year.................       $--       1,169,615    972,628  1,223,635  477,679  705,484   568,215
                                                 ===       =========  =========  =========  =======  =======  ========
Changes in units (note 5):
 Units purchased..........................        --           9,464      7,904     70,795   56,429    5,630     2,914
 Units redeemed...........................        --         (11,293)   (19,265)    (3,523)    (711)  (8,631)  (15,280)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................        --          (1,829)   (11,361)    67,272   55,718   (3,001)  (12,366)
                                                 ===       =========  =========  =========  =======  =======  ========

                                           ---------------------

                                                  VIP III
                                                  Mid Cap
                                               Portfolio --
                                              Service Class 2
                                           --------------------


                                                Year ended
                                               December 31,
                                           --------------------
                                              2003       2002
                                           ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (24,347)   (10,787)
 Net realized gain (loss) on investments..    28,974     (5,460)
 Unrealized appreciation (depreciation)
   on investments.........................   600,148    (91,127)
 Capital gain distributions...............        --         --
                                           ---------  ---------
    Increase (decrease) in net assets
     from operations......................   604,775   (107,374)
                                           ---------  ---------
From capital transactions:
 Net premiums.............................   779,733  1,051,006
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (17,777)   (17,221)
   Surrenders.............................  (136,026)   (16,344)
   Cost of insurance and administrative
    expenses (note 4a)....................      (260)       (83)
   Transfers (to) from the Guarantee
    Account...............................   210,191    241,102
   Transfers (to) from other subaccounts..   158,232     80,654
                                           ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   994,093  1,339,114
                                           ---------  ---------
Increase (decrease) in net assets......... 1,598,868  1,231,740
                                           ---------  ---------
Net assets at beginning of year........... 1,346,101    114,361
                                           ---------  ---------
Net assets at end of year................. 2,944,969  1,346,101
                                           =========  =========
Changes in units (note 5):
 Units purchased..........................   106,053    143,981
 Units redeemed...........................   (14,263)    (3,536)
                                           ---------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    91,790    140,445
                                           =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                              Franklin Templeton Variable Insurance Products Trust
                            ---------------------------------------------------------------------------------------
                               Franklin Large Cap       Mutual Shares    Templeton Foreign      Templeton Global
                            Growth Securities Fund -- Securities Fund -- Securities Fund -- Asset Allocation Fund --
                                 Class 2 Shares         Class 2 Shares     Class 2 Shares        Class 2 Shares
                            ------------------------- ------------------ ------------------ ------------------------
                                   Period from           Period from        Period from           Period from
                                 May 1, 2003 to         May 1, 2003 to      May 1, 2003          May 1, 2003 to
                                  December 31,           December 31,     to December 31,         December 31,
                                      2003                   2003               2003                  2003
                            ------------------------- ------------------ ------------------ ------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............          $  (269)                 (344)            (1,149)                  (37)
 Net realized gain
   (loss) on investments...              101                    35             (1,182)                   37
 Unrealized appreciation
   (depreciation) on
   investments.............            6,831                10,218             44,373                (5,284)
 Capital gain
   distributions...........               --                    --                 --                    --
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets from
     operations............            6,663                 9,909             42,042                (5,284)
                                     -------               -------            -------                ------
From capital
 transactions:
 Net premiums..............           43,528               102,061            500,883                25,383
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company
   of New York
   Death benefits..........               --                    --                 --                    --
   Surrenders..............               --                    --               (933)                   --
   Cost of insurance and
    administrative
    expenses (note 4a).....               --                    --                 --                    --
   Transfers (to) from
    the Guarantee Account..           37,493                28,150             11,465                11,198
   Transfers (to) from
    other subaccounts......             (208)                   --               (206)                 (242)
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................           80,813               130,211            511,209                36,339
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets.........           87,476               140,120            553,251                31,055
                                     -------               -------            -------                ------
Net assets at beginning
 of year...................               --                    --                 --                    --
                                     -------               -------            -------                ------
Net assets at end of year..          $87,476               140,120            553,251                31,055
                                     =======               =======            =======                ======
Changes in units (note
 5):
 Units purchased...........            7,128                11,623             44,536                 2,392
 Units redeemed............              (18)                   --                (99)                  (22)
                                     -------               -------            -------                ------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................            7,110                11,623             44,437                 2,370
                                     =======               =======            =======                ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                             GE Investments Funds, Inc.
                            -----------------------------------------------------------
                                  Global                                International
                                  Income               Income               Equity
                                   Fund                 Fund                 Fund
                            ------------------  --------------------  -----------------
                                Year ended           Year ended           Year ended
                               December 31,         December 31,         December 31,
                            ------------------  --------------------  -----------------
                               2003      2002      2003       2002      2003     2002
                            ---------  -------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   2,550   (1,648)   107,225     29,248   (1,180)   (1,027)
 Net realized gain
   (loss) on investments...    32,047    3,856     26,583     19,853    6,584  (127,659)
 Unrealized appreciation
   (depreciation) on
   investments.............    (8,457)  34,626   (114,273)    54,601   62,650    73,776
 Capital gain
   distributions...........        --       --     18,890     21,672       --        --
                            ---------  -------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     operations............    26,140   36,834     38,425    125,374   68,054   (54,910)
                            ---------  -------  ---------  ---------  -------  --------
From capital
 transactions:
 Net premiums..............        --       --    791,080     76,780      500     1,100
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........        --       --         --    (53,722)      --        --
   Surrenders..............    (1,456)  (2,542)  (145,195)   (92,912) (46,698)  (12,351)
   Cost of insurance and
    administrative
    expenses (note 4a).....      (165)     (92)    (1,100)      (573)    (176)     (131)
   Transfers (to) from
    the Guarantee Account..     3,430  (17,206)   225,284    (69,209)   1,719    (7,830)
   Transfers (to) from
    other subaccounts......  (104,856) 102,945    (28,098)   574,548   (4,854)    9,746
                            ---------  -------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (103,047)  83,105    841,971    434,912  (49,509)   (9,466)
                            ---------  -------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets................   (76,908) 119,939    880,396    560,286   18,545   (64,376)
                            ---------  -------  ---------  ---------  -------  --------
Net assets at beginning
 of year...................   289,069  169,130  1,810,819  1,250,533  206,500   270,876
                            ---------  -------  ---------  ---------  -------  --------
Net assets at end of year.. $ 212,161  289,069  2,691,215  1,810,819  225,045   206,500
                            =========  =======  =========  =========  =======  ========
Changes in units (note
 5):
 Units purchased...........       300   10,934    103,226     53,969      362     1,500
 Units redeemed............    (9,281)  (2,127)   (17,711)   (16,878)  (7,030)     (971)
                            ---------  -------  ---------  ---------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................    (8,981)   8,807     85,515     37,091   (6,668)      529
                            =========  =======  =========  =========  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                          GE Investments Funds, Inc. (continued)
                                           --------------------------------------------------------------------
                                                  Mid-Cap                  Money                  Premier
                                                Value Equity               Market              Growth Equity
                                                    Fund                    Fund                   Fund
                                           ---------------------  -----------------------  --------------------
                                                 Year ended              Year ended             Year ended
                                                December 31,            December 31,           December 31,
                                           ---------------------  -----------------------  --------------------
                                              2003        2002       2003         2002        2003       2002
                                           ----------  ---------  ----------  -----------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $    1,629     (7,109)    (37,622)         864    (26,648)   (28,216)
 Net realized gain (loss) on investments..    (20,454)   (45,879)         --           --    (67,950)   (39,114)
 Unrealized appreciation (depreciation)
   on investments.........................    838,544   (366,604)         --           --    612,558   (469,962)
 Capital gain distributions...............         --     13,133          --           33         --         10
                                           ----------  ---------  ----------  -----------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................    819,719   (406,459)    (37,622)         897    517,960   (537,282)
                                           ----------  ---------  ----------  -----------  ---------  ---------
From capital transactions:
 Net premiums.............................    832,300  1,330,733   2,885,114    5,318,428    338,427    589,933
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (129,281)   (49,720)   (289,930)          --    (32,311)        --
   Surrenders.............................   (107,363)   (76,705)   (454,527)    (579,326)  (133,336)  (106,477)
   Cost of insurance and administrative
    expenses (note 4a)....................     (1,563)      (932)     (2,756)      (1,848)    (2,100)    (1,460)
   Transfers (to) from the Guarantee
    Account...............................    130,142    339,189  (1,861,654)    (414,260)    52,132     (8,254)
   Transfers (to) from other subaccounts..     71,398    233,957  (2,308,292)  (4,084,587)   (18,987)    74,446
                                           ----------  ---------  ----------  -----------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    795,633  1,776,522  (2,032,045)     238,407    203,825    548,188
                                           ----------  ---------  ----------  -----------  ---------  ---------
Increase (decrease) in net assets.........  1,615,352  1,370,063  (2,069,667)     239,304    721,785     10,906
                                           ----------  ---------  ----------  -----------  ---------  ---------
Net assets at beginning of year...........  2,316,721    946,658   6,587,666    6,348,362  1,940,080  1,929,174
                                           ----------  ---------  ----------  -----------  ---------  ---------
Net assets at end of year................. $3,932,073  2,316,721   4,517,999    6,587,666  2,661,865  1,940,080
                                           ==========  =========  ==========  ===========  =========  =========
Changes in units (note 5):
 Units purchased..........................    106,352    197,941     442,915   30,337,093     34,938     73,216
 Units redeemed...........................    (24,424)   (13,284)   (744,412) (28,974,657)   (16,763)   (12,763)
                                           ----------  ---------  ----------  -----------  ---------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     81,928    184,657    (301,497)   1,362,436     18,175     60,453
                                           ==========  =========  ==========  ===========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                            -----------------------------------------------------------------
                                Real Estate            S&P 500(R)              Small-Cap
                                 Securities               Index              Value Equity
                                    Fund                  Fund                   Fund
                            -------------------  ----------------------  --------------------
                                 Year ended            Year ended             Year ended
                                December 31,          December 31,           December 31,
                            -------------------  ----------------------  --------------------
                               2003       2002      2003        2002        2003       2002
                            ----------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   23,208    7,114      15,410      21,637    (37,474)   (10,929)
 Net realized gain
   (loss) on investments...       (329)   1,959    (331,757)   (566,336)   (13,400)    (9,165)
 Unrealized appreciation
   (depreciation) on
   investments.............     87,572  (41,065)  3,760,847  (2,206,745)   683,924   (215,625)
 Capital gain
   distributions...........     45,303   14,127          --      20,854         --      9,684
                            ----------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations............    155,754  (17,865)  3,444,500  (2,730,590)   633,050   (226,035)
                            ----------  -------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums..............    324,567       --   3,966,922   5,939,912  1,119,841  1,807,441
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........         --       --     (78,957)   (136,034)   (88,425)        --
   Surrenders..............    (20,410) (45,959)   (773,100)   (685,041)  (103,524)   (28,297)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (292)    (204)     (8,064)     (6,231)      (297)       (17)
   Transfers (to) from
    the Guarantee Account..     56,226   (4,906)    959,994     294,060    181,231    219,330
   Transfers (to) from
    other subaccounts......    299,643  102,060      65,643     (35,188)    90,499    135,591
                            ----------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    659,734   50,991   4,132,438   5,371,478  1,199,325  2,134,048
                            ----------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................    815,488   33,126   7,576,937   2,640,888  1,832,375  1,908,013
                            ----------  -------  ----------  ----------  ---------  ---------
Net assets at beginning
 of year...................    266,698  233,572  11,420,981   8,780,093  2,023,269    115,256
                            ----------  -------  ----------  ----------  ---------  ---------
Net assets at end of year.. $1,082,186  266,698  18,997,918  11,420,981  3,855,644  2,023,269
                            ==========  =======  ==========  ==========  =========  =========
Changes in units (note
 5):
 Units purchased...........     54,911    6,360     591,659     773,600    144,899    219,079
 Units redeemed............     (1,671)  (3,186)   (100,473)   (106,007)   (20,057)    (2,869)
                            ----------  -------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................     53,240    3,174     491,186     667,593    124,842    216,210
                            ==========  =======  ==========  ==========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        GE Investments Funds, Inc. (continued)
                            --------------------------------------------------------------
                                    Total                 U.S.                 Value
                                   Return                Equity               Equity
                                    Fund                  Fund                 Fund
                            --------------------  --------------------  ------------------
                                 Year ended            Year ended           Year ended
                                December 31,          December 31,         December 31,
                            --------------------  --------------------  ------------------
                               2003       2002       2003       2002       2003      2002
                            ----------  --------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $    2,823     6,358    (15,719)   (18,027)     1,817      272
 Net realized gain
   (loss) on investments...    (22,824)  (26,211)  (105,143)   (95,094)    (9,155)  (1,884)
 Unrealized appreciation
   (depreciation) on
   investments.............    195,043   (96,162)   739,458   (671,370)   191,033  (60,684)
 Capital gain
   distributions...........         --     8,226         --         --         --       --
                            ----------  --------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     operations............    175,042  (107,789)   618,596   (784,491)   183,695  (62,296)
                            ----------  --------  ---------  ---------  ---------  -------
From capital
 transactions:
 Net premiums..............    477,852     2,812    195,002    800,888    303,507  438,603
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York................         --        --         --         --         --       --
   Death benefits..........    (39,613)  (13,116)   (25,432)   (72,559)        --   (2,902)
   Surrenders..............   (133,898)  (34,727)  (188,918)  (234,857)   (22,378) (10,577)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (939)     (884)    (3,209)    (2,163)      (169)     (36)
   Transfers (to) from
    the Guarantee Account..     94,962    (6,750)    17,644     66,341    122,233  233,323
   Transfers (to) from
    other subaccounts......    166,428   (31,704)   (52,581)   (21,899)    65,029    3,445
                            ----------  --------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    564,792   (84,369)   (57,494)   535,751    468,222  661,856
                            ----------  --------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets................    739,834  (192,158)   561,102   (248,740)   651,916  599,560
                            ----------  --------  ---------  ---------  ---------  -------
Net assets at beginning
 of year...................    798,492   990,650  2,994,162  3,242,902    622,790   23,230
                            ----------  --------  ---------  ---------  ---------  -------
Net assets at end of year.. $1,538,326   798,492  3,555,264  2,994,162  1,274,706  622,790
                            ==========  ========  =========  =========  =========  =======
Changes in units (note
 5):
 Units purchased...........     68,508       286     21,497     98,665     56,456   80,646
 Units redeemed............    (16,185)   (8,754)   (27,247)   (37,747)    (2,597)  (1,609)
                            ----------  --------  ---------  ---------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................     52,323    (8,468)    (5,750)    60,918     53,859   79,037
                            ==========  ========  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    Greenwich Street
                            Goldman Sachs Variable Insurance Trust     Series Fund
                            --------------------------------------  -----------------
                                                                    Salomon Brothers
                              Goldman Sachs       Goldman Sachs     Variable Emerging
                               Growth and            Mid Cap         Growth Fund --
                               Income Fund         Value Fund           Class II
                            ----------------  --------------------  -----------------
                                                                       Period from
                               Year ended          Year ended          May 1, 2003
                              December 31,        December 31,             to
                            ----------------  --------------------    December 31,
                              2003     2002      2003       2002          2003
                            -------  -------  ---------  ---------  -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............     158       (9)    (7,219)    (7,669)         (56)
 Net realized gain
   (loss) on investments...  (4,536) (17,273)    25,156     31,964          388
 Unrealized appreciation
   (depreciation) on
   investments.............  87,655  (34,298)   320,219   (154,617)       1,526
 Capital gain
   distributions...........      --       --     17,491      4,423           --
                            -------  -------  ---------  ---------       ------
    Increase (decrease)
     in net assets from
     operations............  83,277  (51,580)   355,647   (125,899)       1,858
                            -------  -------  ---------  ---------       ------
From capital
 transactions:
 Net premiums..............      --       --      6,977    137,653           --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........      --       --     (8,858)    (1,313)          --
   Surrenders.............. (10,486) (35,159)   (72,088)  (118,700)      (2,202)
   Cost of insurance and
    administrative
    expenses (note 4a).....    (238)    (276)      (732)      (656)          --
   Transfers (to) from
    the Guarantee Account..   6,017   (2,289)   (74,968)   (95,638)       4,648
   Transfers (to) from
    other subaccounts......  58,418   (3,123)    90,893    124,660       27,453
                            -------  -------  ---------  ---------       ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  53,711  (40,847)   (58,776)    46,006       29,899
                            -------  -------  ---------  ---------       ------
Increase (decrease) in
 net assets................ 136,988  (92,427)   296,871    (79,893)      31,757
Net assets at beginning
 of year................... 316,065  408,492  1,407,670  1,487,563           --
                            -------  -------  ---------  ---------       ------
Net assets at end of year.. 453,053  316,065  1,704,541  1,407,670       31,757
                            =======  =======  =========  =========       ======
Changes in units (note
 5):
 Units purchased...........   8,781       --      8,072      2,188        2,716
 Units redeemed............  (1,462)  (5,624)   (12,902)    (1,404)        (187)
                            -------  -------  ---------  ---------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   7,319   (5,624)    (4,830)       784        2,529
                            =======  =======  =========  =========       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                   Janus Aspen Series
                                           ------------------------------------------------------------------
                                                                                         Capital Appreciation
                                           Balanced Portfolio --  Balanced Portfolio --      Portfolio --
                                            Institutional Shares     Service Shares      Institutional Shares
                                           ---------------------  --------------------  ---------------------
                                                 Year ended            Year ended             Year ended
                                                December 31,          December 31,           December 31,
                                           ---------------------  --------------------  ---------------------
                                              2003        2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   39,659     55,782     12,598     21,436    (30,258)    (33,316)
 Net realized gain (loss) on investments..   (132,519)  (163,055)     7,431    (11,412)  (277,228)   (477,542)
 Unrealized appreciation (depreciation)
   on investments.........................    681,555   (357,278)   448,895   (130,260)   873,675    (221,244)
 Capital gain distributions...............         --         --         --         --         --          --
                                           ----------  ---------  ---------  ---------  ---------  ----------
    Increase (decrease) in net assets
     from operations......................    588,695   (464,551)   468,924   (120,236)   566,189    (732,102)
                                           ----------  ---------  ---------  ---------  ---------  ----------
From capital transactions:
 Net premiums.............................     58,655    206,763    772,330  1,203,051      4,604      17,682
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (45,777)    (2,564)  (136,913)   (52,616)   (24,603)     (1,783)
   Surrenders.............................   (256,257)  (231,282)  (160,897)   (39,939)  (157,888)   (258,258)
   Cost of insurance and administrative
    expenses (note 4a)....................     (3,547)    (3,374)    (1,159)      (307)    (3,010)     (3,084)
   Transfers (to) from the Guarantee
    Account...............................   (136,107)  (179,631)   368,732    603,227    (21,566)   (129,636)
   Transfers (to) from other subaccounts..   (166,647)   (98,899)   375,703  1,138,502    (87,145)   (350,368)
                                           ----------  ---------  ---------  ---------  ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (549,680)  (308,987) 1,217,796  2,851,918   (289,608)   (725,447)
                                           ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets.........     39,015   (773,538) 1,686,720  2,731,682    276,581  (1,457,549)
                                           ----------  ---------  ---------  ---------  ---------  ----------
Net assets at beginning of year...........  5,098,279  5,871,817  3,081,802    350,120  3,195,982   4,653,531
                                           ----------  ---------  ---------  ---------  ---------  ----------
Net assets at end of year................. $5,137,294  5,098,279  4,768,522  3,081,802  3,472,563   3,195,982
                                           ==========  =========  =========  =========  =========  ==========
Changes in units (note 5):
 Units purchased..........................      4,820     20,125    162,323    315,754        449       1,677
 Units redeemed...........................    (49,977)   (47,445)   (32,029)    (9,860)   (28,650)    (70,261)
                                           ----------  ---------  ---------  ---------  ---------  ----------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (45,157)   (27,320)   130,294    305,894    (28,201)    (68,584)
                                           ==========  =========  =========  =========  =========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Janus Aspen Series (continued)
                                           ----------------------------------------------------------
                                                                                        Global Life
                                           Capital Appreciation  Flexible Income         Sciences
                                              Portfolio --        Portfolio --         Portfolio --
                                             Service Shares     Institutional Shares  Service Shares
                                           -------------------  -------------------  ----------------
                                               Year ended          Year ended           Year ended
                                              December 31,        December 31,         December 31,
                                           -------------------  -------------------  ----------------
                                             2003       2002      2003       2002      2003     2002
                                           --------   -------    -------   -------   -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (2,662)   (1,792)   13,535     11,464    (2,179)    (940)
 Net realized gain (loss) on investments..    4,195    (5,530)    4,254        956    (2,774)  (1,233)
 Unrealized appreciation (depreciation)
   on investments.........................   36,677   (22,012)      660     14,823    35,299  (18,987)
 Capital gain distributions...............       --        --        --         --        --       --
                                           --------   -------    -------   -------   -------  -------
    Increase (decrease) in net assets
     from operations......................   38,210   (29,334)   18,449     27,243    30,346  (21,160)
                                           --------   -------    -------   -------   -------  -------
From capital transactions:
 Net premiums.............................   40,172   143,325        --         --    24,394   81,802
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................  (11,209)  (13,646)       --         --    (4,834)  (8,897)
   Surrenders.............................  (10,353)     (220)  (90,597)    (5,521)   (8,381)    (556)
   Cost of insurance and administrative
    expenses (note 4a)....................      (47)      (50)     (198)      (120)      (32)      (4)
   Transfers (to) from the Guarantee
    Account...............................   14,794    22,841    (2,156)    11,252    20,988   33,680
   Transfers (to) from other subaccounts..   (3,516)   (4,477)   68,839    172,199    13,168     (505)
                                           --------   -------    -------   -------   -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   29,841   147,773   (24,112)   177,810    45,303  105,520
                                           --------   -------    -------   -------   -------  -------
Increase (decrease) in net assets.........   68,051   118,439    (5,663)   205,053    75,649   84,360
Net assets at beginning of year...........  167,347    48,908   426,292    221,239    95,943   11,583
                                           --------   -------    -------   -------   -------  -------
Net assets at end of year................. $235,398   167,347   420,629    426,292   171,592   95,943
                                           ========   =======    =======   =======   =======  =======
Changes in units (note 5):
 Units purchased..........................    7,410    19,321     5,853     15,407     7,611   13,378
 Units redeemed...........................   (3,404)   (2,142)   (7,894)      (474)   (1,723)  (1,152)
                                           --------   -------    -------   -------   -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    4,006    17,178    (2,041)    14,933     5,888   12,226
                                           ========   =======    =======   =======   =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Janus Aspen Series (continued)
                                           -------------------------------------------------------------
                                           Global Technology
                                              Portfolio --     Growth Portfolio --   Growth Portfolio  --
                                             Service Shares    Institutional Shares   Service Shares
                                           -----------------  ---------------------  -------------------
                                               Year ended           Year ended          Year ended
                                              December 31,         December 31,        December 31,
                                           -----------------  ---------------------  -------------------
                                             2003      2002      2003       2002       2003       2002
                                           --------  -------  ---------  ----------   -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (1,273)    (517)   (26,699)    (35,956)  (4,444)    (2,088)
 Net realized gain (loss) on investments..   12,956     (497)  (341,311)   (444,902)    (425)      (727)
 Unrealized appreciation (depreciation)
   on investments.........................   20,265  (12,638)   903,809    (347,869)  84,446    (40,480)
 Capital gain distributions...............       --       --         --          --       --         --
                                           --------  -------  ---------  ----------   -------   -------
    Increase (decrease) in net assets
     from operations......................   31,948  (13,652)   535,799    (828,727)  79,577    (43,295)
                                           --------  -------  ---------  ----------   -------   -------
From capital transactions:
 Net premiums.............................    5,608   67,949      9,465       9,674   51,243    108,241
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................  (38,434)      --       (443)         --   (4,520)        --
   Surrenders.............................   (2,703)    (507)  (202,100)   (105,611)  (4,073)    (1,606)
   Cost of insurance and administrative
    expenses (note 4a)....................      (25)      (5)    (1,704)     (2,006)     (53)       (18)
   Transfers (to) from the Guarantee
    Account...............................    3,708      915    (27,553)    (68,113)  24,543     94,307
   Transfers (to) from other subaccounts..    2,097      100      1,848    (262,504)  22,443      2,734
                                           --------  -------  ---------  ----------   -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (29,749)  68,452   (220,487)   (428,560)  89,583    203,658
                                           --------  -------  ---------  ----------   -------   -------
Increase (decrease) in net assets.........    2,199   54,800    315,312  (1,257,287) 169,160    160,363
Net assets at beginning of year...........   76,386   21,586  1,917,812   3,175,099  200,426     40,063
                                           --------  -------  ---------  ----------   -------   -------
Net assets at end of year................. $ 78,585   76,386  2,233,124   1,917,812  369,586    200,426
                                           ========  =======  =========  ==========   =======   =======
Changes in units (note 5):
 Units purchased..........................    1,559   11,393      1,419       1,209   14,717     27,960
 Units redeemed...........................   (5,444)     (85)   (29,175)    (54,497)  (1,293)      (221)
                                           --------  -------  ---------  ----------   -------   -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (3,885)  11,308    (27,756)    (53,288)  13,424     27,739
                                           ========  =======  =========  ==========   =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                Janus Aspen Series (continued)
                                           ------------------------------------------------------------------
                                           International Growth Portfolio -- International Growth Portfolio --
                                           Institutional Shares                Service Shares
                                           --------------------------------  --------------------------------
                                                Year ended                       Year ended
                                               December 31,                     December 31,
                                           --------------------------------  --------------------------------
                                              2003             2002            2003              2002
                                              ---------        ---------         --------         -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (1,956)          (7,539)         (1,587)            (458)
 Net realized gain (loss) on investments..  (123,815)        (234,971)         12,464             (462)
 Unrealized appreciation (depreciation)
   on investments.........................   463,949         (182,302)         89,259          (17,365)
 Capital gain distributions...............        --               --              --               --
                                              ---------        ---------         --------         -------
    Increase (decrease) in net assets
     from operations......................   338,178         (424,812)        100,136          (18,285)
                                              ---------        ---------         --------         -------
From capital transactions:
 Net premiums.............................     2,740            6,046         347,304           83,956
 Transfers (to) from the general
   account of GE Capital Life Assurance
   company of New York
   Death benefits.........................   (18,418)          (1,838)       (114,675)              --
   Surrenders.............................   (43,849)         (56,593)         (3,720)            (484)
   Cost of insurance and administrative
    expenses (note 4a)....................    (1,195)          (1,191)            (39)             (10)
   Transfers (to) from the Guarantee
    Account...............................     8,417          (42,795)         92,741           29,797
   Transfers (to) from other subaccounts..    (8,380)         (68,189)          3,933            1,320
                                              ---------        ---------         --------         -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (60,685)        (164,560)        325,544          114,579
                                              ---------        ---------         --------         -------
Increase (decrease) in net assets.........   277,493         (589,372)        425,680           96,294
Net assets at beginning of year........... 1,062,207        1,651,579         115,199           18,905
                                              ---------        ---------         --------         -------
Net assets at end of year................. 1,339,700        1,062,207         540,879          115,199
                                              =========        =========         ========         =======
Changes in units (note 5):
 Units purchased..........................     1,192              709          57,042           15,009
 Units redeemed...........................    (8,362)         (20,024)        (15,237)             (64)
                                              ---------        ---------         --------         -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (7,170)         (19,315)         41,805           14,945
                                              =========        =========         ========         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series (continued)
                                           ---------------------------------------------------------------------------------
                                               Mid Cap Growth       Mid Cap Growth      Worldwide Growth    Worldwide Growth
                                                Portfolio --         Portfolio --         Portfolio --        Portfolio --
                                            Institutional Shares    Service Shares    Institutional Shares   Service Shares
                                           ----------------------  ----------------  ---------------------  ----------------
                                                 Year ended           Year ended           Year ended          Year ended
                                                December 31,         December 31,         December 31,        December 31,
                                           ----------------------  ----------------  ---------------------  ----------------
                                              2003        2002       2003     2002      2003       2002       2003     2002
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (36,643)    (40,405)  (3,340)  (1,571)    (5,767)    (13,995)  (4,210)  (1,563)
 Net realized gain (loss) on investments..   (585,168)   (850,946)     488   (1,307)  (387,089)   (395,540)  (3,321)  (2,311)
 Unrealized appreciation (depreciation)
   on investments.........................  1,377,342    (165,499)  66,525  (25,385)   765,761    (389,293) 144,258  (80,645)
 Capital gain distributions...............         --          --       --       --         --          --       --       --
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease) in net assets
     from operations......................    755,531  (1,056,850)  63,673  (28,263)   372,905    (798,828) 136,727  (84,519)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
From capital transactions:
 Net premiums.............................     37,016      42,266   47,365   93,968     28,138      33,823   84,445  429,314
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (17,839)     (3,781)      --   (3,299)       537      (6,725)      --   (2,306)
   Surrenders.............................    (75,011)   (124,409)  (8,489)    (732)  (119,719)    (62,900) (17,746)  (6,906)
   Cost of insurance and administrative
    expenses (note 4a)....................     (3,119)     (2,847)     (63)     (28)    (1,732)     (1,831)    (113)     (33)
   Transfers (to) from the Guarantee
    Account...............................      8,510     (81,744)  22,457   73,499    (49,296)    (91,130)  40,058  133,625
   Transfers (to) from other subaccounts..    (20,613)   (150,938) (29,256)    (463)  (112,676)   (268,124)   5,172   (1,169)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (71,056)   (321,453)  32,014  162,945   (254,748)   (396,887) 111,816  552,525
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets.........    684,475  (1,378,303)  95,687  134,682    118,157  (1,195,715) 248,543  468,006
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Net assets at beginning of year...........  2,356,658   3,734,961  170,318   35,636  1,942,343   3,138,058  492,435   24,429
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Net assets at end of year.................  3,041,133   2,356,658  266,005  170,318  2,060,500   1,942,343  740,978  492,435
                                           ==========  ==========  =======  =======  =========  ==========  =======  =======
Changes in units (note 5):
 Units purchased..........................      7,809       5,324   11,408   24,063      3,998       4,166   19,725   70,641
 Units redeemed...........................    (17,966)    (45,906)  (6,178)    (648)   (38,177)    (52,583)  (2,716)  (1,304)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (10,157)    (40,582)   5,230   23,415    (34,179)    (48,417)  17,009   69,337
                                           ==========  ==========  =======  =======  =========  ==========  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      J.P. Morgan Series Trust II
                            -------------------------------------------------------------------------------
                                       Bond            International Opportunities       Mid Cap Value
                                    Portfolio                  Portfolio                   Portfolio
                            -------------------------- --------------------------  -------------------------
                                          Period from                 Period from                Period from
                                         September 13,               September 13,              September 13,
                             Year ended     2002 to     Year ended      2002 to     Year ended     2002 to
                            December 31, December 31,  December 31,  December 31,  December 31, December 31,
                                2003         2002          2003          2002          2003         2002
                            ------------ ------------- ------------  ------------- ------------ -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   $   (949)       --            (136)         --          (5,346)          (3)
 Net realized gain
   (loss) on investments...       (282)       --             386          --          11,541           --
 Unrealized appreciation
   (depreciation) on
   investments.............      4,527        --           3,304          --         122,907           25
 Capital gain
   distributions...........        244        --              --          --              --           --
                              --------        --          ------          --         -------        -----
    Increase (decrease)
     in net assets from
     operations............      3,540        --           3,554          --         129,102           22
                              --------        --          ------          --         -------        -----
From capital
 transactions:
 Net premiums..............    281,228        --          21,457          --         630,155        1,508
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........         --        --              --          --              --           --
   Surrenders..............     (2,614)       --              --          --          (1,913)          --
   Cost of insurance and
    administrative
    expenses (note 4a).....         --        --              --          --              --           --
   Transfers (to) from
    the Guarantee Account..     48,084        --             (29)         --          83,729           14
   Transfers (to) from
    other subaccounts......        832        --            (279)         --            (905)          --
                              --------        --          ------          --         -------        -----
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    327,530        --          21,149          --         711,066        1,522
                              --------        --          ------          --         -------        -----
Increase (decrease) in
 net assets................    331,070        --          24,703          --         840,168        1,544
Net assets at beginning
 of year...................         --        --              --          --           1,544           --
                              --------        --          ------          --         -------        -----
Net assets at end of year..    331,070        --          24,703          --         841,712        1,544
                              ========        ==          ======          ==         =======        =====
Changes in units (note
 5):
 Units purchased...........     32,075        --           1,948          --          65,041          152
 Units redeemed............       (254)       --             (25)         --            (257)          --
                              --------        --          ------          --         -------        -----
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   $ 31,821        --           1,923          --          64,784          152
                              ========        ==          ======          ==         =======        =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        J.P. Morgan Series Trust II (continued)
                            ---------------------------------------------------------------
                                     Small Company            U.S. Large Cap Core Equity
                                       Portfolio                       Portfolio
                            ------------------------------- -------------------------------
                                            Period from                     Period from
                             Year ended  September 13, 2002  Year ended  September 13, 2002
                            December 31,  to December 31,   December 31,  to December 31,
                                2003            2002            2003            2002
                            ------------ ------------------ ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   $  (518)           --              (117)           --
 Net realized gain
   (loss) on investments...       200            --                95            --
 Unrealized appreciation
   (depreciation) on
   investments.............    11,953            --             2,773            --
 Capital gain
   distributions...........        --            --                --            --
                              -------            --            ------            --
    Increase (decrease)
     in net assets from
     operations............    11,635            --             2,751            --
                              -------            --            ------            --
From capital
 transactions:
 Net premiums..............    56,143            --            52,395            --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........        --            --                --            --
   Surrenders..............        --            --              (917)           --
   Cost of insurance and
    administrative
    expenses (note 4a).....        --            --                --            --
   Transfers (to) from
    the Guarantee Account..    29,533            --               (65)           --
   Transfers (to) from
    other subaccounts......      (925)           --                --            --
                              -------            --            ------            --
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    84,751            --            51,413            --
                              -------            --            ------            --
Increase (decrease) in
 net assets................    96,386            --            54,164            --
Net assets at beginning
 of year...................        --            --                --            --
                              -------            --            ------            --
Net assets at end of year..    96,386            --            54,164            --
                              =======            ==            ======            ==
Changes in units (note
 5):
 Units purchased...........     7,577            --             4,452            --
 Units redeemed............       (82)           --               (78)           --
                              -------            --            ------            --
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   $ 7,495            --             4,374            --
                              =======            ==            ======            ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         MFS(R) Variable Insurance Trust
                                           --------------------------------------------------------------
                                             MFS(R) Investors       MFS(R) Investors      MFS(R) New
                                           Growth Stock Series --   Trust Series --    Discovery Series --
                                           Service Class Shares   Service Class Shares Service Class Shares
                                           --------------------   -------------------  --------------------
                                                Year ended             Year ended         Year ended
                                               December 31,           December 31,       December 31,
                                           --------------------   -------------------  -------------------
                                              2003        2002       2003      2002      2003       2002
                                           ----------   --------  ---------  --------   -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (15,661)    (5,890)    (8,648)   (4,023)  (6,036)      (850)
 Net realized gain (loss) on investments..      2,245     (2,327)     3,785    (9,475)  23,605       (412)
 Unrealized appreciation (depreciation)
   on investments.........................    199,243    (96,553)   175,993   (97,021) 103,370    (15,270)
 Capital gain distributions...............         --         --         --        --       --         --
                                           ----------   --------  ---------  --------   -------   -------
    Increase (decrease) in net assets
     from operations......................    185,827   (104,770)   171,130  (110,519) 120,939    (16,532)
                                           ----------   --------  ---------  --------   -------   -------
From capital transactions:
 Net premiums.............................    326,005    328,402    443,487   449,303  374,058     89,085
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (98,222)    (4,229)  (231,735)  (21,207) (85,751)        --
   Surrenders.............................    (26,815)    (7,424)   (22,821)   (6,582)  (5,386)    (1,825)
   Cost of insurance and administrative
    expenses (note 4a)....................       (121)       (17)      (172)      (16)     (53)        (3)
   Transfers (to) from the Guarantee
    Account...............................    196,297    213,621    313,251   159,265  132,490     55,070
   Transfers (to) from other subaccounts..     44,842    291,699     65,960    (8,408)  51,329      1,316
                                           ----------   --------  ---------  --------   -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    441,986    822,052    567,970   572,355  466,687    143,643
                                           ----------   --------  ---------  --------   -------   -------
Increase (decrease) in net assets.........    627,813    717,282    739,100   461,836  587,626    127,111
                                           ----------   --------  ---------  --------   -------   -------
Net assets at beginning of year...........    741,172     23,890    485,810    23,974  131,258      4,147
                                           ----------   --------  ---------  --------   -------   -------
Net assets at end of year.................  1,368,985    741,172  1,224,910   485,810  718,884    131,258
                                           ==========   ========  =========  ========   =======   =======
Changes in units (note 5):
 Units purchased..........................     74,130    109,298    102,632    66,736   70,960     19,593
 Units redeemed...........................    (16,411)    (1,524)   (31,836)   (4,197) (11,616)      (245)
                                           ----------   --------  ---------  --------   -------   -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002................................... $   57,719    107,774     70,796    62,539   59,344     19,348
                                           ==========   ========  =========  ========   =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                        MFS(R) Variable Insurance Trust (continued)
                                           ------------------------------------------------------------------------
                                             MFS(R) Strategic            MFS(R) Total           MFS(R) Utilities
                                             Income Series --          Return Series --             Series --
                                           Service Class Shares      Service Class Shares       Service Class Shares
                                           -------------------- ------------------------------  --------------------
                                                                                Period from
                                               Period from                   September 13, 2002    Year ended
                                               May 1, 2003       Year ended          to           December 31,
                                                    to          December 31,    December 31,    -------------------
                                            December 31, 2003       2003            2002          2003       2002
                                           -------------------- ------------ ------------------  -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $  (194)            (667)            (3)         2,449      1,402
 Net realized gain (loss) on investments..            89              324             --          2,080     (4,325)
 Unrealized appreciation (depreciation)
   on investments.........................         1,831           12,569              4        133,387    (37,777)
 Capital gain distributions...............            --               --             --             --         --
                                                 -------          -------          -----         -------   -------
    Increase (decrease) in net assets
     from operations......................         1,726           12,226              1        137,916    (40,700)
                                                 -------          -------          -----         -------   -------
From capital transactions:
 Net premiums.............................        54,776          181,671          1,508        115,472    236,370
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................            --               --             --            415         --
   Surrenders.............................           (39)          (1,782)            --        (22,653)    (6,549)
   Cost of insurance and administrative
    expenses (note 4a)....................            --               --             --           (119)       (31)
   Transfers (to) from the Guarantee
    Account...............................        33,496            9,408             13         28,010    110,494
   Transfers (to) from other subaccounts..             9            1,347             --          3,957        867
                                                 -------          -------          -----         -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...        88,242          190,644          1,521        125,082    341,151
                                                 -------          -------          -----         -------   -------
Increase (decrease) in net assets.........        89,968          202,870          1,522        262,998    300,451
                                                 -------          -------          -----         -------   -------
Net assets at beginning of year...........            --            1,522             --        339,617     39,166
                                                 -------          -------          -----         -------   -------
Net assets at end of year.................       $89,968          204,392          1,522        602,615    339,617
                                                 =======          =======          =====         =======   =======
Changes in units (note 5):
 Units purchased..........................         8,086           17,859            152         19,805     50,707
 Units redeemed...........................            (4)            (165)            --         (3,058)      (961)
                                                 -------          -------          -----         -------   -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................         8,082           17,694            152         16,747     49,746
                                                 =======          =======          =====         =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                            Oppenheimer Variable
                                            Nations Separate Account Trust     Account Funds
                                           -------------------------------  ---------------------
                                                            Nations Marsico
                                                             International
                                           Nations Marsico   Opportunities  Oppenheimer Aggressive
                                           Growth Portfolio    Portfolio       Growth Fund/VA
                                           ---------------- --------------- ---------------------
                                                              Period from
                                             Period from        May 1,
                                            May 1, 2003 to      2003 to          Year ended
                                             December 31,    December 31,       December 31,
                                           ---------------- --------------- ---------------------
                                                 2003            2003         2003        2002
                                           ---------------- --------------- --------   ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $ (1,942)         (2,042)     (11,229)     (6,380)
 Net realized gain (loss) on investments..        2,645           5,999     (138,072)   (187,834)
 Unrealized appreciation (depreciation)
  on investments..........................       24,750          57,799      318,808    (128,839)
 Capital gain distributions...............           --              --           --          --
                                               --------         -------     --------   ---------
    Increase (decrease) in net assets
     from operations......................       25,453          61,756      169,507    (323,053)
                                               --------         -------     --------   ---------
From capital transactions:
 Net premiums.............................      402,548         417,962       11,242      18,023
 Transfers (to) from the general
  account of GE Capital Life Assurance
  Company of New York
  Death benefits..........................           --              --           --          --
  Surrenders..............................       (5,081)         (4,378)     (60,047)    (33,851)
  Cost of insurance and administrative
    expenses (note 4a)....................           --              --       (1,119)     (1,105)
  Transfers (to) from the Guarantee
    Account...............................       13,929          10,758        7,580     (35,780)
  Transfers (to) from other subaccounts...      168,208         241,744       39,339     (25,166)
                                               --------         -------     --------   ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      579,604         666,086       (3,005)    (77,879)
                                               --------         -------     --------   ---------
Increase (decrease) in net assets.........      605,057         727,842      166,502    (400,932)
                                               --------         -------     --------   ---------
Net assets at beginning of year...........           --              --      720,226   1,121,158
                                               --------         -------     --------   ---------
Net assets at end of year.................     $605,057         727,842      886,728     720,226
                                               ========         =======     ========   =========
Changes in units (note 5):
 Units purchased..........................       49,402          54,731        9,843       2,476
 Units redeemed...........................         (429)           (358)     (10,348)    (12,798)
                                               --------         -------     --------   ---------
 Net increase (decrease) in units from
  capital transactions with Contract
  owners during the years or lesser
  period ended December 31, 2003 and
  2002....................................       48,973          54,373         (505)    (10,322)
                                               ========         =======     ========   =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                  Oppenheimer Variable Account Funds (continued)
                                           ------------------------------------------------------------
                                              Oppenheimer
                                           Aggressive Growth
                                              Fund/VA --       Oppenheimer Bond     Oppenheimer Capital
                                            Service Shares          Fund/VA        Appreciation Fund/VA
                                           ----------------- --------------------  --------------------
                                              Period from
                                                May 1,            Year ended            Year ended
                                                2003 to          December 31,          December 31,
                                             December 31,    --------------------  --------------------
                                                 2003           2003       2002       2003       2002
                                           ----------------- ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $   (747)       109,478    119,151    (12,208)   (10,941)
 Net realized gain (loss) on investments..        9,590          3,711    (10,629)   (98,380)  (198,619)
 Unrealized appreciation (depreciation)
   on investments.........................       (7,900)         7,733     58,725    417,773   (288,389)
 Capital gain distributions...............           --             --         --         --         --
                                               --------      ---------  ---------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................          943        120,922    167,247    307,185   (497,949)
                                               --------      ---------  ---------  ---------  ---------
From capital transactions:
 Net premiums.............................       72,202          4,500     94,166     29,515     22,329
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................           --             --     (8,492)   (47,169)     7,635
   Surrenders.............................      (54,267)      (376,392)   (95,641)   (78,198)  (110,266)
   Cost of insurance and administrative
    expenses (note 4a)....................           --         (1,637)    (1,638)    (1,436)    (1,390)
   Transfers (to) from the Guarantee
    Account...............................        3,700        (27,096)     6,948     78,800   (138,387)
   Transfers (to) from other subaccounts..       68,616       (185,686)   457,041    124,523    (38,780)
                                               --------      ---------  ---------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...       90,251       (586,311)   452,384    106,035   (258,859)
                                               --------      ---------  ---------  ---------  ---------
Increase (decrease) in net assets.........       91,194       (465,389)   619,631    413,220   (756,808)
                                               --------      ---------  ---------  ---------  ---------
Net assets at beginning of year...........           --      2,537,333  1,917,702  1,040,977  1,797,785
                                               --------      ---------  ---------  ---------  ---------
Net assets at end of year.................     $ 91,194      2,071,944  2,537,333  1,454,197  1,040,977
                                               ========      =========  =========  =========  =========
Changes in units (note 5):
 Units purchased..........................       12,222            369     49,496     21,021      3,342
 Units redeemed...........................       (4,618)       (48,517)    (9,372)   (11,447)   (31,885)
                                               --------      ---------  ---------  ---------  ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................        7,604        (48,148)    40,124      9,574    (28,543)
                                               ========      =========  =========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Oppenheimer Variable Account Funds (continued)
                            ---------------------------------------------------
                            Oppenheimer
                              Capital
                            Appreciation     Oppenheimer
                             Fund/VA --   Global Securities      Oppenheimer
                              Service        Fund/VA --          High Income
                               Shares      Service Shares          Fund/VA
                            ------------ ------------------  ------------------
                            Period from
                            May 1, 2003      Year ended          Year ended
                                 to         December 31,        December 31,
                            December 31, ------------------  ------------------
                                2003        2003      2002     2003      2002
                            ------------ ---------  -------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................   $ (3,009)    (12,518)  (4,324)   42,770    78,425
 Net realized gain
  (loss) on investments....      2,652      10,303  (10,412)  (33,140)  (81,726)
 Unrealized appreciation
  (depreciation) on
  investments..............     73,778     441,998  (68,170)  130,048   (44,530)
 Capital gain
  distributions............         --          --       --        --        --
                              --------   ---------  -------  --------  --------
    Increase (decrease)
     in net assets from
     operations............     73,421     439,783  (82,906)  139,678   (47,831)
                              --------   ---------  -------  --------  --------
From capital
 transactions:
 Net premiums..............    780,020     609,930  475,854     8,453       500
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits...........         --     (15,567) (15,260)       --    (8,679)
  Surrenders...............     (1,221)    (33,858) (18,198)  (35,887)  (21,997)
  Cost of insurance and
    administrative
    expenses (note 4a).....        (10)       (282)     (44)     (474)     (396)
  Transfers (to) from
    the Guarantee Account..    119,769     143,488  136,027    (3,813)    5,233
  Transfers (to) from
    other subaccounts......        (63)     89,204  146,817  (171,015)  (77,022)
                              --------   ---------  -------  --------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    898,495     792,915  725,196  (202,736) (102,361)
                              --------   ---------  -------  --------  --------
Increase (decrease) in
 net assets................    971,916   1,232,698  642,290   (63,058) (150,192)
                              --------   ---------  -------  --------  --------
Net assets at beginning
 of year...................         --     681,858   39,568   731,586   881,778
                              --------   ---------  -------  --------  --------
Net assets at end of year..   $971,916   1,914,556  681,858   668,528   731,586
                              ========   =========  =======  ========  ========
Changes in units (note
 5):
 Units purchased...........     76,380      97,905   91,904       864       726
 Units redeemed............       (110)     (5,787)  (4,076)  (21,583)  (13,842)
                              --------   ---------  -------  --------  --------
 Net increase (decrease)
  in units from capital
  transactions with
  Contract owners during
  the years or lesser
  period ended December
  31, 2003 and 2002........     76,270      92,118   87,828   (20,719)  (13,116)
                              ========   =========  =======  ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          Oppenheimer Variable Account Funds (continued)
                            -------------------------------------------------------------------------
                                                             Oppenheimer
                                 Oppenheimer                 Main Street
                                 Main Street                  Small Cap                Oppenheimer
                                  Fund/VA --                 Fund/VA --            Multiple Strategies
                                Service Shares             Service Shares                Fund/VA
                            ---------------------  ------------------------------  ------------------
                                  Year ended                       Period from         Year ended
                                 December 31,       Year ended  September 13, 2002    December 31,
                            ---------------------  December 31,  to December 31,   ------------------
                               2003        2002        2003            2002          2003      2002
                            ----------  ---------  ------------ ------------------ --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  (36,665)   (23,424)     (6,610)           (3)         14,604    18,889
 Net realized gain
   (loss) on investments...     (2,505)   (16,143)     15,211            --         (27,561)  (27,674)
 Unrealized appreciation
   (depreciation) on
   investments.............  1,064,914   (378,953)    164,450           (26)        191,276  (131,304)
 Capital gain
   distributions...........         --         --          --            --              --    13,535
                            ----------  ---------   ---------         -----        --------  --------
    Increase (decrease)
     in net assets from
     operations............  1,025,744   (418,520)    173,051           (29)        178,319  (126,554)
                            ----------  ---------   ---------         -----        --------  --------
From capital
 transactions:
 Net premiums..............  1,549,153  2,336,042     796,161         1,508             504    17,832
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........    (48,040)   (37,719)         --            --          (1,135)  (15,993)
   Surrenders..............   (185,322)   (37,264)     (4,228)           --         (31,344)  (48,246)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (784)      (166)         --            --            (600)     (552)
   Transfers (to) from
    the Guarantee Account..    467,657    577,162     170,413            29         (41,632)  165,724
   Transfers (to) from
    other subaccounts......   (163,510)   638,798      98,076            --        (147,907)   (5,592)
                            ----------  ---------   ---------         -----        --------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  1,619,154  3,476,853   1,060,422         1,537        (222,114)  113,173
                            ----------  ---------   ---------         -----        --------  --------
Increase (decrease) in
 net assets................  2,644,898  3,058,333   1,233,473         1,508         (43,795)  (13,381)
                            ----------  ---------   ---------         -----        --------  --------
Net assets at beginning
 of year...................  3,192,016    133,683       1,508            --         908,221   921,602
                            ----------  ---------   ---------         -----        --------  --------
Net assets at end of year.. $5,836,914  3,192,016   1,234,981         1,508         864,426   908,221
                            ==========  =========   =========         =====        ========  ========
Changes in units (note
 5):
 Units purchased...........    242,329    411,537      92,498           160              46    14,935
 Units redeemed............    (47,667)    (8,773)       (368)           --         (20,275)   (5,741)
                            ----------  ---------   ---------         -----        --------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................    194,662    402,764      92,130           160         (20,229)    9,194
                            ==========  =========   =========         =====        ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                     PIMCO Variable
                                               PBHG Insurance Series Fund, Inc.      Insurance Trust
                                           ---------------------------------------  ----------------
                                                                       PBHG           Foreign Bond
                                                   PBHG              Large Cap        Portfolio --
                                                Growth II             Growth         Administrative
                                                Portfolio            Portfolio        Class Shares
                                           -------------------  ------------------  ----------------
                                                Year ended          Year ended         Year ended
                                               December 31,        December 31,       December 31,
                                           -------------------  ------------------  ----------------
                                              2003      2002      2003      2002      2003     2002
                                           ---------  --------  --------  --------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (4,665)   (6,521)   (8,911)  (11,022)   1,610    1,302
 Net realized gain (loss) on investments..  (165,631) (157,603) (107,897)  (90,868)     414       82
 Unrealized appreciation (depreciation)
   on investments.........................   240,780   (19,833)  278,180  (182,717)  (1,537)   3,710
 Capital gain distributions...............        --        --        --        --       --      641
                                           ---------  --------  --------  --------  -------  -------
    Increase (decrease) in net assets
     from operations......................    70,484  (183,957)  161,372  (284,607)     487    5,735
                                           ---------  --------  --------  --------  -------  -------
From capital transactions:
 Net premiums.............................       562     3,515        --    27,964      570  125,394
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --        --        --        --       --       --
   Surrenders.............................   (45,958)  (29,519)  (27,350)  (23,921)  (3,880)  (1,212)
   Cost of insurance and administrative
    expenses (note 4a)....................      (727)     (584)     (614)     (525)     (28)     (13)
   Transfers (to) from the Guarantee
    Account...............................   (14,423)  (11,007)   (1,422)  (39,041)   4,997    9,143
   Transfers (to) from other subaccounts..   (13,715)  (39,755)  (31,958)  (41,224)   4,966   12,685
                                           ---------  --------  --------  --------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (74,261)  (77,350)  (61,344)  (76,747)   6,625  145,997
                                           ---------  --------  --------  --------  -------  -------
Increase (decrease) in net assets.........    (3,777) (261,307)  100,028  (361,354)   7,112  151,732
                                           ---------  --------  --------  --------  -------  -------
Net assets at beginning of year...........   342,395   603,702   613,479   974,833  170,497   18,765
                                           ---------  --------  --------  --------  -------  -------
Net assets at end of year................. $ 338,618   342,395   713,507   613,479  177,609  170,497
                                           =========  ========  ========  ========  =======  =======
Changes in units (note 5):
 Units purchased..........................        79       495        --     2,913      957   14,179
 Units redeemed...........................   (10,567)  (11,410)   (7,478)  (10,850)    (369)    (118)
                                           ---------  --------  --------  --------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (10,488)  (10,915)   (7,478)   (7,937)     588   14,061
                                           =========  ========  ========  ========  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      PIMCO Variable Insurance Trust (continued)
                                           ----------------------------------------------------------------
                                                                      Long-Term
                                                High Yield         U.S. Government         Total Return
                                               Portfolio --         Portfolio --           Portfolio --
                                              Administrative       Administrative         Administrative
                                               Class Shares         Class Shares           Class Shares
                                           -------------------  --------------------  ---------------------
                                                Year ended           Year ended             Year ended
                                               December 31,         December 31,           December 31,
                                           -------------------  --------------------  ---------------------
                                              2003       2002      2003       2002       2003        2002
                                           ----------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   79,654   29,794    120,034     40,131     158,382     88,808
 Net realized gain (loss) on investments..     22,361   (5,145)   (11,831)    37,069      42,139      6,954
 Unrealized appreciation (depreciation)
   on investments.........................    147,059   (2,657)   (43,310)    22,432      34,463    155,010
 Capital gain distributions...............         --       --     31,860    179,179      47,001     89,326
                                           ----------  -------  ---------  ---------  ----------  ---------
    Increase (decrease) in net assets
     from operations......................    249,074   21,992     96,753    278,811     281,985    340,098
                                           ----------  -------  ---------  ---------  ----------  ---------
From capital transactions:
 Net premiums.............................    986,786  629,113    838,141  2,813,285   2,756,062  5,781,708
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (74,240)  (7,069)  (189,250)   (55,892)   (129,468)   (80,226)
   Surrenders.............................    (49,373)  (9,423)  (252,576)   (41,375)   (517,838)  (126,775)
   Cost of insurance and administrative
    expenses (note 4a)....................       (228)     (35)      (826)      (135)     (1,291)      (147)
   Transfers (to) from the Guarantee
    Account...............................    269,625  178,547    269,546    470,113     813,684    931,653
   Transfers (to) from other subaccounts..     47,172   28,283     40,436    765,441     780,606    551,357
                                           ----------  -------  ---------  ---------  ----------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  1,179,742  819,416    705,471  3,951,437   3,701,755  7,057,570
                                           ----------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets.........  1,428,816  841,408    802,224  4,230,248   3,983,740  7,397,668
                                           ----------  -------  ---------  ---------  ----------  ---------
Net assets at beginning of year...........    898,723   57,315  4,468,676    238,428   7,628,177    230,509
                                           ----------  -------  ---------  ---------  ----------  ---------
Net assets at end of year................. $2,327,539  898,723  5,270,900  4,468,676  11,611,917  7,628,177
                                           ==========  =======  =========  =========  ==========  =========
Changes in units (note 5):
 Units purchased..........................    116,427   88,358     94,939    358,257     387,579    690,450
 Units redeemed...........................    (11,115)  (1,733)   (37,038)    (8,598)    (57,572)   (19,579)
                                           ----------  -------  ---------  ---------  ----------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    105,312   86,625     57,901    349,659     330,007    670,871
                                           ==========  =======  =========  =========  ==========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                The Prudential        Rydex Variable
                                               Series Fund, Inc.           Trust
                                           ------------------------  ----------------
                                             Jennison
                                           20/20 Focus    Jennison
                                           Portfolio -- Portfolio --
                                             Class II     Class II       OTC Fund
                                           ------------ ------------ ----------------
                                           Period from  Period from
                                           May 1, 2003  May 1, 2003     Year ended
                                                to           to        December 31,
                                           December 31, December 31, ----------------
                                               2003         2003       2003     2002
                                           ------------ ------------ -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $--           (373)    (4,677)  (1,892)
 Net realized gain (loss) on investments..      --            193      3,332   (1,236)
 Unrealized appreciation (depreciation)
   on investments.........................      --          5,733    107,560  (49,438)
 Capital gain distributions...............      --             --         --       --
                                               ---         ------    -------  -------
    Increase (decrease) in net assets
     from operations......................      --          5,553    106,215  (52,566)
                                               ---         ------    -------  -------
From capital transactions:
 Net premiums.............................      --         58,662     75,789  132,173
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................      --             --         --       --
   Surrenders.............................      --           (195)   (21,659)    (673)
   Cost of insurance and administrative
    expenses (note 4a)....................      --             --        (67)     (15)
   Transfers (to) from the Guarantee
    Account...............................      --             78     29,291  117,065
   Transfers (to) from other subaccounts..      --             --     26,743    7,535
                                               ---         ------    -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      --         58,545    110,097  256,085
                                               ---         ------    -------  -------
Increase (decrease) in net assets.........      --         64,098    216,312  203,519
Net assets at beginning of year...........      --             --    206,167    2,648
                                               ---         ------    -------  -------
Net assets at end of year.................     $--         64,098    422,479  206,167
                                               ===         ======    =======  =======
Changes in units (note 5):
 Units purchased..........................      --          5,308     17,719   36,955
 Units redeemed...........................      --            (18)    (2,927)     (98)
                                               ---         ------    -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      --          5,290     14,792   36,857
                                               ===         ======    =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Salomon Brothers Variable Series Fund Inc
                                           -----------------------------------------------------------------
                                                                               Salomon           Salomon
                                                             Salomon          Brothers          Brothers
                                             Salomon        Brothers          Variable          Variable
                                             Brothers       Variable          Strategic           Total
                                           Variable All     Investors           Bond             Return
                                           Cap Fund --       Fund --           Fund --           Fund --
                                             Class II        Class I           Class I           Class I
                                           ------------ ----------------  ----------------  ----------------
                                           Period from
                                           May 1, 2003     Year ended        Year ended        Year ended
                                                to        December 31,      December 31,      December 31,
                                           December 31, ----------------  ----------------  ----------------
                                               2003       2003     2002     2003     2002     2003     2002
                                           ------------ -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $   (89)       116     (841)  14,606    9,466      173      557
 Net realized gain (loss) on investments..        14     (9,821) (11,829)  17,870      931   (1,838)    (303)
 Unrealized appreciation (depreciation)
   on investments.........................     2,210     59,067  (53,202)  (4,148)   5,283   15,893   (9,335)
 Capital gain distributions...............        --         --       --    7,992       --    1,404       --
                                             -------    -------  -------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from operations......................     2,135     49,362  (65,872)  36,320   15,680   15,632   (9,081)
                                             -------    -------  -------  -------  -------  -------  -------
From capital transactions:
 Net premiums.............................    19,338         --       --       --       --       --    4,770
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --         --       --       --   (1,567)      --       --
   Surrenders.............................        --    (20,517) (33,507) (95,439) (15,246) (12,337)  (3,611)
   Cost of insurance and administrative
    expenses (note 4a)....................        --       (164)    (176)    (280)    (218)    (104)     (78)
   Transfers (to) from the Guarantee
    Account...............................    16,875    (19,578)  17,827   29,876  (25,092) (30,282)   4,983
   Transfers (to) from other subaccounts..        --     12,083   16,018  123,906  138,659    8,688   41,081
                                             -------    -------  -------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    36,213    (28,176)     162   58,063   96,536  (34,035)  47,145
                                             -------    -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets.........    38,348     21,186  (65,710)  94,383  112,216  (18,403)  38,064
                                             -------    -------  -------  -------  -------  -------  -------
Net assets at beginning of year...........        --    183,426  249,136  269,585  157,369  139,712  101,648
                                             -------    -------  -------  -------  -------  -------  -------
Net assets at end of year.................   $38,348    204,612  183,426  363,968  269,585  121,309  139,712
                                             =======    =======  =======  =======  =======  =======  =======
Changes in units (note 5):
 Units purchased..........................     2,967      1,322    3,488   12,478   12,082      880    5,127
 Units redeemed...........................        --     (4,426)  (4,149)  (7,757)  (3,674)  (4,325)    (372)
                                             -------    -------  -------  -------  -------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     2,967     (3,104)    (661)   4,721    8,408   (3,445)   4,755
                                             =======    =======  =======  =======  =======  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                    Scudder Variable Series II
                                           -------------------------------------------
                                              Scudder       SVS Dreman     SVS Dreman
                                             Technology    High Return     Small Cap
                                               Growth         Equity         Value
                                            Portfolio --   Portfolio --   Portfolio --
                                           Class B Shares Class B Shares Class B Shares
                                           -------------- -------------- --------------
                                            Period from    Period from    Period from
                                            May 1, 2003    May 1, 2003    May 1, 2003
                                                 to             to             to
                                            December 31,   December 31,   December 31,
                                                2003           2003           2003
                                           -------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    $  (314)           (29)          (230)
 Net realized gain (loss) on investments..      5,699          4,111           (213)
 Unrealized appreciation (depreciation)
   on investments.........................      2,697         43,522          7,012
 Capital gain distributions...............         --             --             --
                                              -------        -------         ------
    Increase (decrease) in net assets
     from operations......................      8,082         47,604          6,569
                                              -------        -------         ------
From capital transactions:
 Net premiums.............................     42,155        208,109         43,392
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................         --             --             --
   Surrenders.............................         --           (926)            --
   Cost of insurance and administrative
    expenses (note 4a)....................         --             --             --
   Transfers (to) from the Guarantee
    Account...............................      6,046         21,741          1,427
   Transfers (to) from other subaccounts..     (1,074)          (219)          (218)
                                              -------        -------         ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     47,127        228,705         44,601
                                              -------        -------         ------
Increase (decrease) in net assets.........     55,209        276,309         51,170
Net assets at beginning of year...........         --             --             --
                                              -------        -------         ------
Net assets at end of year.................    $55,209        276,309         51,170
                                              =======        =======         ======
Changes in units (note 5):
 Units purchased..........................      3,776         22,316          3,836
 Units redeemed...........................        (85)          (112)           (19)
                                              -------        -------         ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      3,691         22,204          3,817
                                              =======        =======         ======

                                                    Van Kampen Life Investment Trust
                                           --------------------------------------------------


                                                   Comstock               Emerging Growth
                                                 Portfolio --              Portfolio --
                                                Class II Shares           Class II Shares
                                           ------------------------  ------------------------
                                                        Period from               Period from
                                                        May 1, 2002               May 1, 2002
                                            Year ended       to       Year ended       to
                                           December 31, December 31, December 31, December 31,
                                               2003         2002         2003         2002
                                           ------------ ------------ ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (2,418)         (46)        (500)         (57)
 Net realized gain (loss) on investments..     6,161            1        1,392        1,052
 Unrealized appreciation (depreciation)
   on investments.........................    53,297           90        5,922           --
 Capital gain distributions...............        --           --           --           --
                                             -------       ------       ------      -------
    Increase (decrease) in net assets
     from operations......................    57,040           45        6,814          995
                                             -------       ------       ------      -------
From capital transactions:
 Net premiums.............................   376,479           --       38,784       20,522
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................   (21,105)          --           --           --
   Surrenders.............................    (2,006)          --         (401)          --
   Cost of insurance and administrative
    expenses (note 4a)....................        (4)          --           --           --
   Transfers (to) from the Guarantee
    Account...............................    41,868            3       27,414       (1,174)
   Transfers (to) from other subaccounts..    24,900       20,343        9,830      (20,343)
                                             -------       ------       ------      -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   420,132       20,346       75,627         (995)
                                             -------       ------       ------      -------
Increase (decrease) in net assets.........   477,172       20,391       82,441           --
Net assets at beginning of year...........    20,391           --           --           --
                                             -------       ------       ------      -------
Net assets at end of year.................   497,563       20,391       82,441           --
                                             =======       ======       ======      =======
Changes in units (note 5):
 Units purchased..........................    48,043        2,539        9,702        2,830
 Units redeemed...........................    (2,510)          --          (51)      (2,830)
                                             -------       ------       ------      -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    45,533        2,539        9,651           --
                                             =======       ======       ======      =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2003


(1)Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Capital Life.

   GE Capital Life is a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, GE Capital Life was transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, GE Capital Life was the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (UPL). UPL later changed its name to General Electric Capital Assurance Company (GECA). On February 1, 1996, First GNA Life Insurance Company of New York changed its name to GE Capital Life. In January 1999, GE Capital Life became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

   GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (GEI). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (GECC), which in turn is wholly-owned, directly or indirectly, by General Electric Company (GE).

   On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Capital Life, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

   Effective May 1, 2003, the following Portfolios were added to the Account:

AIM Variable Insurance Funds                            Nations Separate Account Trust
   AIM V.I. Basic Value Fund -- Series II Shares           Nations Marsico Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc.      Nations Marsico International Opportunities Portfolio
   Technology Portfolio -- Class B                      Oppenheimer Variable Account Funds
Eaton Vance Variable Trust                                 Oppenheimer Aggressive Growth Fund/VA --
   VT Floating-Rate Income Fund                              Service Shares
   VT Worldwide Health Sciences Fund                       Oppenheimer Capital Appreciation Fund/VA --
Federated Insurance Series                                   Service Shares
   Federated Kaufmann Fund II -- Service Shares            Oppenheimer Main Street Small Cap Fund/VA --
Fidelity Variable Insurance Products Fund III (VIP III)      Service Shares
   VIP III Dynamic Capital Appreciation Portfolio --    Salomon Brothers Variable Series Fund Inc
     Service Class 2                                       Salomon Brothers Variable All Cap Fund -- Class II
GE Investments Funds, Inc.                              The Prudential Series Fund, Inc.
   Real Estate Securities Fund                             Jennison 20/20 Focus Portfolio -- Class II
   Total Return Fund                                       Jennison Portfolio -- Class II
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
     Fund -- Class II

All designated portfolios described above are series type mutual funds.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


   Effective November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

   During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund Series I Shares to AIM V. I. Premier Equity Fund Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio Administrative Class Shares to High Yield Portfolio Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio Administrative Class Shares to Long-Term U. S. Government Portfolio Administrative Class Shares, and its Total Return Bond Portfolio Administrative Class Shares to Total Return Portfolio Administrative Class Shares.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Class

   There are six unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. As of December 31, 2003, there were no outstanding units for type VI.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d)  Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

                                                                                Cost of    Proceeds
                                                                                 Shares      from
                                Fund/Portfolio                                  Acquired  Shares Sold
                                --------------                                 ---------- -----------
AIM Variable Insurance Funds, Inc.
 AIM V.I. Aggressive Growth Fund -- Series I Shares........................... $   67,165 $   25,361
 AIM V.I. Basic Value Fund -- Series II Shares................................    374,103     44,111
 AIM V.I. Blue Chip Fund -- Series I Shares...................................     53,874        217
 AIM V.I. Capital Appreciation Fund -- Series I Shares........................    163,733     36,202
 AIM V.I. Growth Fund -- Series I Shares......................................    442,663    288,666
 AIM V.I. Premier Equity Fund -- Series I Shares..............................    389,757    350,541
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................     49,651     80,770
 Alger American Small Capitalization Portfolio -- Class O Shares..............    164,915    225,715
AllianceBernstein Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B.......................................  2,565,267    855,097
 Premier Growth Portfolio -- Class B..........................................  1,570,868    970,673
 Quasar Portfolio -- Class B..................................................     17,992      8,108
 Technology Portfolio -- Class B..............................................    305,434    122,914
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    118,727     24,533
 VP International Fund -- Class I.............................................     21,798        367
 VP Ultra Fund -- Class I.....................................................     17,513         67
 VP Value Fund -- Class I.....................................................    716,341     29,243
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....     27,138        207
 Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares     95,248    255,800
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................     14,172      4,055
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........     55,171      6,816
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................................  1,282,512    109,170
 VT Income Fund of Boston.....................................................    187,021     44,005
 VT Worldwide Health Sciences Fund............................................    278,796     11,882
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........................     23,959     86,412
 Federated Capital Income Fund II.............................................     39,194     19,858
 Federated High Income Bond Fund II -- Primary Shares.........................    201,080    148,352
 Federated High Income Bond Fund II -- Service Shares.........................  1,038,019    405,287
 Federated International Small Company Fund II................................    192,196    262,595
 Federated Kaufmann Fund II -- Service Shares.................................    482,899    104,426
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio -- Initial Class.................................    409,540    468,961
 VIP Equity-Income Portfolio -- Service Class 2...............................  2,913,467  1,271,406
 VIP Growth Portfolio--Initial Class..........................................    156,811    301,178
 VIP Growth Portfolio -- Service Class 2......................................    672,569    167,866
 VIP Overseas Portfolio -- Initial Class......................................    152,699    144,610

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                    Cost of    Proceeds
                                                                     Shares      from
                          Fund/Portfolio                            Acquired  Shares Sold
                          --------------                           ---------- -----------
Fidelity Variable Insurance Products Fund II (VIP II)
 VIP II Asset ManagerSM Portfolio -- Initial Class................ $   34,631 $   95,555
 VIP II Contrafund(R) Portfolio -- Initial Class..................    264,297    656,699
 VIP II Contrafund(R) Portfolio -- Service Class 2................  1,720,753    424,042
Fidelity Variable Insurance Products Fund III (VIP III)
 VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2         --         --
 VIP III Growth & Income Portfolio -- Initial Class...............     99,059    113,755
 VIP III Growth & Income Portfolio -- Service Class 2.............    828,425    222,984
 VIP III Growth Opportunities Portfolio -- Initial Class..........     52,251     73,408
 VIP III Mid Cap Portfolio -- Service Class 2.....................  1,579,343    611,037
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares......     91,215     10,736
 Mutual Shares Securities Fund -- Class 2 Shares..................    130,432        556
 Templeton Foreign Securities Fund -- Class 2 Shares..............    539,942     29,856
 Templeton Global Asset Allocation Fund -- Class 2 Shares.........     39,514     12,933
GE Investments Funds, Inc.
 Global Income Fund...............................................    249,359    350,076
 Income Fund......................................................  1,930,530    962,284
 International Equity Fund........................................     19,422     70,157
 Mid-Cap Value Equity Fund........................................  1,479,636    683,059
 Money Market Fund................................................  7,581,090  9,560,168
 Premier Growth Equity Fund.......................................    568,714    392,213
 Real Estate Securities Fund......................................    953,000    222,961
 S&P 500(R) Index Fund............................................  6,616,608  2,458,414
 Small-Cap Value Equity Fund......................................  1,857,530    696,685
 Total Return Fund................................................    940,608    381,549
 U.S. Equity Fund.................................................    515,578    589,336
 Value Equity Fund................................................    662,293    192,663
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.............................    110,273     56,468
 Goldman Sachs Mid Cap Value Fund.................................    298,316    347,007
Greenwich Street Series Fund
 Salomon Brothers Variable Emerging Growth Fund -- Class II.......     44,315     14,470
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares.......................    360,529    876,466
 Balanced Portfolio -- Service Shares.............................  2,013,024    786,615
 Capital Appreciation Portfolio -- Institutional Shares...........    193,203    513,418
 Capital Appreciation Portfolio -- Service Shares.................    142,761    116,074
 Flexible Income Portfolio -- Institutional Shares................    106,667    117,317
 Global Life Sciences Portfolio -- Service Shares.................     69,728     26,615
 Global Technology Portfolio -- Service Shares....................     30,607     61,640
 Growth Portfolio -- Institutional Shares.........................    202,500    451,157
 Growth Portfolio -- Service Shares...............................    114,474     29,356
 International Growth Portfolio -- Institutional Shares...........    105,180    168,143
 International Growth Portfolio -- Service Shares.................    689,982    366,801
 Mid Cap Growth Portfolio -- Institutional Shares.................    281,439    390,097
 Mid Cap Growth Portfolio -- Service Shares.......................     86,569     57,912

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                     Cost of    Proceeds
                                                                      Shares      from
                          Fund/Portfolio                             Acquired  Shares Sold
                          --------------                            ---------- -----------
 Worldwide Growth Portfolio -- Institutional Shares................ $  167,367 $  428,542
 Worldwide Growth Portfolio -- Service Shares......................    194,437     86,925
J.P. Morgan Series Trust II
 Bond Portfolio....................................................    350,744     24,495
 International Opportunities Portfolio.............................     32,166     11,151
 Mid Cap Value Portfolio...........................................    806,275    101,217
 Small Company Portfolio...........................................     85,838      1,640
 U.S. Large Cap Core Equity Portfolio..............................     52,654      1,354
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares......    636,898    210,227
 MFS(R) Investors Trust Series -- Service Class Shares.............  1,333,033    786,215
 MFS(R) New Discovery Series -- Service Class Shares...............    780,155    320,068
 MFS(R) Strategic Income Series -- Service Class Shares............     97,328      9,275
 MFS(R) Total Return Series -- Service Class Shares................    229,576     39,741
 MFS(R) Utilities Series -- Service Class Shares...................    188,313     61,543
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..................................    939,703    362,050
 Nations Marsico International Opportunities Portfolio.............    885,936    222,993
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.............................    106,342    121,659
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...........    165,855     76,909
 Oppenheimer Bond Fund/VA..........................................    556,873  1,034,234
 Oppenheimer Capital Appreciation Fund/VA..........................    326,893    235,503
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares........    954,305     60,550
 Oppenheimer Global Securities Fund/VA -- Service Shares...........  1,010,470    233,059
 Oppenheimer High Income Fund/VA...................................    294,260    454,598
 Oppenheimer Main Street Fund/VA -- Service Shares.................  2,798,336  1,226,193
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.......  1,190,215    136,677
 Oppenheimer Multiple Strategies Fund/VA...........................     56,995    264,687
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..........................................     17,519     96,569
 PBHG Large Cap Growth Portfolio...................................     51,528    121,920
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class Shares.............     22,157     14,315
 High Yield Portfolio -- Administrative Class Shares...............  1,731,367    477,632
 Long-Term U.S. Government Portfolio -- Administrative Class Shares  2,765,236  1,812,507
 Total Return Portfolio -- Administrative Class Shares.............  6,077,968  2,150,001
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................         --         --
 Jennison Portfolio -- Class II....................................     70,988     12,814
Rydex Variable Trust
 OTC Fund..........................................................    161,227     55,859
Salomon Brothers Variable Series Fund Inc
 Salomon Brothers Variable All Cap Fund -- Class II................     35,789         99
 Salomon Brothers Variable Investors Fund -- Class I...............     32,578     44,458
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........    373,216    292,585
 Salomon Brothers Variable Total Return Fund -- Class I............     25,227     57,704

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                           Cost of   Proceeds
                                                            Shares     from
                      Fund/Portfolio                       Acquired Shares Sold
                      --------------                       -------- -----------
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.... $ 73,234  $ 26,446
 SVS Dreman High Return Equity Portfolio -- Class B Shares  263,433    34,745
 SVS Dreman Small Cap Value Portfolio -- Class B Shares...   51,553     7,179
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares....................  533,016   118,179
 Emerging Growth Portfolio -- Class II Shares.............  122,538    47,481

(4)Related Party Transactions

  (a) GE Capital Life

   The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Benefit Rider are assessed through the daily unit value calculation. The Death Benefit Rider Option is a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are now discussed by unit type.

                                                                                                                      Enhanced
                                                                        Administrative Mortality and                  Payment
                                                                           Expense     Expense Risk                  Rider as a
                                                                         Charges as a  Charges as a                  percentage
                                                                        percentage of  percentage of                of the daily
     Contract                                                           the daily net  the daily net                 net assets
Unit   Form                                        Annual Contract      assets of the  assets of the Optional Death    of the
Type  Number         Surrender Charges            Maintenance Charge       Account        Account    Benefit Rider    Account
---- -------- -------------------------------- ------------------------ -------------- ------------- -------------- ------------
I    NY1066   6% or less within seven years of $25 if contract value is     0.15%          1.25%         0.25%          N/A
              any purchase payment             $75,000 or less

II   NY1155   6% or less within seven years of $30 if contract value is     0.15%          1.30%          N/A           N/A
              any purchase payment             $40,000 or less

III  NY1155   6% or less within seven years of $30 if contract value is     0.15%          1.50%          N/A           N/A
              any purchase payment             $40,000 or less

IV   NY1155   8% or less within nine years of  $30 if contract value is     0.15%          1.30%          N/A          0.15%
              any purchase payment             $40,000 or less

V    NY1155   8% or less within nine years of  $30 if contract value        0.15%          1.50%          N/A          0.15%
              any purchase payment             $40,000 or less

VI   NY1157   6% or less within four years of  None                         0.15%          1.55%         0.20%          N/A
              any purchase

N/A -- not applicable

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuities issued by GE Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (e) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund,. 50% Income Fund, 1.00% maximum for the International Equity Fund, .65% Mid-Cap Value Equity Fund, .50% maximum for the Money Market Fund, .65% Premier Growth Equity Fund, .85% maximum for the Real Estate Securities Fund, .35% for the S&P 500(R) Index Fund, .80% for the Small-Cap Value Equity Fund, .50% maximum Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

  (f) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account include approximately $9.9 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2003.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


   Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                     Net Assets     Expenses as a Investment
                                                  ----------------- % of Average    Income    Total
Type I:                                    Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                   ------- ---------- ------ ------------- ---------- ------
The Alger American Fund:
  Alger American Growth Portfolio --
   Class O Shares
   2003..................................  91,917   $ 9.39   $  863     1.40%        0.00%    33.27%
   2002..................................  94,583     7.05      667     1.40%        0.04%   (33.93)%
   2001.................................. 116,401    10.67    1,242     1.40%        0.24%   (13.06)%
  Alger American Small Capitalization
   Portfolio -- Class O Shares
   2003.................................. 102,876     7.45      766     1.40%        0.00%    40.36%
   2002.................................. 112,540     5.30      596     1.40%        0.00%   (27.26)%
   2001.................................. 120,238     7.29      877     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003..................................   6,469    12.30       80     1.40%        0.66%    23.04%
Federated Insurance Series:
  Federated American Leaders Fund II --
   Primary Shares
   2003..................................  64,306    10.39      668     1.40%        1.56%    25.91%
   2002..................................  71,618     8.25      591     1.40%        1.22%   (21.33)%
   2001..................................  86,104    10.49      903     1.40%        1.31%    (4.06)%
  Federated Capital Income Fund II
   2003..................................  59,546     7.47      445     1.40%        6.45%    18.99%
   2002..................................  59,594     6.28      374     1.40%        5.49%   (25.01)%
   2001..................................  66,291     8.37      555     1.40%        3.19%   (14.93)%
  Federated High Income Bond Fund II --
   Primary Shares
   2003..................................  42,992    10.54      453     1.40%        7.69%    20.51%
   2002..................................  39,512     8.75      346     1.40%        9.72%    (0.03)%
   2001..................................  35,628     8.75      312     1.40%        9.99%    (0.04)%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Initial Class
   2003.................................. 197,885    11.17    2,210     1.40%        1.82%    28.51%
   2002.................................. 205,624     8.69    1,787     1.40%        1.72%   (18.11)%
   2001.................................. 205,859    10.61    2,184     1.40%        1.20%    (6.29)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  VIP Growth Portfolio -- Initial Class
   2003................................. 167,788   $ 9.73   $1,633     1.40%        0.28%    30.99%
   2002................................. 184,088     7.43    1,368     1.40%        0.26%   (31.08)%
   2001................................. 220,112    10.78    2,373     1.40%        0.07%   (18.81)%
  VIP Overseas Portfolio -- Initial
   Class
   2003.................................  80,335     9.26      744     1.40%        0.82%    41.37%
   2002.................................  79,406     6.55      520     1.40%        0.78%   (21.40)%
   2001.................................  76,209     8.34      636     1.40%        4.17%   (22.28)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Asset Manager/SM/ Portfolio --
   Initial Class
   2003.................................  29,599    10.68      316     1.40%        3.81%    16.33%
   2002.................................  36,459     9.18      335     1.40%        3.89%   (10.00)%
   2001.................................  38,600    10.20      394     1.40%        3.28%    (5.44)%
  VIP II Contrafund(R) Portfolio --
   Initial Class
   2003................................. 230,813    11.94    2,756     1.40%        0.49%    26.67%
   2002................................. 266,682     9.43    2,515     1.40%        0.86%   (10.62)%
   2001................................. 292,608    10.55    3,087     1.40%        0.77%   (13.48)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Initial Class
   2003................................. 116,496    10.04    1,169     1.40%        1.18%    22.05%
   2002................................. 118,325     8.22      973     1.40%        1.42%   (17.78)%
   2001................................. 129,686    10.00    1,297     1.40%        1.06%   (10.03)%
  VIP III Growth Opportunities
   Portfolio -- Initial Class
   2003.................................  91,860     7.68      705     1.40%        0.78%    28.06%
   2002.................................  94,861     5.99      568     1.40%        1.07%   (22.94)%
   2001................................. 107,227     7.78      834     1.40%        0.34%   (15.63)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003.................................   1,256    13.94       18     1.40%        0.21%    39.35%
GE Investments Funds, Inc:
  Global Income Fund
   2003.................................  17,934    11.83      212     1.40%        2.17%    10.13%
   2002.................................  26,915    10.74      289     1.40%        0.72%    15.00%
   2001.................................  18,108     9.34      169     1.40%        0.00%    (3.06)%
  Income Fund
   2003.................................  96,450    12.82    1,237     1.40%        6.61%     2.15%
   2002................................. 139,847    12.55    1,755     1.40%        3.28%     8.35%
   2001................................. 107,991    11.58    1,251     1.40%        7.77%     5.92%
  International Equity Fund
   2003.................................  26,855     8.38      225     1.40%        0.86%    35.98%
   2002.................................  33,523     6.16      207     1.40%        1.00%   (24.90)%
   2001.................................  32,993     8.21      271     1.40%        1.08%   (21.97)%
  Mid-Cap Value Equity Fund
   2003.................................  95,662    13.21    1,263     1.40%        1.57%    31.08%
   2002.................................  82,630    10.07      832     1.40%        1.07%   (14.97)%
   2001.................................  72,587    11.85      860     1.40%        1.14%    (1.09)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  Money Market Fund
   2003................................. 214,660   $11.23   $2,410     1.40%        0.79%    (0.63)%
   2002................................. 441,788    11.30    4,992     1.40%        1.43%     0.06%
   2001................................. 551,692    11.29    6,229     1.40%        3.91%     2.51%
  Premier Growth Equity Fund
   2003................................. 201,303     8.67    1,745     1.40%        0.19%    27.11%
   2002................................. 228,482     6.82    1,558     1.40%        0.05%   (22.12)%
   2001................................. 217,761     8.76    1,908     1.40%        0.14%   (10.42)%
  Real Estate Securities Fund
   2003.................................  34,654    16.79      582     1.40%        9.97%    35.46%
   2002.................................  21,508    12.40      267     1.40%        3.47%    (2.73)%
   2001.................................  18,334    12.74      234     1.40%        5.14%    10.27%
  S&P 500(R) Index Fund
   2003................................. 753,975     9.53    7,182     1.40%        1.60%    26.48%
   2002................................. 793,100     7.53    5,972     1.40%        1.64%   (23.45)%
   2001................................. 867,363     9.84    8,535     1.40%        1.33%   (13.50)%
  Small-Cap Value Equity Fund
   2003.................................  18,848    12.83      242     1.40%        0.08%    28.33%
  Total Return Fund
   2003.................................  68,314    12.18      832     1.40%        1.76%    18.63%
   2002.................................  77,826    10.26      798     1.40%        2.10%   (10.58)%
   2001.................................  86,294    11.48      991     1.40%        4.13%    (4.26)%
  U.S. Equity Fund
   2003................................. 239,781    10.74    2,574     1.40%        0.93%    21.55%
   2002................................. 262,389     8.83    2,317     1.40%        0.88%   (20.39)%
   2001................................. 290,715    11.09    3,224     1.40%        1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust :
  Goldman Sachs Growth and Income Fund
   2003.................................  50,734     8.93      453     1.40%        1.45%    22.62%
   2002.................................  43,415     7.28      316     1.40%        1.41%   (12.58)%
   2001.................................  49,039     8.33      408     1.40%        0.53%   (10.61)%
  Goldman Sachs Mid Cap Value Fund
   2003................................. 106,801    15.96    1,705     1.40%        0.91%    26.60%
   2002................................. 111,631    12.61    1,408     1.40%        0.94%    (6.03)%
   2001................................. 110,847    13.42    1,488     1.40%        1.14%    10.48%
Janus Aspen Series:
  Balanced Portfolio -- Institutional
   Shares
   2003................................. 390,966    13.14    5,138     1.40%        2.19%    12.46%
   2002................................. 436,123    11.69    5,098     1.40%        2.41%    (7.75)%
   2001................................. 463,443    12.67    5,872     1.40%        1.39%    (6.01)%
  Capital Appreciation Portfolio --
   Institutional Shares
   2003................................. 298,587    11.63    3,472     1.40%        0.48%    18.85%
   2002................................. 326,788     9.78    3,196     1.40%        0.56%   (16.85)%
   2001................................. 395,372    11.77    4,654     1.40%        0.43%   (22.78)%
  Flexible Income Portfolio --
   Institutional Shares
   2003.................................  32,282    13.03      421     1.40%        4.80%     4.91%
   2002.................................  34,323    12.42      426     1.40%        5.07%     8.93%
   2001.................................  19,390    11.41      221     1.40%        3.55%     6.22%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  Growth Portfolio -- Institutional
   Shares
   2003................................. 239,349   $ 9.33   $2,232     1.40%        0.09%    29.89%
   2002................................. 267,105     7.18    1,918     1.40%        0.00%   (27.54)%
   2001................................. 320,393     9.91    3,175     1.40%        0.02%   (25.79)%
  International Growth Portfolio --
   Institutional Shares
   2003................................. 130,958    10.23    1,340     1.40%        1.23%    33.03%
   2002................................. 138,128     7.69    1,062     1.40%        0.85%   (26.63)%
   2001................................. 157,443    10.49    1,652     1.40%        0.32%   (24.32)%
  Mid Cap Growth Portfolio --
   Institutional Shares
   2003................................. 312,231     9.74    3,041     1.40%        0.00%    33.22%
   2002................................. 322,388     7.31    2,357     1.40%        0.00%   (28.94)%
   2001................................. 362,970    10.29    3,735     1.40%        0.00%   (40.30)%
  Worldwide Growth Portfolio --
   Institutional Shares
   2003................................. 224,455     9.18    2,061     1.40%        1.09%    22.26%
   2002................................. 258,634     7.51    1,942     1.40%        0.86%   (26.54)%
   2001................................. 307,051    10.22    3,138     1.40%        0.25%   (23.53)%
MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series --
   Service Class Shares
   2003.................................   5,168    12.74       66     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
   2003.................................  95,143     9.32      887     1.40%        0.00%    23.84%
   2002.................................  95,648     7.53      720     1.40%        0.70%   (28.80)%
   2001................................. 105,970    10.58    1,121     1.40%        0.97%   (32.24)%
  Oppenheimer Bond Fund/VA
   2003................................. 166,154    12.47    2,071     1.40%        6.06%     5.29%
   2002................................. 214,302    11.84    2,537     1.40%        6.86%     7.55%
   2001................................. 174,178    11.01    1,918     1.40%        6.41%     6.27%
  Oppenheimer Capital Appreciation
   Fund/VA
   2003................................. 126,014    11.54    1,455     1.40%        0.36%    29.11%
   2002................................. 116,440     8.94    1,041     1.40%        0.65%   (27.88)%
   2001................................. 144,983    12.40    1,798     1.40%        0.56%   (13.81)%
  Oppenheimer High Income Fund/VA
   2003.................................  61,389    10.89      669     1.40%        7.32%    22.23%
   2002.................................  82,108     8.91      732     1.40%       10.40%    (3.76)%
   2001.................................  95,224     9.26      882     1.40%        7.67%     0.54%
  Oppenheimer Multiple Strategies
   Fund/VA
   2003.................................  68,551    12.61      864     1.40%        3.08%    23.21%
   2002.................................  88,780    10.23      908     1.40%        3.37%   (11.65)%
   2001.................................  79,586    11.58      922     1.40%        2.60%     0.78%
PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio
   2003.................................  41,548     8.15      339     1.40%        0.00%    23.95%
   2002.................................  52,036     6.58      342     1.40%        0.00%   (31.40)%
   2001.................................  62,951     9.59      604     1.40%        0.00%   (41.31)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type I:                                  Units  Unit Value 000s  Net Assets     Ratio     Return
-------                                  ------ ---------- ---- ------------- ---------- ------
  PBHG Large Cap Growth Portfolio
   2003................................. 66,435   $10.74   $713     1.40%        0.00%    29.36%
   2002................................. 73,913     8.30    613     1.40%        0.00%   (30.31)%
   2001................................. 81,850    11.91    975     1.40%        0.00%   (29.29)%
PIMCO Variable Insurance Trust:
  Total Return Portfolio --
   Administrative Class Shares
   2003................................. 15,255    10.10    154     1.40%        3.31%     1.01%
Salomon Brothers Variable Series Fund
  Inc:
  Salomon Brothers Variable Investors
   Fund -- Class I
   2003................................. 18,400    11.12    205     1.40%        1.45%    30.48%
   2002................................. 21,504     8.53    183     1.40%        1.06%   (24.13)%
   2001................................. 22,165    11.24    249     1.40%        0.89%    (5.50)%
  Salomon Brothers Variable Strategic
   Bond Fund -- Class I
   2003................................. 27,243    13.36    364     1.40%        7.70%    11.65%
   2002................................. 22,522    11.97    270     1.40%        5.70%     7.32%
   2001................................. 14,114    11.15    157     1.40%        9.10%     5.41%
  Salomon Brothers Variable Total
   Return Fund -- Class I
   2003................................. 10,899    11.13    121     1.40%        1.64%    14.30%
   2002................................. 14,344     9.74    140     1.40%        1.93%    (8.17)%
   2001.................................  9,589    10.60    102     1.40%        2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
  AIM V.I. Aggressive Growth Fund --
   Series I Shares
   2003.................................    271    12.47      3     1.45%        0.00%    24.84%
  AIM V.I. Basic Value Fund -- Series
   II Shares
   2003.................................  2,061    12.91     27     1.45%        0.00%    29.08%
  AIM V.I. Blue Chip Fund -- Series I
   Shares
   2003.................................  3,783    11.96     45     1.45%        0.00%    23.33%
   2002.................................    151     9.70      1     1.45%        0.00%    (3.02)%
  AIM V.I. Capital Appreciation Fund --
   Series I Shares
   2003................................. 15,406     8.49    131     1.45%        0.00%    27.64%
   2002................................. 10,256     6.65     68     1.45%        0.00%   (25.45)%
   2001.................................  4,333     8.92     39     1.45%        0.00%   (10.77)%
  AIM V.I. Growth Fund -- Series I
   Shares
   2003................................. 32,316     7.70    249     1.45%        0.00%    29.34%
   2002................................. 13,055     5.95     78     1.45%        0.00%   (31.97)%
   2001.................................  4,761     8.75     42     1.45%        0.47%   (12.48)%
  AIM V.I. Premier Equity Fund --
   Series I Shares
   2003................................. 76,578     7.68    588     1.45%        0.34%    23.27)%
   2002................................. 75,286     6.23    469     1.45%        0.49%   (31.27)%
   2001................................. 14,343     9.06    130     1.45%        0.39%    (9.40)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                     Net Assets     Expenses as a Investment
                                                  ----------------- % of Average    Income    Total
Type II:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                  ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003.................................. 163,858   $ 9.27   $1,519     1.45%        0.78%    30.27%
   2002.................................. 113,958     7.12      811     1.45%        0.55%    (7.11)%
   2001..................................  32,844     9.29      305     1.45%        0.00%    (1.31)%
  Premier Growth Portfolio -- Class B
   2003..................................  43,827     7.33      321     1.45%        0.00%    21.58%
   2002..................................  42,999     6.03      259     1.45%        0.00%   (31.85)%
   2001..................................  20,916     8.85      185     1.45%        0.00%   (11.51)%
  Quasar Portfolio -- Class B
   2003..................................   2,719     9.21       25     1.45%        0.00%    46.52%
   2002..................................   2,906     6.28       18     1.45%        0.00%   (33.05)%
   2001..................................     386     9.39        4     1.45%        0.00%    (6.14)%
  Technology Portfolio -- Class B
   2003..................................   3,106    13.18       41     1.45%        0.00%    31.83%
American Century Variable Portfolios,
  Inc:
  VP Value Fund -- Class I
   2003..................................     275    12.63        3     1.45%        0.84%    27.09%
Dreyfus:
  Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2003..................................   1,108    12.66       14     1.45%        0.43%    29.82%
  Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Shares
   2002..................................   7,283     9.63       70     1.45%        1.49%    (1.93)%
   2001..................................     245     9.82        2     1.45%        0.84%    (1.81)%
  Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2003..................................     474     9.90        5     1.45%        0.35%    (0.93)%
  The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2003..................................  12,095     7.50       91     1.45%        0.15%    24.18%
   2002..................................   7,848     6.04       47     1.45%        0.45%   (29.98)%
   2001..................................   1,048     8.63        9     1.45%        0.06%   (13.74)%
Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
   2003..................................  52,650    10.12      533     1.45%        1.64%     1.47%
  VT Income Fund of Boston
   2003..................................   4,885    11.13       54     1.45%        0.00%    11.76%
  VT Worldwide Health Sciences Fund
   2003..................................   3,671    13.33       49     1.45%        0.00%    28.09%
Federated Insurance Series:
  Federated High Income Bond Fund II --
   Service Shares
   2003..................................  60,380    11.50      694     1.45%        6.55%    20.03%
   2002..................................  44,925     9.58      430     1.45%        6.18%    (0.24)%
   2001..................................   2,238     9.59       21     1.45%        0.00%    (0.10)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  Federated International Small Company
   Fund II
   2002.................................   2,096   $ 6.37   $   13     1.45%        0.00%   (18.67)%
   2001.................................      30     7.83       --     1.45%        0.00%   (21.73)%
  Federated Kaufmann Fund II -- Service
   Shares
   2003.................................   6,995    13.31       93     1.45%        0.00%    33.13%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Service Class 2
   2003................................. 157,498     9.67    1,522     1.45%        0.98%    28.14%
   2002.................................  72,137     7.54      544     1.45%        0.45%   (18.35)%
   2001.................................  16,406     9.24      152     1.45%        0.00%    (7.61)%
  VIP Growth Portfolio -- Service Class
   2
   2003.................................  55,200     7.97      440     1.45%        0.09%    30.62%
   2002.................................  31,710     6.11      194     1.45%        0.04%   (31.31)%
   2001.................................   6,389     8.89       57     1.45%        0.00%   (11.12)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Contrafund(R) Portfolio --
   Service Class 2
   2003.................................  72,701    10.62      772     1.45%        0.22%    26.34%
   2002.................................  29,566     8.41      249     1.45%        0.09%   (10.92)%
   2001.................................   3,048     9.44       29     1.45%        0.00%    (5.90)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Service Class 2
   2003.................................  64,991     9.46      615     1.45%        0.85%    21.66%
   2002.................................  19,892     7.77      155     1.45%        0.29%   (18.05)%
   2001.................................   4,205     9.49       40     1.45%        0.00%    (5.14)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003.................................  74,762    12.33      922     1.45%        0.21%    36.25%
   2002.................................  46,954     9.05      425     1.45%        0.12%   (11.33)%
   2001.................................   9,631    10.21       98     1.45%        0.00%    (4.92)%
Franklin Templeton Variable Insurance
  Products Trust:
  Franklin Large Cap Growth Securities
   Fund -- Class 2 Shares
   2003.................................     971    12.32       12     1.45%        0.30%    25.11%
  Mutual Shares Securities Fund --
   Class 2 Shares
   2003.................................   2,707    12.08       33     1.45%        0.50%    23.33%
  Templeton Foreign Securities Fund --
   Class 2 Shares
   2003.................................     921    12.47       11     1.45%        0.05%    30.30%
  Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2003.................................     740    13.13       10     1.45%        1.27%    30.04%
GE Investments Funds, Inc:
  Income Fund
   2003.................................  33,377    10.87      363     1.45%        6.61%     2.10%
   2002.................................   3,625    10.65       39     1.45%        3.28%    (6.47)%
  Mid-Cap Value Equity Fund
   2003................................. 147,857    10.62    1,571     1.45%        1.57%    31.01%
   2002................................. 118,661     8.11      962     1.45%        1.07%   (15.02)%
   2001.................................   9,068     9.54       87     1.45%        1.14%    (1.14)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  Money Market Fund
   2003................................. 779,343   $ 1.00   $  781     1.45%        0.79%    (0.68)%
   2002................................. 275,280     1.01      278     1.45%        1.43%     0.00%
   2001................................. 108,666     1.01      110     1.45%        3.91%     2.46%
  Premier Growth Equity Fund
   2003.................................  48,329     9.21      445     1.45%        0.19%    27.05%
   2002.................................  37,355     7.25      271     1.45%        0.05%   (22.16)%
   2001.................................   2,290     9.31       21     1.45%        0.14%   (10.47)%
  Real Estate Securities Fund
   2003.................................  15,802    12.49      197     1.45%        9.97%    24.92%
  S&P 500(R) Index Fund
   2003................................. 786,490     8.87    6,975     1.45%        1.60%    26.42%
   2002................................. 627,019     7.02    4,402     1.45%        1.64%   (23.49)%
   2001.................................  24,366     9.17      223     1.45%        1.33%   (13.55)%
  Small-Cap Value Equity Fund
   2003................................. 208,180    11.15    2,322     1.45%        0.08%    22.32%
   2002................................. 153,331     9.12    1,398     1.45%        0.45%   (15.11)%
   2001.................................   9,466    10.74      102     1.45%        0.91%     8.37%
  Total Return Fund
   2003.................................  11,203    11.44      128     1.45%        1.76%    14.37%
  U.S. Equity Fund
   2003.................................  75,469     8.93      674     1.45%        0.93%    21.49%
   2002.................................  71,518     7.35      526     1.45%        0.88%   (20.44)%
   2001.................................   2,014     9.24       19     1.45%        1.09%    (9.81)%
  Value Equity Fund
   2003.................................  44,515     9.10      405     1.45%        1.85%    22.26%
   2002.................................  37,464     7.45      279     1.45%        1.41%   (18.76)%
   2001.................................   2,533     9.17       23     1.45%        1.37%    (8.34)%
Janus Aspen Series:
  Balanced Portfolio -- Service Shares
   2003................................. 140,349    10.02    1,406     1.45%        1.98%    12.07%
   2002................................. 110,810     8.94      991     1.45%        2.58%    (8.03)%
   2001.................................  33,503     9.72      326     1.45%        2.04%    (2.84)%
  Capital Appreciation Portfolio --
   Service Shares
   2003.................................  19,713     8.42      166     1.45%        0.28%    18.49%
   2002.................................  18,054     7.11      128     1.45%        0.35%   (17.15)%
   2001.................................   3,985     8.58       34     1.45%        0.37%   (14.23)%
  Global Life Sciences Portfolio --
   Service Shares
   2003.................................   6,531     8.80       57     1.45%        0.00%    24.36%
   2002.................................   4,698     7.07       33     1.45%        0.00%   (30.57)%
   2001.................................   1,137    10.19       12     1.45%        0.00%     1.90%
  Global Technology Portfolio --
   Service Shares
   2003.................................   4,098     6.67       27     1.45%        0.00%    44.35%
   2002.................................   5,022     4.62       23     1.45%        0.00%   (41.79)%
   2001.................................   2,389     7.93       19     1.45%        0.00%   (20.65)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type II:                                 Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                 ------ ---------- ---- ------------- ---------- ------
  Growth Portfolio -- Service Shares
   2003................................. 26,467   $ 7.59   $201     1.45%        0.00%    29.59%
   2002................................. 20,303     5.86    119     1.45%        0.00%   (27.79)%
   2001.................................  4,940     8.11     40     1.45%        0.00%   (18.86)%
  International Growth Portfolio --
   Service Shares
   2003................................. 19,669     8.30    163     1.45%        1.00%    32.58%
   2002.................................  8,952     6.26     56     1.45%        0.64%   (26.84)%
   2001.................................  1,742     8.55     15     1.45%        0.23%   (14.45)%
  Mid Cap Growth Portfolio -- Service
   Shares
   2003................................. 23,130     7.41    171     1.45%        0.00%   (32.81)%
   2002................................. 19,456     5.58    109     1.45%        0.00%   (29.16)%
   2001.................................  4,528     7.87     36     1.45%        0.00%   (21.29)%
  Worldwide Growth Portfolio -- Service
   Shares
   2003................................. 32,786     7.62    250     1.45%        0.91%    21.89%
   2002................................. 23,802     6.25    149     1.45%        0.76%   (26.79)%
   2001.................................  2,421     8.54     21     1.45%        0.19%   (14.62)%
J.P. Morgan Series Trust II:
  Bond Portfolio
   2003.................................  7,394    10.42     77     1.45%        0.63%     2.21%
  Mid Cap Value Portfolio
   2003.................................  9,374    12.98    122     1.45%        0.31%    27.75%
   2002.................................    152    10.16      2     1.45%        0.00%    (1.63)%
  Small Company Portfolio
   2003.................................  1,125    12.88     14     1.45%        0.00%    34.01%
  U.S. Large Cap Core Equity Portfolio
   2003.................................  1,637    12.40     20     1.45%        0.00%    26.28%
MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2003................................. 72,388     7.47    541     1.45%        0.00%    20.83%
   2002................................. 40,187     6.19    249     1.45%        0.00%   (28.77)%
   2001.................................  2,249     8.68     20     1.45%        0.00%   (13.16)%
  MFS(R) Investors Trust Series --
   Service Class Shares
   2003................................. 29,812     8.39    250     1.45%        0.47%    20.07%
   2002................................. 16,546     6.99    116     1.45%        0.31%   (22.30)%
   2001.................................  2,238     9.00     20     1.45%        0.00%   (10.02)%
  MFS(R) New Discovery Series --
   Service Class Shares
   2003................................. 20,670     8.58    177     1.45%        0.00%    31.50%
   2002................................. 10,094     6.52     66     1.45%        0.00%   (32.79)%
   2001.................................    428     9.70      4     1.45%        0.00%    (2.96)%
  MFS(R) Strategic Income Series --
   Service Class Shares
   2003.................................  1,406    11.16     16     1.45%        0.00%     8.50%
  MFS(R) Total Return Series -- Service
   Class Shares
   2003................................. 12,124    11.46    139     1.45%        0.36%    14.32%
   2002.................................    152    10.03      2     1.45%        0.00%    (0.27)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  MFS(R) Utilities Series -- Service
   Class Shares
   2003.................................  52,527   $ 8.03   $  422     1.45%        2.09%    33.61%
   2002.................................  40,100     6.01      241     1.45%        2.08%   (24.02)%
   2001.................................   4,890     7.91       39     1.45%        0.00%   (20.91)%
Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
   2003.................................  24,394    12.36      302     1.45%        0.00%    23.62%
  Nations Marsico International
   Opportunities Portfolio
   2003.................................  39,886    13.39      534     1.45%        0.01%    33.90%
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
   -- Service Shares
   2003.................................   2,535    12.00       30     1.45%        0.00%    20.02%
  Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2003.................................   8,853    12.77      113     1.45%        0.03%    28.80%
  Oppenheimer Global Securities Fund/VA
   -- Service Shares
   2003.................................  48,433    10.13      491     1.45%        0.49%    40.79%
   2002.................................  21,128     7.20      152     1.45%        0.11%   (23.49)%
   2001.................................   3,283     9.41       31     1.45%        0.00%    (5.94)%
  Oppenheimer Main Street Fund/VA --
   Service Shares
   2003................................. 166,822     9.16    1,528     1.45%        0.79%    24.61%
   2002................................. 128,125     7.35      942     1.45%        0.21%   (20.21)%
   2001.................................  12,321     9.21      113     1.45%        0.00%   (11.58)%
  Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2003.................................  26,082    13.40      350     1.45%        0.00%    42.15%
   2002.................................     160     9.43        2     1.45%        0.00%    (5.71)%
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio --
   Administrative Class Shares
   2003.................................   2,416    11.12       27     1.45%        2.64%     0.78%
   2002.................................   2,641    11.04       29     1.45%        1.97%     6.62%
   2001.................................   1,017    10.35       11     1.45%        1.44%     6.02%
  High Yield Portfolio --
   Administrative Class Shares
   2003.................................  72,936    11.84      863     1.45%        7.38%    21.07%
   2002.................................  26,611     9.78      260     1.45%        7.28%    (2.62)%
   2001.................................   5,392    10.04       54     1.45%        2.10%     0.80%
  Long-Term U.S. Government Portfolio
   -- Administrative Class Shares
   2003................................. 170,726    12.66    2,162     1.45%        4.02%     2.39%
   2002................................. 150,388    12.37    1,860     1.45%        3.35%    15.88%
   2001.................................  12,309    10.67      131     1.45%        0.94%     4.31%
  Total Return Portfolio --
   Administrative Class Shares
   2003................................. 389,745    11.76    4,581     1.45%        3.31%     3.52%
   2002................................. 276,091    11.36    3,136     1.45%        3.39%     7.49%
   2001.................................  13,530    10.56      143     1.45%        1.43%     6.78%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                   Net Assets    Expenses as a Investment
                                                 --------------- % of Average    Income    Total
Type II:                                  Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                  ------ ---------- ---- ------------- ---------- ------
Rydex Variable Trust:
  OTC Fund
   2003.................................. 19,786   $ 7.42   $147     1.45%        0.00%    43.31%
   2002.................................. 17,154     5.18     89     1.45%        0.00%   (39.74)%
   2001..................................    308     8.59      3     1.45%        0.00%   (14.09)%
Salomon Brothers Variable Series Fund
  Inc:
  Salomon Brothers Variable All Cap
   Fund -- Class II
   2003..................................  1,469    12.93     19     1.45%        0.00%    29.33%
Scudder Variable Series II:
  Scudder Technology Growth Portfolio
   -- Class B Shares
   2003..................................    349    14.99      5     1.45%        0.00%    44.07%
  SVS Dreman High Return Equity
   Portfolio -- Class B Shares
   2003..................................  4,403    12.46     55     1.45%        1.48%    29.58%
  SVS Dreman Small Cap Value Portfolio
   -- Class B Shares
   2003..................................    522    13.43      7     1.45%        0.00%    39.60%
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
   2003.................................. 15,943    10.37    165     1.45%        0.13%    28.87%
  Emerging Growth Portfolio -- Class II
   Shares
   2003..................................  2,320     8.56     20     1.45%        0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series
   II Shares
   2003..................................    466    12.89      6     1.65%        0.00%    28.91%
  AIM V.I. Capital Appreciation Fund --
   Series I Shares
   2003..................................  1,093     8.45      9     1.65%        0.00%    27.39%
   2002..................................    988     6.63      7     1.65%        0.00%   (25.61)%
   2001..................................    302     8.91      3     1.65%        0.00%   (10.88)%
  AIM V.I. Growth Fund -- Series I
   Shares
   2003..................................    751     7.66      6     1.65%        0.00%    29.08%
   2002..................................    768     5.93      5     1.65%        0.00%   (32.11)%
  AIM V.I. Premier Equity Fund --
   Series I Shares
   2003.................................. 25,335     7.64    193     1.65%        0.34%    23.02%
   2002.................................. 20,837     6.21    129     1.65%        0.49%   (31.41)%
   2001..................................  4,725     9.05     43     1.65%        0.39%   (14.02)%
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003.................................. 63,264     9.22    583     1.65%        0.78%    30.01%
   2002.................................. 64,654     7.09    458     1.65%        0.55%   (23.55)%
   2001.................................. 16,785     9.28    156     1.65%        0.00%    (7.22)%
  Premier Growth Portfolio -- Class B
   2003.................................. 18,188     7.29    133     1.65%        0.00%    21.33%
   2002..................................  6,812     6.01     41     1.65%        0.00%   (31.98)%
   2001..................................  2,429     8.84     21     1.65%        0.00%   (11.62)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
  Quasar Portfolio -- Class B
   2003.................................  1,528   $ 9.16   $ 14     1.65%        0.00%    46.22%
   2002.................................  1,529     6.26     10     1.65%        0.00%   (33.19)%
Dreyfus:
  Dreyfus Investment
   Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002.................................    134     9.60      1     1.65%        1.49%    (2.12)%
  The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2003.................................    565     7.46      4     1.65%        0.15%    23.93%
Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
   2003................................. 26,638    10.09    269     1.65%        1.64%     1.26%
  VT Worldwide Health Sciences Fund
   2003.................................  2,410    13.29     32     1.65%        0.00%    27.83%
Federated Insurance Series:
  Federated High Income Bond Fund II --
   Service Shares
   2003.................................  7,968    11.44     91     1.65%        6.55%    19.78%
   2002.................................  3,837     9.55     37     1.65%        6.18%    (0.44)%
   2001.................................     53     9.58      1     1.65%        0.00%    (0.31)%
  Federated Kaufmann Fund II -- Service
   Shares
   2003.................................  1,979    13.30     26     1.65%        0.00%    32.95%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Service Class 2
   2003................................. 26,370     9.62    254     1.65%        0.98%    27.89%
   2002.................................  9,911     7.52     75     1.65%        0.45%   (18.52)%
   2001.................................  2,062     9.23     19     1.65%        0.00%    (6.80%
  VIP Growth Portfolio -- Service Class
   2
   2003................................. 12,463     7.93     99     1.65%        0.09%    30.36%
   2002................................. 12,319     6.09     75     1.65%        0.04%   (31.45)%
   2001.................................    468     8.88      4     1.65%        0.00%   (19.23)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Contrafund(R) Portfolio --
   Service Class 2
   2003.................................  8,161    10.57     86     1.65%        0.22%    26.08%
   2002.................................  3,086     8.38     26     1.65%        0.09%   (11.10)%
   2001.................................    808     9.43      8     1.65%        0.00%   (13.92)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Service Class 2
   2003................................. 15,727     9.41    148     1.65%        0.85%    21.41%
   2002................................. 10,540     7.75     82     1.65%        0.29%   (18.22)%
   2001.................................    158     9.47      1     1.65%        0.00%   (10.52)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003................................. 26,957    12.27    331     1.65%        0.21%    35.97%
   2002................................. 13,738     9.02    124     1.65%        0.12%   (11.51)%
   2001.................................  1,571    10.20     16     1.65%        0.00%    (5.12)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                   Net Assets    Expenses as a Investment
                                                 --------------- % of Average    Income    Total
Type III:                                 Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------- ---------- ---- ------------- ---------- ------
Franklin Templeton Variable Insurance
  Products Trust:
  Mutual Shares Securities Fund --
   Class 2 Shares
   2003.................................   1,818   $12.05   $ 22     1.65%        0.50%    23.08%
GE Investments Funds, Inc:
  Income Fund
   2003.................................   2,648    10.83     29     1.65%        6.61%     1.89%
  Mid-Cap Value Equity Fund
   2003.................................  11,435    10.57    121     1.65%        1.57%    30.75%
   2002.................................  17,118     8.08    138     1.65%        1.07%   (15.19)%
  Money Market Fund
   2003................................. 123,772     1.00    123     1.65%        0.79%    (0.88)%
   2002................................. 179,540     1.01    181     1.65%        1.43%    (0.20)%
   2001.................................   9,904     1.01     10     1.65%        3.91%     2.25%
  Premier Growth Equity Fund
   2003.................................   2,768     9.16     25     1.65%        0.19%    26.79%
   2002.................................   1,795     7.23     13     1.65%        0.05%   (22.32)%
   2001.................................      29     9.30     --     1.65%        0.14%   (10.65)%
  Real Estate Securities Fund
   2003.................................   1,901    12.48     24     1.65%        9.97%    24.75%
  S&P 500(R) Index Fund
   2003.................................  47,772     8.82    421     1.65%        1.60%    26.16%
   2002.................................  34,661     6.99    242     1.65%        1.64%   (23.65)%
   2001.................................   2,381     9.16     22     1.65%        1.33%   (13.72)%
  Small-Cap Value Equity Fund
   2003.................................  14,785    11.09    164     1.65%        0.08%    22.07%
   2002.................................   8,759     9.09     80     1.65%        0.45%   (15.28)%
   2001.................................   1,266    10.73     14     1.65%        0.91%     8.15%
  Total Return Fund
   2003.................................   8,700    11.42     99     1.65%        1.76%    14.21%
  U.S. Equity Fund
   2003.................................   4,238     8.89     38     1.65%        0.93%    21.24%
   2002.................................   5,075     7.33     37     1.65%        0.88%   (20.60)%
   2001.................................      28     9.23     --     1.65%        1.09%    (9.99)%
  Value Equity Fund
   2003.................................   7,469     9.06     68     1.65%        1.85%    22.01%
   2002.................................   8,216     7.42     61     1.65%        1.41%   (18.93)%
Janus Aspen Series:
  Balanced Portfolio -- Service Shares
   2003.................................  36,951     9.96    368     1.65%        1.98%    11.85%
   2002.................................  41,381     8.91    369     1.65%        2.58%    (8.21)%
   2001.................................   2,523     9.70     24     1.65%        2.04%    (6.48)%
  Capital Appreciation
   Portfolio -- Service Shares
   2003.................................   1,277     8.38     11     1.65%        0.28%    18.25%
   2002.................................   1,214     7.08      9     1.65%        0.35%   (17.32)%
   2001.................................   1,718     8.57     15     1.65%        0.37%   (23.13)%
  Global Life Sciences
   Portfolio -- Service Shares
   2003.................................   8,446     8.75     74     1.65%        0.00%    24.11%
   2002.................................   5,576     7.05     39     1.65%        0.00%   (30.71)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
  Global Technology
   Portfolio -- Service Shares
   2003.................................    332   $ 6.63   $ 2      1.65%        0.00%    44.06%
   2002.................................    333     4.60     2      1.65%        0.00%   (41.91)%
   2001.................................    333     7.93     3      1.65%        0.00%   (38.36)%
  Growth Portfolio -- Service Shares
   2003.................................  6,859     7.55    52      1.65%        0.00%    29.33%
   2002.................................  4,967     5.84    29      1.65%        0.00%   (27.93)%
  International Growth
   Portfolio -- Service Shares
   2003.................................  2,519     8.25    21      1.65%        1.00%    32.32%
   2002.................................    891     6.24     6      1.65%        0.64%   (26.98)%
   2001.................................    470     8.54     4      1.65%        0.23%   (24.70)%
  Mid Cap Growth Portfolio -- Service
   Shares
   2003.................................  2,927     7.37    22      1.65%        0.00%    32.54%
   2002.................................  1,801     5.56    10      1.65%        0.00%   (29.31)%
  Worldwide Growth Portfolio -- Service
   Shares
   2003.................................  9,263     7.58    70      1.65%        0.91%    21.64%
   2002................................. 10,366     6.23    65      1.65%        0.76%   (26.94)%
   2001.................................    440     8.53     4      1.65%        0.19%   (23.90)%
J.P. Morgan Series Trust II:
  Mid Cap Value Portfolio
   2003.................................  1,695    12.95    22      1.65%        0.31%    27.49%
  Small Company Portfolio
   2003.................................  1,721    12.85    22      1.65%        0.00%    33.74%
MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2003.................................  5,766     7.44    43      1.65%        0.00%    20.58%
   2002................................. 15,424     6.17    95      1.65%        0.00%   (28.91)%
   2001.................................    504     8.67     4      1.65%        0.00%   (26.08)%
  MFS(R) Investors Trust
   Series -- Service Class Shares
   2003.................................  5,421     8.35    45      1.65%        0.47%    19.83%
   2002.................................  5,971     6.97    42      1.65%        0.31%   (22.46)%
   2001.................................    426     8.99     4      1.65%        0.00%   (17.49)%
  MFS(R) New Discovery
   Series -- Service Class Shares
   2003.................................  4,938     8.53    42      1.65%        0.00%    31.23%
   2002.................................  2,072     6.50    13      1.65%        0.00%   (32.93)%
  MFS(R) Utilities Series -- Service
   Class Shares
   2003.................................  7,726     7.99    62      1.65%        2.09%    33.34%
   2002.................................  8,996     5.99    54      1.65%        2.08%   (24.17)%
   2001.................................     62     7.90    --      1.65%        0.00%   (25.70)%
Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
   2003.................................  7,561    12.35    93      1.65%        0.00%    23.45%
  Nations Marsico International
   Opportunities Portfolio
   2003.................................  5,090    13.37    68      1.65%        0.01%    33.72%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth
   Fund/VA -- Service Shares
   2003.................................    126   $11.99   $  2     1.65%        0.00%    19.86%
  Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2003.................................  8,202    10.08     83     1.65%        0.49%    40.51%
   2002.................................  3,631     7.17     26     1.65%        0.11%   (23.65)%
   2001.................................    924     9.39      9     1.65%        0.00%   (13.63)%
  Oppenheimer Main Street
   Fund/VA -- Service Shares
   2003................................. 34,292     9.11    313     1.65%        0.79%    24.35%
   2002................................. 24,867     7.33    182     1.65%        0.21%   (20.37)%
   2001.................................  2,197     9.20     20     1.65%        0.00%   (11.76)%
  Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2003.................................  4,423    13.37     59     1.65%        0.00%    41.87%
PIMCO Variable Insurance Trust:
  Foreign Bond
   Portfolio -- Administrative Class
   Shares
   2003.................................  1,590    11.06     18     1.65%        2.64%     0.57%
   2002.................................  1,640    11.00     18     1.65%        1.97%     6.40%
   2001.................................    797    10.34      8     1.65%        1.44%     5.80%
  High Yield
   Portfolio -- Administrative Class
   Shares
   2003................................. 26,070    11.77    307     1.65%        7.38%    20.82%
   2002................................. 13,819     9.74    135     1.65%        7.28%    (2.82)%
   2001.................................    317    10.03      3     1.65%        2.10%     0.59%
  Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares
   2003................................. 23,243    12.60    293     1.65%        4.02%     2.18%
   2002................................. 27,306    12.33    337     1.65%        3.35%    15.64%
   2001................................. 10,046    10.66    107     1.65%        0.94%     4.09%
  Total Return
   Portfolio -- Administrative Class
   Shares
   2003................................. 85,023    11.69    994     1.65%        3.31%     3.31%
   2002................................. 62,340    11.32    706     1.65%        3.39%     7.27%
   2001.................................  8,306    10.55     88     1.65%        1.43%     6.57%
Rydex Variable Trust:
  OTC Fund
   2003.................................  4,636     7.38     34     1.65%        0.00%    43.02%
   2002.................................  5,514     5.16     28     1.65%        0.00%   (39.86)%
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
   2003.................................  1,315    10.34     14     1.65%        0.13%    28.61%
Emerging Growth Portfolio -- Class II
  Shares................................
   2003.................................     12     8.53     --     1.65%        0.00%    18.77%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets   Expenses as a Investment
                                                                 ------------- % of Average    Income    Total
                                                          Units  Unit           Net Assets     Ratio     Return
                        Type IV:                         ------- Value   000s  ------------- ---------- ------
----------------------------------------------------------       ---------------             -
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2003.................................................   3,492 $12.45 $   43     1.60%        0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II Shares
   2003.................................................  19,517  12.89    252     1.60%        0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2003.................................................   1,160  11.94     14     1.60%        0.00%    23.14%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2003.................................................  12,730   9.43    120     1.60%        0.00%    27.45%
   2002.................................................   5,694   7.40     42     1.60%        0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I Shares
   2003.................................................  17,646   8.90    157     1.60%        0.00%    29.14%
   2002.................................................   8,091   6.89     56     1.60%        0.00%   (31.08)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003.................................................  29,648   8.63    256     1.60%        0.34%    23.08%
   2002.................................................  18,661   7.01    131     1.60%        0.49%   (29.91)%
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B
   2003................................................. 169,732   9.84  1,669     1.60%        0.78%    30.07%
   2002.................................................  70,629   7.56    534     1.60%        0.55%   (24.38)%
 Premier Growth Portfolio -- Class B
   2003.................................................  66,220   8.66    573     1.60%        0.00%    21.39%
   2002.................................................  10,095   7.13     72     1.60%        0.00%   (28.70)%
 Quasar Portfolio -- Class B
   2003.................................................   8,989   9.92     89     1.60%        0.00%    46.30%
   2002.................................................   7,344   6.78     50     1.60%        0.00%   (32.21)%
 Technology Portfolio -- Class B
   2003.................................................   8,384  13.17    110     1.60%        0.00%    31.69%
American Century Variable Portfolios, Inc:
 VP Income & Growth Fund -- Class I
   2003.................................................   8,523  12.52    107     1.60%        0.00%    27.28%
 VP International Fund -- Class I
   2003.................................................   2,047  11.92     24     1.60%        0.00%    22.52%
 VP Ultra Fund -- Class I
   2003.................................................     662  11.83      8     1.60%        0.00%    22.90%
 VP Value Fund -- Class I
   2003.................................................  63,811  12.61    805     1.60%        0.84%    26.90%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio
   -- Initial Shares
   2003.................................................   1,353  12.63     17     1.60%        0.43%    29.62%
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002.................................................   6,285   8.98     56     1.60%        1.49%   (10.21)%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2003.................................................     550   9.88      5     1.60%        0.35%    (1.08)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets   Expenses as a Investment
                                                                 ------------- % of Average    Income    Total
                                                          Units  Unit           Net Assets     Ratio     Return
                        Type IV:                         ------- Value   000s  ------------- ---------- ------
----------------------------------------------------------       ---------------             -
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2003.................................................   2,414 $ 8.77 $   21     1.60%        0.15%    23.99%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003.................................................  28,306  10.10    286     1.60%        1.64%     1.31%
 VT Income Fund of Boston
   2003.................................................   8,856  11.11     98     1.60%        0.00%    11.59%
 VT Worldwide Health Sciences Fund
   2003.................................................  13,554  13.30    180     1.60%        0.00%    27.90%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2003.................................................  37,414  11.75    439     1.60%        6.55%    19.85%
   2002.................................................  12,646   9.80    124     1.60%        6.18%    (1.99)%
 Federated International Small Company Fund II
   2002.................................................   2,767   7.92     22     1.60%        0.00%   (20.84)%
 Federated Kaufmann Fund II -- Service Shares
   2003.................................................  17,950  13.30    239     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003................................................. 102,175  10.05  1,027     1.60%        0.98%    27.95%
   2002.................................................  33,456   7.85    263     1.60%        0.45%   (21.47)%
 VIP Growth Portfolio -- Service Class 2
   2003.................................................  62,076   8.88    551     1.60%        0.09%    30.42%
   2002.................................................  20,580   6.81    140     1.60%        0.04%   (31.93)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003................................................. 135,316  11.08  1,499     1.60%        0.22%    26.15%
   2002.................................................  60,564   8.78    532     1.60%        0.09%   (12.17)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Service Class 2
   2003.................................................  33,551   9.89    332     1.60%        0.85%    21.47%
   2002.................................................  19,172   8.15    156     1.60%        0.29%   (18.54)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003.................................................  95,913  11.94  1,145     1.60%        0.21%    36.04%
   2002.................................................  48,119   8.77    422     1.60%        0.12%   (12.26)%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2003.................................................   6,139  12.30     75     1.60%        0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2003.................................................   6,192  12.05     75     1.60%        0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2003.................................................  43,314  12.45    539     1.60%        0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2003.................................................     896  13.10     12     1.60%        1.27%    29.84%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Net Assets   Expenses as a Investment
                                                           ------------- % of Average    Income    Total
                                                    Units  Unit           Net Assets     Ratio     Return
                     Type IV:                      ------- Value   000s  ------------- ---------- ------
----------------------------------------------------       ---------------             -
GE Investments Funds, Inc:
 Income Fund
   2003...........................................  84,484 $10.84 $  916     1.60%        6.61%     1.94%
   2002...........................................   1,450  10.64     15     1.60%        3.28%     6.36%
 Mid-Cap Value Equity Fund
   2003...........................................  60,649  10.49    636     1.60%        1.57%    30.81%
   2002...........................................  28,293   8.02    227     1.60%        1.07%   (19.81)%
 Money Market Fund
   2003........................................... 689,523   0.99    683     1.60%        0.79%    (0.83)%
   2002........................................... 449,804   1.00    450     1.60%        1.43%    (0.16)%
 Premier Growth Equity Fund
   2003...........................................  36,081   9.64    348     1.60%        0.19%    26.85%
   2002...........................................  11,446   7.60     87     1.60%        0.05%   (24.00)%
 Real Estate Securities Fund
   2003...........................................  13,021  12.48    162     1.60%        9.97%    24.79%
 S&P 500(R) Index Fund
   2003........................................... 337,746   9.51  3,213     1.60%        1.60%    26.22%
   2002...........................................  46,625   7.54    352     1.60%        1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2003...........................................  91,102  10.27    936     1.60%        0.08%    22.13%
   2002...........................................  51,245   8.41    431     1.60%        0.45%   (15.89)%
 Total Return Fund
   2003...........................................  31,429  11.42    359     1.60%        1.76%    14.25%
 U.S. Equity Fund
   2003...........................................  20,235   9.45    191     1.60%        0.93%    21.31%
   2002...........................................  12,337   7.79     96     1.60%        0.88%   (22.13)%
 Value Equity Fund
   2003...........................................  57,237   9.62    551     1.60%        1.85%    22.07%
   2002...........................................  26,584   7.88    209     1.60%        1.41%   (21.18)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund --
   Class II
   2003...........................................   2,366  12.56     30     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003........................................... 167,564  10.17  1,704     1.60%        1.98%    11.90%
   2002...........................................  80,645   9.09    733     1.60%        2.58%    (9.10)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................   3,856   9.97     38     1.60%        0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................   2,674   9.42     25     1.60%        0.00%    24.17%
   2002...........................................     198   7.59      2     1.60%        0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2003...........................................   4,316   8.59     37     1.60%        0.00%    44.13%
   2002...........................................   3,896   5.96     23     1.60%        0.00%   (40.39)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                               Net Assets  Expenses as a Investment
                                                               ----------- % of Average    Income    Total
                                                        Units  Unit         Net Assets     Ratio     Return
                       Type IV:                         ------ Value  000s ------------- ---------- ------
---------------------------------------------------------      -------------             -
 Growth Portfolio -- Service Shares
   2003................................................  9,756 $ 9.16 $ 89     1.60%        0.00%    29.39%
   2002................................................  6,285   7.08   45     1.60%        0.00%   (29.22)%
 International Growth Portfolio -- Service Shares
   2003................................................ 30,783   9.71  299     1.60%        1.00%    32.38%
   2002................................................  5,962   7.33   44     1.60%        0.64%   (26.67)%
 Mid Cap Growth Portfolio -- Service Shares
   2003................................................  6,079  10.27   62     1.60%        0.00%    32.61%
   2002................................................  5,577   7.74   43     1.60%        0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2003................................................ 40,941   8.93  366     1.60%        0.91%    21.70%
   2002................................................ 33,137   7.34  243     1.60%        0.76%   (26.60)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2003................................................ 23,893  10.40  248     1.60%        0.63%     2.06%
 International Opportunities Portfolio
   2003................................................    950  12.86   12     1.60%        0.00%    30.33%
 Mid Cap Value Portfolio
   2003................................................ 52,773  12.96  684     1.60%        0.31%    27.55%
 Small Company Portfolio
   2003................................................  4,609  12.86   59     1.60%        0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2003................................................  2,737  12.37   34     1.60%        0.00%    26.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2003................................................ 51,479   8.73  450     1.60%        0.00%    20.64%
   2002................................................ 20,603   7.24  149     1.60%        0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003................................................ 86,862   9.23  801     1.60%        0.47%    19.89%
   2002................................................ 35,076   7.70  270     1.60%        0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2003................................................ 45,717   8.97  410     1.60%        0.00%    31.30%
   2002................................................  7,509   6.83   51     1.60%        0.00%   (31.66)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2003................................................  5,724  11.13   64     1.60%        0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2003................................................  5,547  11.44   63     1.60%        0.36%    14.15%
 MFS(R) Utilities Series -- Service Class Shares
   2003................................................  8,480  10.65   90     1.60%        2.09%    33.41%
   2002................................................  4,054   7.99   32     1.60%        2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003................................................ 17,018  12.35  210     1.60%        0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2003................................................  8,270  13.38  111     1.60%        0.01%    33.77%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                Net Assets   Expenses as a Investment
                                                               ------------- % of Average    Income    Total
                                                        Units  Unit           Net Assets     Ratio     Return
                       Type IV:                        ------- Value   000s  ------------- ---------- ------
--------------------------------------------------------       ---------------             -
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003...............................................   4,842 $11.99 $   58     1.60%        0.00%    19.90%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2003...............................................  66,420  12.74    846     1.60%        0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003...............................................  89,718  10.53    945     1.60%        0.49%    40.58%
   2002...............................................  47,524   7.49    356     1.60%        0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003............................................... 242,188   9.74  2,359     1.60%        0.79%    24.42%
   2002............................................... 127,593   7.83    999     1.60%        0.21%   (21.70)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2003...............................................  53,612  13.38    717     1.60%        0.00%    41.94%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003...............................................   3,381  10.72     36     1.60%        2.64%     0.62%
   2002...............................................   3,186  10.65     34     1.60%        1.97%    (6.50)%
 High Yield Portfolio -- Administrative Class Shares
   2003...............................................  76,350  11.74    897     1.60%        7.38%    20.88%
   2002...............................................  39,904   9.71    387     1.60%        7.28%    (2.85)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2003............................................... 130,619  11.96  1,562     1.60%        4.02%     2.23%
   2002............................................... 101,339  11.70  1,186     1.60%        3.35%   (16.97)%
 Total Return Portfolio -- Administrative Class Shares
   2003............................................... 389,832  11.05  4,309     1.60%        3.31%     3.36%
   2002............................................... 242,867  10.69  2,596     1.60%        3.39%    (6.94)%
The Prudential Series Fund, Inc:
 Jennison Portfolio -- Class II
   2003...............................................   4,620  12.12     56     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2003...............................................  26,900   8.77    236     1.60%        0.00%    43.09%
   2002...............................................  13,798   6.13     85     1.60%        0.00%   (38.70)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003...............................................   1,498  12.92     19     1.60%        0.00%    29.20%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares
   2003...............................................   2,760  14.96     41     1.60%        0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2003...............................................  17,801  12.44    221     1.60%        1.48%    29.38%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                 Net Assets  Expenses as a Investment
                                                                 ----------- % of Average    Income    Total
                                                          Units  Unit         Net Assets     Ratio     Return
                        Type IV:                          ------ Value  000s ------------- ---------- ------
-----------------------------------------------------------      -------------             -
 SVS Dreman Small Cap Value Portfolio -- Class B Shares
   2003..................................................  3,257 $13.40 $ 44     1.60%        0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003.................................................. 23,679  10.35  245     1.60%        0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2003..................................................  6,477   8.54   55     1.60%        0.00%    18.83%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003..................................................  6,296  12.88   81     1.80%        0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2003..................................................  2,931   9.39   28     1.80%        0.00%    27.19%
 AIM V.I. Growth Fund -- Series I Shares
   2003..................................................  3,385   8.87   30     1.80%        0.00%    28.88%
   2002..................................................  1,967   6.88   14     1.80%        0.00%   (26.15)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003..................................................  6,455   8.59   55     1.80%        0.34%    22.83%
   2002.................................................. 15,527   7.00  109     1.80%        0.49%   (30.03)%
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B
   2003.................................................. 72,558   9.80  711     1.80%        0.78%    29.81%
   2002.................................................. 29,436   7.55  222     1.80%        0.55%   (24.51)%
 Premier Growth Portfolio -- Class B
   2003.................................................. 16,464   8.62  142     1.80%        0.00%    21.15%
   2002..................................................  3,300   7.12   23     1.80%        0.00%   (28.81)%
 Technology Portfolio -- Class B
   2003..................................................  3,005  13.15   40     1.80%        0.00%    31.51%
American Century Variable Portfolios, Inc:
 VP Ultra Fund -- Class I
   2003..................................................    902  11.80   11     1.80%        0.00%    22.65%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets Portfolio
   -- Initial Shares
   2002..................................................  1,178   8.96   11     1.80%        1.49%   (10.36)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003..................................................  8,927  10.07   90     1.80%        1.64%     1.11%
 VT Income Fund of Boston
   2003..................................................    115  11.08    1     1.80%        0.00%    11.36%
 VT Worldwide Health Sciences Fund
   2003..................................................  1,094  13.27   15     1.80%        0.00%    27.64%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2003.................................................. 10,220  11.70  120     1.80%        6.55%    19.60%
   2002..................................................  1,030   9.78   10     1.80%        6.18%    (2.16)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets  Expenses as a Investment
                                                                  ----------- % of Average    Income    Total
                                                           Units  Unit         Net Assets     Ratio     Return
                         Type V:                          ------- Value  000s ------------- ---------- ------
-----------------------------------------------------------       -------------             -
 Federated International Small Company Fund II
   2002..................................................     427 $ 7.90 $  3     1.80%        0.00%   (20.97)%
 Federated Kaufmann Fund II -- Service Shares
   2003..................................................   3,471  13.28   46     1.80%        0.00%    32.81%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003..................................................  52,444  10.01  525     1.80%        0.98%    27.69%
   2002..................................................  22,674   7.84  178     1.80%        0.45%   (21.60)%
 VIP Growth Portfolio -- Service Class 2
   2003..................................................   4,875   8.85   43     1.80%        0.09%    30.16%
   2002..................................................   1,830   6.80   12     1.80%        0.04%   (32.04)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003..................................................  13,793  11.04  152     1.80%        0.22%    25.89%
   2002..................................................   2,258   8.77   20     1.80%        0.09%   (12.32)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Service Class 2
   2003..................................................  13,084   9.86  129     1.80%        0.85%    21.22%
   2002..................................................  10,477   8.13   85     1.80%        0.29%   (18.68)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003..................................................  44,549  11.89  530     1.80%        0.21%    35.77%
   2002..................................................  42,836   8.76  375     1.80%        0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2003..................................................     906  12.02   11     1.80%        0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2003..................................................     202  12.41    3     1.80%        0.05%    29.84%
 Templeton Global Asset Allocation Fund -- Class 2 Shares
   2003..................................................     734  13.07   10     1.80%        1.27%    29.58%
GE Investments Funds, Inc:
 Income Fund
   2003..................................................  13,639  10.81  147     1.80%        6.61%     1.73%
   2002..................................................     160  10.62    2     1.80%        3.28%     6.20%
 Mid-Cap Value Equity Fund
   2003..................................................  32,636  10.45  341     1.80%        1.57%    30.55%
   2002..................................................  19,610   8.01  157     1.80%        1.07%   (19.94)%
 Money Market Fund
   2003.................................................. 526,897   0.99  520     1.80%        0.79%    (1.03)%
   2002.................................................. 686,286   1.00  686     1.80%        1.43%    (0.33)%
 Premier Growth Equity Fund
   2003..................................................  10,227   9.61   98     1.80%        0.19%    26.60%
   2002..................................................   1,455   7.59   11     1.80%        0.05%   (24.13)%
 Real Estate Securities Fund
   2003..................................................   9,370  12.46  117     1.80%        9.97%    24.62%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Net Assets   Expenses as a Investment
                                                           ------------- % of Average    Income    Total
                                                    Units  Unit           Net Assets     Ratio     Return
                     Type V:                       ------- Value   000s  ------------- ---------- ------
----------------------------------------------------       ---------------             -
 S&P 500(R) Index Fund
   2003........................................... 126,905 $ 9.48 $1,203     1.80%        1.60%    25.97%
   2002...........................................  60,298   7.52    453     1.80%        1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2003...........................................  18,869  10.23    193     1.80%        0.08%    21.88%
   2002...........................................  13,607   8.40    114     1.80%        0.45%    16.03%
 Total Return Fund
   2003...........................................  10,503  11.41    120     1.80%        1.76%    14.09%
 U.S. Equity Fund
   2003...........................................   8,202   9.41     77     1.80%        0.93%    21.06%
   2002...........................................   2,356   7.77     18     1.80%        0.88%   (22.26)%
 Value Equity Fund
   2003...........................................  26,208   9.59    251     1.80%        1.85%    21.82%
   2002...........................................   9,306   7.87     73     1.80%        1.41%   (21.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund --
   Class II
   2003...........................................     163  12.54      2     1.80%        0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003........................................... 127,350  10.13  1,291     1.80%        1.98%    11.68%
   2002........................................... 109,084   9.07    989     1.80%        2.58%    (9.26)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................   2,041   9.93     20     1.80%        0.28%    18.07%
   2002...........................................   3,613   8.41     30     1.80%        0.35%   (15.86)%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................   1,600   9.39     15     1.80%        0.00%    23.92%
   2002...........................................   2,891   7.58     22     1.80%        0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2003...........................................   1,399   8.56     12     1.80%        0.00%    43.84%
   2002...........................................   4,779   5.95     28     1.80%        0.00%   (40.49)%
 Growth Portfolio -- Service Shares
   2003...........................................   3,021   9.12     28     1.80%        0.00%    29.13%
   2002...........................................   1,124   7.07      8     1.80%        0.00%   (29.93)%
 International Growth Portfolio -- Service Shares
   2003...........................................   5,991   9.67     58     1.80%        1.00%    32.11%
   2002...........................................   1,352   7.32     10     1.80%        0.64%    26.79%
 Mid Cap Growth Portfolio -- Service Shares
   2003...........................................   1,037  10.23     11     1.80%        0.00%    32.34%
   2002...........................................   1,109   7.73      9     1.80%        0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2003...........................................   6,217   8.90     55     1.80%        0.91%    21.46%
   2002...........................................   4,893   7.33     36     1.80%        0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2003...........................................     534  10.37      6     1.80%        0.63%     1.85%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                 Net Assets   Expenses as a Investment
                                                                ------------- % of Average    Income    Total
                                                         Units  Unit           Net Assets     Ratio     Return
                        Type V:                         ------- Value   000s  ------------- ---------- ------
---------------------------------------------------------       ---------------             -
 International Opportunities Portfolio
   2003................................................     973 $12.83 $   12     1.80%        0.00%    30.06%
 Mid Cap Value Portfolio
   2003................................................   1,094  12.92     14     1.80%        0.31%    27.30%
 Small Company Portfolio
   2003................................................      40  12.82      1     1.80%        0.00%    33.53%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2003................................................  38,613   8.70    336     1.80%        0.00%    20.40%
   2002................................................  34,313   7.23    248     1.80%        0.00%   (27.74)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003................................................  13,905   9.19    128     1.80%        0.47%    19.64%
   2002................................................   7,610   7.68     58     1.80%        0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2003................................................   2,627   8.94     23     1.80%        0.00%    31.03%
   2002................................................     101   6.82      1     1.80%        0.00%   (31.78)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2003................................................     952  11.10     11     1.80%        0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2003................................................     175  11.41      2     1.80%        0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2003................................................   2,712  10.61     29     1.80%        2.09%    33.13%
   2002................................................   1,548   7.97     12     1.80%        2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2003................................................   1,127  13.36     15     1.80%        0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003................................................     101  11.97      1     1.80%        0.00%    19.73%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2003................................................     997  12.71     13     1.80%        0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003................................................  37,800  10.49    397     1.80%        0.49%    40.29%
   2002................................................  19,752   7.48    148     1.80%        0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003................................................ 168,642   9.71  1,637     1.80%        0.79%    24.16%
   2002................................................ 136,697   7.82  1,069     1.80%        0.21%   (21.83)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2003................................................   8,173  13.34    109     1.80%        0.00%    41.65%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                Net Assets   Expenses as a Investment
                                                               ------------- % of Average    Income    Total
                                                        Units  Unit           Net Assets     Ratio     Return
                       Type V:                         ------- Value   000s  ------------- ---------- ------
--------------------------------------------------------       ---------------             -
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003...............................................   9,075 $10.68 $   97     1.80%        2.64%     0.42%
   2002...............................................   8,408  10.63     89     1.80%        1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2003...............................................  22,290  11.70    261     1.80%        7.38%    20.64%
   2002...............................................  12,000   9.70    116     1.80%        7.28%    (3.01)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2003............................................... 105,328  11.91  1,255     1.80%        4.02%     2.03%
   2002...............................................  92,981  11.68  1,086     1.80%        3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2003............................................... 142,859  11.01  1,573     1.80%        3.31%     3.15%
   2002............................................... 111,409  10.68  1,190     1.80%        3.39%     6.76%
The Prudential Series Fund, Inc:
 Jennison Portfolio -- Class II
   2003...............................................     670  12.10      8     1.80%        0.00%    21.00%
Rydex Variable Trust:
 OTC Fund
   2003...............................................     634   8.74      6     1.80%        0.00%    42.80%
   2002...............................................     699   6.12      4     1.80%        0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares
   2003...............................................     582  14.92      9     1.80%        0.00%    43.56%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2003...............................................      38  13.36      1     1.80%        0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003...............................................   7,135  10.31     74     1.80%        0.13%    28.42%
   2002...............................................   2,539   8.03     20     1.80%        0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2003...............................................     842   8.51      7     1.80%        0.00%    18.59%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2003 and 2002

                  (With Independent Auditors' Report Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2003

                                                                            Page
                                                                            ----
Financial Statements:

   Independent Auditors' Report............................................ F-1

   Balance Sheets.......................................................... F-2

   Statements of Income.................................................... F-3

   Statements of Shareholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

                         Independent Auditors' Report

The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2003 and 2002, and the related statements of income, shareholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Notes 1 and 4, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

                                          /S/  KPMG LLP

Richmond, Virginia
February 6, 2004

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
            (Dollar amounts in millions, except per share amounts)

                                December 31,
                              -----------------
                                2003     2002
                              -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value........... $4,147.7 $3,436.7
   Equity securities
     available-for-sale,
     at fair value...........     45.4     36.9
   Mortgage loans, net
     of valuation
     allowance of $4.2
     and $3.0 at
     December 31, 2003
     and 2002,
     respectively............    485.5    343.4
   Policy Loans..............      1.3      1.3
   Other invested assets.....     62.4       --
   Short-term investments....     34.9     34.9
                              -------- --------
       Total investments.....  4,777.2  3,853.2
                              -------- --------
Cash and cash equivalents....     28.3     39.3
Accrued investment income....     79.9     64.8
Deferred acquisition
  costs......................    232.1    234.1
Goodwill.....................     54.1     54.1
Intangible assets............     82.9     97.6
Other assets.................     18.7    101.9
Reinsurance recoverable......     18.6     13.8
Separate account assets......    146.0     98.6
                              -------- --------
       Total assets.......... $5,437.8 $4,557.4
                              ======== ========
Liabilities and
Shareholder's Interest
Liabilities:
   Future annuity and
     contract benefits....... $4,309.7 $3,665.9
   Liability for policy
     and contract claims.....    141.1    105.9
   Unearned premiums.........     44.6     46.3
   Other policyholder
     liabilities.............     25.8     55.2
   Accounts payable and
     accrued expenses........    175.7     25.2
   Separate account
     liabilities.............    146.0     98.6
                              -------- --------
       Total liabilities.....  4,842.9  3,997.1
                              -------- --------
Shareholder's interest:
   Net unrealized
     investment gains........     70.1     54.2
                              -------- --------
   Accumulated non-owner
     changes in equity.......     70.1     54.2
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)............      2.0      2.0
   Additional paid-in
     capital.................    422.6    422.6
   Retained earnings.........    100.2     81.5
                              -------- --------
       Total
         shareholder's
         interest............    594.9    560.3
                              -------- --------
       Total liabilities
         and
         shareholder's
         interest............ $5,437.8 $4,557.4
                              ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ----------------------
                               2003     2002    2001
                              ------   ------  ------
Revenues:
   Net investment income..... $245.5   $220.7  $195.8
   Premiums..................  236.5    221.5   188.6
   Net realized
     investment gains........    3.1      7.5    22.2
   Other income..............    2.8      1.2     1.3
                              ------   ------  ------
       Total revenues........  487.9    450.9   407.9
                              ------   ------  ------
Benefits and expenses:
   Benefits and other
     changes in policy
     reserves................  253.2    259.3   155.5
   Interest credited.........  142.7    129.6   113.5
   Commissions...............   63.0     68.2    79.0
   General expenses..........   41.6     35.1    30.3
   Amortization of
     intangibles, net........   10.5      2.1    11.8
   Change in deferred
     acquisition costs,
     net.....................  (51.8)   (56.6)  (56.5)
                              ------   ------  ------
       Total benefits
         and expenses........  459.2    437.7   333.6
                              ------   ------  ------
Income before income
  taxes......................   28.7     13.2    74.3
Provision for income
  taxes......................   10.0      0.4    27.3
                              ------   ------  ------
Net income................... $ 18.7   $ 12.8  $ 47.0
                              ======   ======  ======


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Shareholder's Interest
            (Dollar amounts in millions, except per share amounts)


                                                   Accumulated
                          Common Stock  Additional  Non-owner   Total       Total
                          -------------  Paid-In   Changes In  Retained Shareholder's
                          Shares Amount  Capital     Equity    Earnings   Interest
                          ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2001................... 2,000   $2.0    $342.6     $ 29.7     $ 21.7     $396.0
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       47.0       47.0
  Net unrealized loss on
   investment
   securities(a).........    --     --        --      (32.4)        --      (32.4)
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       14.6
  Capital contribution...    --     --      45.0         --         --       45.0
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2001................... 2,000    2.0     387.6       (2.7)      68.7      455.6
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       12.8       12.8
  Net unrealized gain on
   investment
   securities(a).........    --     --        --       56.9         --       56.9
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       69.7
  Capital contribution...    --     --      35.0         --         --       35.0
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002................... 2,000    2.0     422.6       54.2       81.5     $560.3
                          -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       18.7       18.7
  Net unrealized gain on
   investment
   securities(a).........    --     --        --       15.9         --       15.9
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       34.6
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003................... 2,000   $2.0    $422.6     $ 70.1     $100.2     $594.9
                          =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred tax asset (liability) of $(8.3), $(30.8), and $17.7 million in 2003, 2002 and 2001, respectively.


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                   Years Ended December 31,
                               -------------------------------
                                  2003       2002       2001
                               ---------  ---------  ---------
Cash flows from
  operating activities:
  Net income.................. $    18.7  $    12.8  $    47.0
                               ---------  ---------  ---------
  Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Change in future
     policy benefits..........     308.5      325.7      219.5
   Net realized
     investment (gains).......      (3.1)      (7.5)     (22.2)
   Amortization of
     investment premiums
     and discounts............      15.8        4.4       (1.4)
   Amortization of
     intangibles, net.........      10.5        2.1       11.8
   Deferred income tax
     (benefit) provision......      27.3      (13.7)      14.2
   Change in certain
     assets and
     liabilities:
     (Increase) decrease
       in:
       Accrued
         investment
         income...............     (15.1)       4.3      (18.5)
       Deferred
         acquisition
         costs, net...........     (51.8)     (56.6)     (56.5)
       Other assets, net......      83.2      149.1     (248.4)
     Increase (decrease)
       in:
       Other
         policyholder
         related balances.....     (29.4)     (15.3)      37.4
       Policy and
         contract claims......      29.2       32.2       16.0
       Accounts payable
         and accrued
         expenses.............      51.2     (122.9)     117.9
                               ---------  ---------  ---------
  Total adjustments...........     426.3      301.8       69.8
                               ---------  ---------  ---------
  Net cash provided by
   operating activities.......     445.0      314.6      116.8
                               ---------  ---------  ---------
Cash flows from
  investing activities:
  Short-term investing
   activities, net............        --      (29.9)      69.0
  Proceeds from sales
   and maturities of
   investments in
   securities.................     851.2    1,201.1    1,276.3
  Purchases of securities.....  (1,499.6)  (1,835.2)  (1,965.6)
  Mortgage and policy
   loan originations..........    (201.1)     (69.7)     (34.2)
  Principal collected on
   mortgage and policy
   loans......................      57.1       64.6       24.5
                               ---------  ---------  ---------
       Net cash used in
         investing
         activities...........    (792.4)    (669.1)    (630.0)
                               ---------  ---------  ---------
Cash flows from
  financing activities:
  Proceeds from issuance
   of investment
   contracts..................     557.5      583.9      692.5
  Capital Contribution........        --       35.0       45.0
  Redemption and benefit
   payments on
   investment contracts.......    (221.1)    (228.6)    (222.8)
                               ---------  ---------  ---------
       Net cash provided
         by financing
         activities...........     336.4      390.3      514.7
                               ---------  ---------  ---------
       Net increase
         (decrease) in
         cash and cash
         equivalents..........     (11.0)      35.8        1.5
Cash and cash
  equivalents at
  beginning of year...........      39.3        3.5        2.0
                               ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year........................ $    28.3  $    39.3  $     3.5
                               =========  =========  =========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is wholly-owned, directly or indirectly, by General Electric Company ("GE").

   On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including GECLA-NY. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

  Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  Products

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, and variable life; (2) Protection, which includes our life and long-term care insurance; (3) Corporate and Other, which includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2003, 2002 and 2001, 55%, 78%, and 87% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 34%, 55%, and 59%, respectively, of total product sales.

  Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

  Cash and Cash Equivalents

   Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than one year are included in short term investments.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  Investment Securities

   We have designated our fixed maturities (bonds) and our equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder's interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair market value, the duration of market decline, and the financial health and the specific prospects of the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Balance Sheet. Cash collateral received on securities lending transactions is invested in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as security received by us, is not reflected in our assets in the Balance Sheet as we have no right to sell or repledge the collateral. The fair value of collateral held and included in other invested assets was $62.4 at December 31, 2003. We had no non-cash collateral at December 31, 2003.

   Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in allowance are included in net realized investment gains and losses in the Statements of Income.

   Short-term investments are stated at amortized cost which approximates fair value. Equity securities are stated at fair value.

  Intangible Assets

   (a) Present Value of Future Profits


   In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolio. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholder's interest, net of applicable income tax.

   (b) Goodwill

   As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit's goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

   Before January 1, 2002, we amortized goodwill over our estimated period of benefit on a straight-line basis not exceeding 40 years. When an intangible asset's carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

  Deferred Acquisition Costs

   Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts.

   Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

  Income Taxes

   We file a consolidated life insurance federal income tax return with our parent, GE Capital Assurance and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, life insurance contracts, and universal life contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and universal life contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and persistency. These assumptions are periodically evaluated for potential reserve deficiencies.

  Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

  Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract owners and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contract owner and policyholders' equity in those assets.

  Accounting Changes

   As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology.

   Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a "reporting unit" basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142. Further information about goodwill is provided in note 4.

  Accounting Pronouncements Not Yet Adopted

   In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we will adopt on January 1, 2004. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. We do not expect the adoption of the SOP 03-1 to have a material impact on our results of operations or financial condition.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(2)Investment Securities

  General

   For the years ended December 31, the sources of investment income were as follows:

                                        2003    2002    2001
                                       ------  ------  ------
Fixed maturities and equity securities $219.0  $197.1  $171.4
Mortgage and policy loans.............   30.6    26.4    26.3
                                       ------  ------  ------
Gross investment income...............  249.6   223.5   197.7
Investment expenses...................   (4.1)   (2.8)   (1.9)
                                       ------  ------  ------
Net investment income................. $245.5  $220.7  $195.8
                                       ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

                                      2003    2002    2001
                                     ------  ------  ------
Sales proceeds...................... $331.8  $851.0  $996.2
                                     ------  ------  ------
Gross realized investment:
   Gains............................   14.0    33.8    34.2
   Losses, including impairments(a).  (10.9)  (26.3)  (12.0)
                                     ------  ------  ------
Net realized investment gains....... $  3.1  $  7.5  $ 22.2
                                     ======  ======  ======

--------
(a)Impairments were $(2.7), $(16.8), and $(11.9) in 2003, 2002 and 2001, respectively.

   The additional proceeds from investments presented in our Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of shareholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

                                                                                   2003    2002    2001
                                                                                  ------  ------  ------
Fixed maturities................................................................. $163.8  $ 90.0  $(18.4)
Equity securities................................................................    4.1    (4.3)   (0.4)
                                                                                  ------  ------  ------
   Subtotal......................................................................  167.9    85.7   (18.8)
Adjustments to the present value of future profits and deferred acquisition costs  (60.4)   (2.4)   14.4
Deferred income taxes............................................................  (37.4)  (29.1)    1.7
                                                                                  ------  ------  ------
   Net unrealized gains (losses) on available-for-sale investment securities..... $ 70.1  $ 54.2  $ (2.7)
                                                                                  ======  ======  ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                        2003   2002   2001
                                                                                       -----  -----  ------
Net unrealized gains (losses) on investment securities -- beginning of year........... $54.2  $(2.7) $ 29.7
Unrealized gains (losses) on investment securities -- net of deferred taxes of $(9.5),
  $(33.4), and $9.9...................................................................  17.9   61.8   (18.0)
Reclassification adjustments -- net of deferred taxes of $1.2, $2.6 and $7.8..........  (2.0)  (4.9)  (14.4)
                                                                                       -----  -----  ------
Net unrealized gain (loss) on investment securities -- end of year.................... $70.1  $54.2  $ (2.7)
                                                                                       =====  =====  ======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                            Gross      Gross
                                                Amortized Unrealized Unrealized  Fair
2003                                              Cost      Gains      Losses    Value
----                                            --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government.........................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate..........................    527.4      25.8       (3.0)     550.2
   U.S. corporate..............................  2,441.4     132.6      (15.4)   2,558.6
   Mortgage-backed.............................    670.0      17.2       (3.7)     683.5
   Asset-backed................................    271.2       7.0       (0.2)     278.0
                                                --------    ------     ------   --------
       Total fixed maturities..................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock..............     41.3       4.2       (0.1)      45.4
                                                --------    ------     ------   --------
       Total available-for-sale securities..... $4,025.2    $190.4     $(22.5)  $4,193.1
                                                ========    ======     ======   ========

                                                            Gross      Gross
                                                Amortized Unrealized Unrealized  Fair
2002                                              Cost      Gains      Losses    Value
----                                            --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   22.0    $  0.7     $ (0.1)  $   22.6
   Non-U.S. government.........................     10.1       0.5         --       10.6
   Non-U.S. corporate..........................    225.6      12.4       (3.6)     234.4
   U.S. corporate..............................  2,118.2      89.8      (48.0)   2,160.0
   Mortgage-backed.............................    569.7      24.3       (0.2)     593.8
   Asset-backed................................    401.1      14.5       (0.3)     415.3
                                                --------    ------     ------   --------
       Total fixed maturities..................  3,346.7     142.2      (52.2)   3,436.7
   Non-redeemable preferred stock..............     41.2        --       (4.3)      36.9
                                                --------    ------     ------   --------
       Total available-for-sale securities..... $3,387.9    $142.2     $(56.5)  $3,473.6
                                                ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position, and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance and risk teams as well as the portfolio management and research capabilities of GE Asset Management Incorporated ("GEAM"). Our qualitative review

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2003, securities "at risk" of impairment had aggregate unrealized losses of $1.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book within a reasonable period. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2003, 2002 and 2001, we recognized impairment losses of $2.7, $16.8 and $11.9, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2003:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
                                      fair value   losses   securities fair value   losses   securities
                                      ---------- ---------- ---------- ---------- ---------- ----------
Fixed Maturities:
 U.S. Government Agencies............   $   --     $   --       --       $  --      $  --        --
 State and Municipal.................       --         --       --          --         --        --
 Government -- non U.S...............      4.6       (0.1)       8          --         --        --
 U.S. Corporate......................    455.5      (11.8)     115        32.7       (3.6)       11
 Corporate -- non U.S................    133.5       (2.6)      35         4.6       (0.4)        1
 Asset Backed........................     10.0       (0.2)       2          --         --        --
 Mortgage Backed.....................    200.7       (3.7)      41          --         --        --
                                        ------     ------      ---       -----      -----        --
 Total Fixed Maturities..............    804.3      (18.4)     201        37.3       (4.0)       12
Equities Securities..................      1.3       (0.1)       1          --         --        --
                                        ------     ------      ---       -----      -----        --
Total Temporarily Impaired Securities   $805.6     $(18.5)     202       $37.3      $(4.0)       12
                                        ======     ======      ===       =====      =====        ==
Investment Grade.....................   $748.6     $(16.7)     181       $12.7      $(1.0)        5
Below Investment Grade...............     45.3       (1.6)      17        24.6       (3.0)        7
Not Rated -- Fixed Maturities........     10.4       (0.1)       3          --         --        --
Not Rated -- Equities................      1.3       (0.1)       1          --         --        --
                                        ------     ------      ---       -----      -----        --
                                        $805.6     $(18.5)     202       $37.3      $(4.0)       12
                                        ======     ======      ===       =====      =====        ==

   The investment securities in an unrealized loss position for less than twelve months, account for $18.5 or 82% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.

   The investment securities in an unrealized loss position for twelve months or more account for $4.0 or 18% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2003 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       Amortized  Fair
                                         Cost     Value
                                       --------- --------
Due in one year or less............... $   78.1  $   78.5
Due after one year through five years.  1,061.7   1,123.0
Due after five years through ten years    796.2     815.8
Due after ten years...................  1,106.7   1,168.9
                                       --------  --------
Subtotal..............................  3,042.7   3,186.2
Mortgaged backed securities...........    670.0     683.5
Asset backed securities...............    271.2     278.0
                                       --------  --------
Totals................................ $3,983.9  $4,147.7
                                       ========  ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $261.7 and $210.6 at December 31, 2003 and 2002, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.6 and $1.1 at December 31, 2003 and December 31, 2002, respectively.

   At December 31, 2003, approximately 11.3%, 11.6% and 10.4% of our investment portfolio is comprised of securities issued by the banking, consumer non-cyclical, and public utilities industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

   At December 31, 2003, we did not hold any fixed maturity securities which exceeded 10% of shareholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations". The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


                                            2003                       2002
                                 -------------------------  -------------------------
NAIC          Rating Agency      Amortized  Fair            Amortized  Fair
Rating    Equivalent Designation   cost     Value   Percent   cost     Value   Percent
------    ---------------------- --------- -------- ------- --------- -------- -------
    1       Aaa/Aa/A............ $2,306.9  $2,391.4   57.6% $2,008.8  $2,093.6   60.9%
    2       Baa.................  1,433.9   1,507.7   36.4   1,092.9   1,116.9   32.5
    3       Ba..................    157.1     164.9    4.0     131.7     128.9    3.7
    4       B...................     62.6      61.6    1.5      40.5      33.1    1.0
    5       Caa and lower.......     13.0      11.7    0.3      32.4      24.6    0.7
    6       In or near default..      1.4       1.4    0.0       7.7       6.4    0.2
Not Rated   Not rated...........      9.0       9.0    0.2      32.7      33.2    1.0
                                 --------  --------  -----  --------  --------  -----
            Totals.............. $3,983.9  $4,147.7  100.0% $3,346.7  $3,436.7  100.0%
                                 ========  ========  =====  ========  ========  =====

   At December 31, 2003 there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy). At December 31, 2002 there were fixed maturities in default with a fair value of $9.3.

  Mortgage and Other Loans

   At December 31, 2003 and 2002, our US Mortgage Loan portfolio was $485.5 and $343.4 net of allowance of $4.2 and $3.0, respectively.

   At December 31, 2003 and 2002, respectively, we held $132.1 and $83.3 in US Mortgages secured by real estate in California, comprising 27.0% and $26.1% of the total mortgage portfolio. For the years ended December 31, 2003 and 2002 respectively, we originated $50.4 and $35.8 of mortgages secured by real estate in California, which represent 25.0% and 12.4%, of our total US originations for those years.

   As of December 31, 2003 and 2002, we were committed to fund $1.4 and $1.7, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principals, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2003 and 2002) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($1.3 as of December 31, 2003 and none as of December 31, 2002). Average investment in impaired loans during 2003 was $0.3. There was no average investment in impaired loans during 2002 and 2001. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                        2003  2002 2001
                                       -----  ---- ----
Balance at January 1.................. $ 3.0  $2.6 $1.9
Provision charged to operations.......   2.0   0.4  0.7
Amounts written off, net of recoveries  (0.8)   --   --
                                       -----  ---- ----
Balance at December 31................ $ 4.2  $3.0 $2.6
                                       =====  ==== ====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The allowance for losses on mortgage loans at December 31, 2003, 2002, and 2001 represented 0.9%, 0.9% and 0.8% of gross mortgage loans, respectively.

   There were no non-income producing mortgage loans as of December 31, 2003 and 2002.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

                                                               2003    2002    2001
                                                              ------  ------  ------
Unamortized balance at January 1............................. $236.7  $180.1  $123.6
Costs deferred...............................................   75.6    71.7    66.6
Amortization, net............................................  (23.8)  (15.1)  (10.1)
                                                              ------  ------  ------
Unamortized balance at December 31...........................  288.5   236.7   180.1
                                                              ------  ------  ------
Cumulative effect of net unrealized investment (gains) losses  (56.4)   (2.6)   12.8
                                                              ------  ------  ------
Balance at December 31....................................... $232.1  $234.1  $192.9
                                                              ======  ======  ======

(4)Intangible Assets and Goodwill

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                               2003    2002   2001
                                                              ------  -----  ------
Unamortized balance at January 1............................. $ 97.4  $99.5  $131.7
Acquisitions.................................................     --     --   (23.8)
Interest accreted at 6.9%, 7.2% and 7.2%, respectively.......    6.3    7.1     7.4
Amortization.................................................  (16.8)  (9.2)  (15.8)
                                                              ------  -----  ------
Unamortized balance at December 31...........................   86.9   97.4    99.5
Cumulative effect of net unrealized investment gains (losses)   (4.0)   0.2     1.6
                                                              ------  -----  ------
Balance at December 31....................................... $ 82.9  $97.6  $101.1
                                                              ======  =====  ======

   The estimated percentage of the December 31, 2003 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2004 9.75%
2005 9.32%
2006 9.08%
2007 8.61%
2008 8.17%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2003 or 2002.

   Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2003 and December 31, 2002:

Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

   The effects on earnings excluding such goodwill amortization from 2001 follow:

                                           2001
                                           -----
Net income as reported.................... $47.0
                                           =====
Net income excluding goodwill amortization $50.4
                                           =====

(5)Reinsurance

   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $31.7 and $36.5 at December 31, 2003 and 2002, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. Net life insurance in force as of December 31 is summarized as follows:

                                      2003   2002    2001
                                     -----  ------  ------
Direct life insurance in force...... $ 8.4  $  3.1  $  0.5
Amounts assumed from other companies  90.1    97.1    99.8
Amounts ceded to other companies....    --      --    (0.6)
                                     -----  ------  ------
Net life insurance in force......... $98.5  $100.2  $ 99.7
                                     =====  ======  ======
Percentage of amount assumed to net.  91.5%   96.9%  100.1%
                                     =====  ======  ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
                                     2003    2002    2001    2003    2002    2001
                                    ------  ------  ------  ------  ------  ------
Direct............................. $162.5  $143.4  $115.8  $162.9  $140.0  $114.4
Assumed............................   78.7    82.2    82.3    80.1    86.7    78.2
Ceded..............................   (6.5)   (5.2)   (3.9)   (6.5)   (5.2)   (4.0)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $234.7  $220.4  $194.2  $236.5  $221.5  $188.6
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           33.9%   39.1%   41.5%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $15.8, $14.9 and $16.9 during 2003, 2002, and 2001, respectively.

(6)Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2003 and 2002, investment contract liabilities totaled $3,305.4 and $2,819.6, respectively.

  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2003 and 2002, insurance contract liabilities totaled $994.3 and $836.3, respectively.

  Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2003 and 2002, universal life contract liabilities totaled $10.0 and $10.0, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2003, 2002, and 2001, these services were valued at $25.4, $27.2 and $15.8, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $3.9 and $2.6 payable to GEAM as compensation for the investment services during 2003 and 2002, respectively.

   During each of 2003, 2002 and 2001 we collected $3.0, $2.5, and $2.5, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   During 2002 and 2001, we received capital contributions of $35.0 and $45.0, respectively from GE Capital Assurance as reflected in the Statements of Shareholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8.

   During 2000, we entered an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities outstanding at that time.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

                             2003    2002   2001
                            ------  ------  -----
Current federal income tax. $(17.3) $ 14.1  $13.1
Deferred federal income tax   27.3   (13.7)  14.2
                            ------  ------  -----
Total income tax provision. $ 10.0  $  0.4  $27.3
                            ======  ======  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

                                      2003   2002  2001
                                      ----  -----  ----
Statutory U.S federal income tax rate 35.0%  35.0% 35.0%
Non-deductible goodwill amortization.   --     --   1.6
IRS Settlement(a)....................   --  (32.5)   --
Other, net........................... (0.3)   0.5   0.1
                                      ----  -----  ----
Effective rate....................... 34.7%   3.0% 36.7%
                                      ====  =====  ====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3. The benefits associated with the settlement are non-recurring and are in excess of the tax liabilities assumed by an affiliate, GNA Corporation, in 2000, as described in Note 7.

      The components of the net deferred income tax liability at December 31 are as follows:

                                                   2003   2002
                                                  ------ ------
Assets:
   Investments................................... $  4.6 $ 11.7
   Future annuity and contract benefits..........  101.2   92.6
                                                  ------ ------
       Total deferred income tax assets..........  105.8  104.3
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   37.4   29.1
   Present value of future profits...............   29.2   32.6
   Deferred acquisition costs....................   97.6   61.1
   Other, net....................................    2.4    0.3
                                                  ------ ------
       Total deferred income tax liability.......  166.6  123.1
                                                  ------ ------
   Net deferred income tax liability............. $ 60.8 $ 18.8
                                                  ====== ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(2.9), $13.9 and $24.0 for federal and state income taxes in 2003, 2002, and 2001, respectively.

   At December 31, 2003 and 2002, the deferred income tax liability, included in Accounts Payable and Accrued Expenses, was $60.8 and $18.8, respectively. At December 31, 2003 and 2002, the current income tax liability (receivable) with affiliates, included in Accounts Payable and Accrued Expenses, was $(18.5) and $2.1, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2003 and 2002.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2003 and 2002, is summarized as follows:

                                                           2003                       2002
                                                   Assets (Liabilities)       Assets (Liabilities)
                                                -------------------------- --------------------------
                                                Notional Carrying  Fair    Notional Carrying  Fair
                                                 Amount   Amount   Value    Amount   Amount   Value
                                                -------- -------- -------- -------- -------- --------
Assets:
Mortgage Loans.................................     (a)  $  485.5 $  508.5     (a)  $  343.4 $  377.8
Liabilities:...................................
Investment Contracts...........................     (a)  $3,305.4 $3,176.0     (a)  $2,819.6 $2,711.6
Other firm commitments:........................
Ordinary course of business lending commitments   $1.4         --       --   $1.7         --       --
                                                  ====   ======== ========   ====   ======== ========

--------
(a)These financial instruments do not have notional amounts.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net (loss) for the years ended December 31, 2003, 2002, and 2001 was $(32.4), $(32.3) and $(37.9), respectively. Unaudited statutory capital and surplus was $138.1 and $172.6 as of December 31, 2003 and 2002, respectively. In 2003, statutory capital and surplus decreased by $34.5 primarily related to net operating loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2003, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2003, 2002, and 2001:

2003 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  206.3    $   51.5   $(12.3)  $  245.5
Premiums.....................................      63.0       173.5       --      236.5
Net realized investment gains................        --          --      3.1        3.1
Other income.................................       2.0         0.8       --        2.8
                                               --------    --------   ------   --------
Total revenues...............................     271.3       225.8     (9.2)     487.9
                                               --------    --------   ------   --------
Benefits and expenses:
Benefits and other changes in policy reserves      84.0       169.2       --      253.2
Interest credited............................     142.2         0.5       --      142.7
Commissions..................................      36.9        26.1       --       63.0
General expenses.............................      22.0        23.3     (3.7)      41.6
Amortization of intangibles, net.............       1.0         9.5       --       10.5
Change in deferred acquisition costs, net....     (34.1)      (17.7)      --      (51.8)
                                               --------    --------   ------   --------
 Total benefits and expenses.................     252.0       210.9     (3.7)     459.2
                                               --------    --------   ------   --------
 Income before income taxes..................      19.3        14.9     (5.5)      28.7
 Provision (benefit) for income taxes........       7.0         5.3     (2.3)      10.0
                                               --------    --------   ------   --------
 Net income (loss)...........................  $   12.3    $    9.6   $ (3.2)  $   18.7
                                               ========    ========   ======   ========
Total assets.................................  $4,080.9    $1,165.8   $191.1   $5,437.8
                                               ========    ========   ======   ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)



2002 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  194.0     $ 43.3    $(16.6)  $  220.7
Premiums.....................................      62.4      158.8       0.3      221.5
Net realized investment gains................        --         --       7.5        7.5
Other income.................................       1.0       (0.3)      0.5        1.2
                                               --------     ------    ------   --------
Total revenues...............................     257.4      201.8      (8.3)     450.9
                                               --------     ------    ------   --------
Benefits and expenses:
Benefits and other changes in policy reserves      76.1      182.9       0.3      259.3
Interest credited............................     129.0        0.6        --      129.6
Commissions..................................      42.2       26.0        --       68.2
General expenses.............................      19.7       19.9      (4.5)      35.1
Amortization of intangibles, net.............       1.3        0.8        --        2.1
Change in deferred acquisition costs, net....     (36.7)     (19.9)       --      (56.6)
                                               --------     ------    ------   --------
 Total benefits and expenses.................     231.6      210.3      (4.2)     437.7
                                               --------     ------    ------   --------
 Income before income taxes..................      25.8       (8.5)     (4.1)      13.2
 Provision (benefit) for income taxes........       9.2       (3.1)     (5.7)       0.4
                                               --------     ------    ------   --------
 Net income (loss)...........................  $   16.6     $ (5.4)   $  1.6   $   12.8
                                               ========     ======    ======   ========
Total assets.................................  $3,579.9     $979.5    $ (2.0)  $4,557.4
                                               ========     ======    ======   ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


2001 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  164.8     $ 36.4     $(5.4)  $  195.8
Premiums.....................................      41.9      146.7        --      188.6
Net realized investment gains................        --         --      22.2       22.2
Other income.................................       1.1        0.2        --        1.3
                                               --------     ------     -----   --------
Total revenues...............................     207.8      183.3      16.8      407.9
                                               --------     ------     -----   --------
Benefits and expenses:
Benefits and other changes in policy reserves      53.0      102.5        --      155.5
Interest credited............................     112.9        0.6        --      113.5
Commissions..................................      47.5       31.5        --       79.0
General expenses.............................      11.8       22.9      (4.4)      30.3
Amortization of intangibles, net.............       3.6        8.2        --       11.8
Change in deferred acquisition costs, net....     (39.5)     (17.0)       --      (56.5)
                                               --------     ------     -----   --------
 Total benefits and expenses.................     189.3      148.7      (4.4)     333.6
                                               --------     ------     -----   --------
 Income before income taxes..................      18.5       34.6      21.2       74.3
 Provision (benefit) for income taxes........       7.1       13.0       7.2       27.3
                                               --------     ------     -----   --------
 Net income (loss)...........................  $   11.4     $ 21.6     $14.0   $   47.0
                                               ========     ======     =====   ========
Total assets.................................  $2,993.9     $760.5     $83.5   $3,837.9
                                               ========     ======     =====   ========